UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-5577

The Glenmede Fund, Inc.
(Exact name of registrant as specified in charter)

200 Clarendon Street Boston, Massachusetts		02116
(Address of principal executive offices)		(Zip code)

Michael P. Malloy, Esq. Secretary Drinker Biddle & Reath LLP One Logan Square 18th & Cherry Streets Philadelphia, PA 19103-6996
(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-800-442-8299

Date of fiscal year end:	October 31, 2006

Date of reporting period:	October 31, 2006

Item 1. Reports to Stockholders.

     Annual Report for the period November 1, 2005 through October 31, 2006 is filed herewith.

The Glenmede Fund, Inc.
The Glenmede Portfolios

Annual Report
October 31, 2006

The performance for each of the portfolios shown on pages 5 to 18 represents past performance and is not a guarantee of future results. A portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than their original cost. An investment in a portfolio is neither insured nor guaranteed by the US Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency or bank. The yields of money market funds will fluctuate as market conditions change. Although the money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds. Unlike actual fund performance, performance of an index does not reflect any expenses or transaction costs. A direct investment in an unmanaged index is not possible.

The reports concerning the portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the portfolios in the future. These statements are based on the adviser's or sub-adviser's predictions and expectations concerning certain future events and their expected impact on the portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events and other factors that may influence the future performance of the portfolios. The adviser or sub-adviser, as applicable, believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

THE GLENMEDE FUND, INC. AND THE GLENMEDE PORTFOLIOS
PRESIDENT'S LETTER

Dear Shareholder:

We are pleased to present the annual report of The Glenmede family of funds for the fiscal year ended October 31, 2006. Two new quantitative funds were launched in 2006, the Absolute Return Portfolio and the Total Market Long/Short Portfolio1. Both of these funds are managed by Vladimir ("Val") de Vassal of Glenmede Advisers, Inc. We hope you find the description of the management team and investment process for these portfolios which follows interesting.

At the fiscal year end on October 31, 2006, The Glenmede Fund, Inc. and The Glenmede Portfolios (collectively the "Glenmede Funds") consisted of fourteen portfolios with total assets of $3.6 billion. These included two EAFE International Portfolios, International and Philadelphia International (formerly Institutional International), which are sub-advised and advised respectively by Philadelphia International Advisors LP ("PIA"). The Glenmede Trust Company formed the PIA partnership with members of their International Equity team on January 1, 2002 to allow them to focus entirely on the International Equity products. These portfolios account for 40% of the fund family's assets as of October 31, 2006.

All of the Glenmede Funds, other than the money market funds, are managed to seek long-term total returns consistent with reasonable risk to principal for their asset category2. Efforts are made to keep expenses at competitive levels. All of the portfolios managed by Glenmede Advisers, Inc. use a quantitative style of investing.

This fiscal year ended October 31, 2006 showed positive returns across all asset classes. The S&P 500 Index3 returned 16.33% and the Lehman Brothers U.S. Aggregate Bond Index4 returned 5.19% for the fiscal year ended October 31, 2006. The MSCI EAFE Index5 performed better than domestic stocks for the fiscal year returning 27.52%, helped by a weakening U.S. dollar. Small Cap stocks continued to outperform Large Cap stocks with the Russell 2000 Index6 returning 19.98% versus a return of 16.02% on the Russell 1000 Index7 for the fiscal year ended October 31, 2006. It was a very difficult year for active equity management, resulting in a substantial percentage of managers underperforming their style benchmark, especially in the Small Cap arena.

The Federal Reserve left short term rates unchanged at 5.25% at their August 8, 2006 meeting, after two years of steady increases. Long rates remained low as inflation appeared to be under control. The yield curve inverted during the period, with three-month bills rising 119 basis points in yield and the 30-year Treasury bond dropping 4 basis points.

We welcome any questions about the Glenmede Funds and thank our clients for their continued support.

Sincerely,

Mary Ann B. Wirts
President

December 21, 2006

1The Total Market Long/Short Portfolio commenced operations on December 21, 2006.

2Mutual fund investing involves risks. Principal loss is possible. The Portfolios may invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Small Cap Equity and U.S. Emerging Growth Portfolios invest in smaller companies, which may involve additional risks such as limited liquidity and greater volatility. Short sales by the Absolute Return and Total Market Long/Short Portfolios involves leverage risk, credit exposure to brokers that execute the short sales and has potentially unlimited losses. Use of derivatives by the Absolute Return Portfolio may involve greater liquidity, counterparty, credit and pricing risks.

3The S&P 500 Index is a market capitalization weighted index comprised of 500 widely held common stocks.

4The Lehman Brothers U.S. Aggregate Bond Index includes securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

5The MSCI EAFE Index is an unmanaged capitalization weighted composite portfolio consisting of equity total returns of countries in Australia, New Zealand, Europe and the Far East.

6The Russell 2000 Index is an unmanaged market capitalization weighted total return index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index.

7The Russell 1000 Index is an unmanaged market capitalization weighted total return index which is comprised of the 1,000 largest companies in the Russell 3000 Index.

Past performance is no guarantee of future results.

This material must be preceded or accompanied by a current prospectus.

The Glenmede Fund, Inc. and the Glenmede Portfolios are distributed by Quasar Distributors, LLC. 12/06.

THE GLENMEDE FUND, INC.

Inside the
ABSOLUTE RETURN AND TOTAL MARKET LONG/SHORT PORTFOLIOS

Glenmede recently introduced two new portfolios, the Absolute Return Portfolio and the Total Market Long/Short Portfolio1. These two new Portfolios are managed by Glenmede's Quantitative Research Team lead by Vladimir ("Val") de Vassal, CFA. Val and his team are also responsible for Glenmede's other quantitatively-based equity portfolios, including the Large Cap 100, Large Cap Growth and U.S. Emerging Growth Portfolios. Val joined Glenmede in 1998 as Director of Quantitative Research. Val has over 20 years of asset management experience and has been managing equity portfolios for Glenmede since March 2002. Val is supported in portfolio management by Paul Sullivan, CFA, who has been with Glenmede for over 11 years, and Alex Atanasiu, who joined Glenmede as research analyst in 2005. In addition, the team gets active support from five fundamental analysts, two experienced equity traders, the structured products group, as well as senior high net worth and institutional portfolio managers.

Glenmede believes that actively managed portfolios of long and short equity positions constructed with a disciplined blend of proprietary, multifactor models and risk screens, can achieve superior long-term performance2. The benchmarks for the Absolute Return Portfolio and Total Market Long/Short Portfolios are the 90-Day U.S. Treasury Bill and the Russell 3000 Indices, respectively. These portfolios attempt to hold stocks in the Russell 3000 universe that Glenmede believes are the most attractive (long positions) and unattractive (short positions), using the following investment process:

•  Multifactor Models.  The first stage in the investment process is the creation of multi-factor models to rank the relative attractiveness of stocks within the Russell 3000 universe. The team performs historical backtests for each market sector to find which combination of factors and weightings the team believes produces equity portfolios with relatively consistent outperformance and underperformance versus the average stock over 12-month holding periods. Based on these buy and sell multi-factor models, stock ranking screens are run on a monthly basis to identify attractive and unattractive stocks.

•  Risk Screens.  To help reduce company specific risk, the quantitative team uses several screens to identify stocks that the team believes may have a greater risk for a price decline or price increase. These screens include multi-factor short-term buy and sell models, proprietary earnings surprise signals and liquidity.

•  Opportunity Lists. For the Absolute Return and Total Market Long/Short Portfolios, the multifactor models and risk screens are applied to the universe of stocks in the Russell 3000 universe to determine an opportunity list of stocks for buying or shorting consideration. In addition, for the Absolute Return Portfolio, market index funds and derivatives may be used to manage asset allocation and other risk exposures.

ALEX ATANASIU, VAL DE VASSAL
AND PAUL SULLIVAN

THE GLENMEDE FUND, INC.

•  Portfolio Optimization.  Based on the multifactor stock ranking models, proprietary leading industry group indicators and the opportunity buy and sell lists, the team attempts to optimize the portfolios to provide relatively broad diversification across sectors and individual companies, while attempting to control turnover and limit tax consequences.

We believe the proprietary multifactor and leading industry group models, along with the disciplined investment process can provide successful portfolios for the long-term. The goal of the Absolute Return Portfolio is to create a positive excess return across capital market cycles through an optimized combination of long/short equity positions with relatively less volatility than the U.S. Equity Market. The goal of the Total Market Long/Short Portfolio is to create relatively strong return performance relative to the U.S. equity market through an optimized combination of long and short equity positions with relatively broad sector diversification and relatively limited risk.

1Short sales by the Absolute Return and Total Market Long/Short Portfolios involves leverage risk, credit exposure to brokers that execute the short sales and has potentially unlimited losses. Use of derivatives by the Absolute Return Portfolio may involve greater liquidity, counterparty, credit and pricing risks.

2  Please refer to Portfolio Highlights on page 16 for detailed performance figures for the Absolute Return Portfolio. The Total Market Long/Short Portfolio commenced operations on December 21, 2006.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2006

Average Annual Total Return

Government Cash Portfolio		iMoneyNet's Government All AverageTM1
Year ended 10/31/06	4.68%	4.25%
Five Years ended 10/31/06	2.30%	1.86%
Ten Years ended 10/31/06	3.86%	3.38%
Inception (11/7/88) through 10/31/06	4.73%	4.23%
Government Cash Portfolio	7-Day[2] Current Yield	7-Day[2] Effective Yield
As of 10/31/06	5.10%	5.23%

During the past fiscal year, the Government Cash Portfolio outperformed the iMoneyNet's Government All AverageTM1 due to its use of overnight and term mortgage-backed securities repurchase agreements. This strategy plus the low expense ratio enhanced the yield while maintaining a high quality diversified portfolio of money market instruments.

Hypothetical Illustration of $10,000 Invested in
Government Cash Portfolio vs.
iMoneyNet's Government All Average(TM)1
11/7/88 through 10/31/06

* Assumes the reinvestment of all dividends.

Performance data quoted represents past performance; past performance does not guarantee future results. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

1  iMoneyNet's Government All AverageTM is comprised of money market funds investing in U.S. treasury securities and government agency obligations. It is not possible to invest directly in an index.

  Benchmark return is for the period beginning November 30, 1988.

2  "Current Yield" also referred to as the "SEC Yield," refers to the income generated by an investment in the Fund over a 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2006

Average Annual Total Return

Tax-Exempt Cash Portfolio		iMoneyNet's National Retail Tax-Free AverageTM1
Year ended 10/31/06	3.10%	2.67%
Five Years ended 10/31/06	1.61%	1.22%
Ten Years ended 10/31/06	2.47%	2.06%
Inception (11/10/88) through 10/31/06	3.16%	2.75%
Tax-Exempt Cash Portfolio	7-Day Current Yield[2]	7-Day Effective Yield[2]
As of 10/31/06	3.33%	3.38%

The Tax-Exempt Cash Portfolio has outperformed iMoneyNet's National Retail Tax-Free AverageTM1 in all of the periods shown above. During the past fiscal year, the strategy of maintaining a shorter average maturity, which increases yield when rates rise or when there is a greater supply of short-term securities, combined with a low expense ratio has resulted in good relative performance.

Hypothetical Illustration of $10,000 Invested in
Tax-Exempt Cash Portfolio vs.
iMoneyNet's National Retail Tax-Free Average(TM)1
11/10/88 through 10/31/06

* Assumes the reinvestment of all dividends and distributions.

Performance data quoted represents past performance; past performance does not guarantee future results. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

1  iMoneyNet's National Retail Tax-Free AverageTM is comprised of money market funds investing in fixed-income securities issued by state and local governments. Generally, interest payments on securities qualify for exemption from Federal income taxes. Funds may also own municipal securities subject to the alternative minimum tax. It is not possible to invest directly in an index.

  Benchmark return is for the period beginning November 30, 1988.

2  "Current Yield" also referred to as the "SEC Yield," refers to the income generated by an investment in the Fund over a 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2006

Average Annual Total Return

Core Fixed Income Portfolio		Lehman Brothers U.S. Aggregate Index[1]	Lipper Intermediate U.S. Government Fund Index*[1]
Year ended 10/31/06	4.38%	5.19%	4.39%
Five Years ended 10/31/06	4.03%	4.51%	3.47%
Ten Years ended 10/31/06	5.96%	6.26%	5.41%
Inception (11/17/88) through 10/31/06	7.10%	7.50%	N/A

The Core Fixed Income Portfolio returned 4.38% for the year ended October 31, 2006. The benchmark, the Lehman Brothers Aggregate Index, returned 5.19% for the year and the Portfolio's peer group, the Lipper Intermediate U.S. Government Fund Index, returned 4.39% for the year.

The Portfolio's performance versus the Lehman Brothers U.S. Aggregate Index can be attributed to the Portfolio's low risk themes and enhanced liquidity verses its benchmark. The Portfolio's returns closely matched that of its peer group, the Lipper Intermediate U.S. Government Fund Index. Diversification, liquidity, and low risk themes dominate the Portfolio's investment discipline. The Portfolio seeks to add value monitoring yield curve exposure while utilizing sector and security selection and seeks to maintain market neutral interest rate risk.

Hypothetical Illustration of $10,000 Invested in
Core Fixed Income Portfolio vs.
Lehman Brothers U.S. Aggregate Index and
Lipper Intermediate U.S. Government Fund Index*
11/17/88 through 10/31/06

*  Index commenced 12/31/89. The Index starts at $11,284, which is the value of the Portfolio in the graph on this date. Thus Portfolio inception comparisons are not provided.

**  Assumes the reinvestment of all dividends and distributions.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

1  The Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The Lipper Intermediate U.S. Government Fund Index is comprised of the 30 largest funds in the Lipper Intermediate U.S. Government Fund classification. This classification consists of funds that invest at least 65% of their assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities with dollar-weighted average maturities of 5 to 10 years. Total return consists of price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced by market capitalization each month. It is not possible to invest directly in an index.

  Benchmark returns are for the periods beginning November 30, 1988 for Lehman Brothers U.S. Aggregate Index and December 31, 1989 for Lipper Intermediate U.S. Government Fund Index.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2006

Average Annual Total Return

Strategic Equity Portfolio		After-tax Pre Redemption	Ater-tax Post Redemption	Dow Jones Ind. Monthly Reinvested[1]	S&P 500 Index[1]	Lipper Large Cap Core Fund Index[1]
Year ended 10/31/06	13.28%	11.97%	10.33%	18.45%	16.33%	14.65%
Five Years ended 10/31/06	5.02%	4.46%	4.18%	8.24%	7.24%	5.95%
Ten Years ended 10/31/06	6.77%	5.40%	5.41%	9.31%	8.63%	7.43%
Inception (07/20/89) through 10/31/06	9.44%	7.86%	7.66%	11.99%	10.83%	9.50%

The Portfolio invests in companies that we believe are high quality with good growth prospects and attractively valued. In order to identify stocks that meet these criteria, the Portfolio combines our proprietary quantitative model with the insight of our fundamental research analysts. For the fiscal year ended October 31, 2006 the Portfolio posted a positive return of 13.28% but underperformed the S&P 500 Index and Lipper Large Cap Core Index by 3.05% and 1.37%, respectively. The majority of the underperformance can be attributed to the Portfolio's investment style, "growth at a reasonable price." During this time period, growth has underperformed value by 10.62% as measured by the Russell 1000 Growth and Value Indices.

Hypothetical Illustration of $10,000 Invested in
Strategic Equity Portfolio vs. S&P 500 Index,
Dow Jones Industrial Average and Lipper Large Cap Core Fund Index
7/20/89 through 10/31/06

* Assumes the reinvestment of all dividends and distributions.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.

1  The S&P 500 Index is a market capitalization weighted index comprised of 500 widely held common stocks. The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks. The average is computed by adding the prices of the 30 stocks and dividing by a denominator, which has been adjusted over the years for stock splits, stock dividends, and substitutions of stock. The Lipper Large Cap Core Fund Index is comprised of the 30 largest mutual funds in the Lipper Large Cap Core Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. It is not possible to invest directly in an index.

  Benchmark returns are for the period beginning July 31, 1989.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2006

Average Annual Total Return

Small Cap Equity Portfolio - Advisor Class		Russell 2000 Stock Index[1]	S&P 500 Index[1]	Lipper Small Capitalization Core Index*[1]
Year ended 10/31/06	16.69%	19.98%	16.33%	15.69%
Five Years ended 10/31/06	13.64%	13.76%	7.24%	12.94%
Ten Years ended 10/31/06	10.68%	9.84%	8.63%	10.57%
Inception (03/01/91) through 10/31/06	12.38%	12.02%	10.92%	N/A
Small Cap Equity Portfolio - Institutional Class[2]
Year ended 10/31/06	16.99%	19.98%	16.33%	15.69%
Five Years ended 10/31/06	13.89%	13.76%	7.24%	12.94%
Ten Years ended 10/31/06	10.89%	9.84%	8.63%	10.57%
Inception (01/02/98) through 10/31/06	12.51%	12.02%	10.92%	N/A

Small Capitalization stocks experienced another strong year of performance. For the trailing twelve months, the Small Cap Equity Portfolio was up 16.69%, outpacing the average Small Cap Core manager as defined by Lipper. All sectors in the Portfolio were higher, with the basic industry, consumer, real estate and energy sectors accounting for the majority of the performance. Relative performance was negatively impacted by security selection within the technology sector.

Hypothetical Illustration of $10,000 Invested in
Small Cap Equity Portfolio Advisor Class vs. S&P 500 Index,
Russell 2000 Stock Index and Lipper Small Capitalization Core Index*
3/1/91 through 10/31/06

*  Index commenced 12/31/91. The Index starts at $11,371, which is the value of the Portfolio in the graph on this date. Thus Portfolio inception comparisons are not provided.

**  Assumes the reinvestment of all dividends and distributions.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Performance of the Institutional Class will vary from the Advisor Class due to differences in fees.

1  The S&P 500 Index is a market capitalization weighted index comprised of 500 widely held common stocks. The Russell 2000 Stock Index is an unmanaged market capitalization weighted total return index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Lipper Small Capitalization Core Index is comprised of the 30 largest funds in the Lipper Small Capitalization Core funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations less than 250% of the dollar weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. It is not possible to invest directly in an index.

2  Average annual total return for the Institutional Class includes the period from 03/01/91 through 10/31/03. Prior to the inception of the Institutional Class on 01/02/98, performance for the Institutional Class is based on the average annual total return of the Advisor Class.

  Benchmark returns for the Russell 2000 Stock Index and the S&P 500 Index are for the period beginning February 28, 1991.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2006

Average Annual Total Return

Large Cap Value Portfolio		Russell 1000 Value Index[1]	S&P 500 Index[1]	Lipper Large Cap Value Index[1]
Year ended 10/31/06	13.81%	21.46%	16.33%	18.41%
Five Years ended 10/31/06	10.83%	11.64%	7.24%	8.51%
Ten Years ended 10/31/06	9.67%	11.14%	8.63%	8.69%
Inception (01/04/93) through 10/31/06	10.88%	12.81%	10.72%	10.55%

The Large Cap Value Portfolio turned in another year of double-digit returns, but results fell short of the Russell 1000 Value Index in fiscal 2006. Despite a solid start for large cap stocks, smaller stocks in the index were very strong through April; leading the index higher. Weakness in early summer turned into a rally by the 4th fiscal quarter when investors' hopes of a pause in monetary tightening materialized, yet we were somewhat too defensive in the Portfolio.

In 2006, our investment process led us increasingly to the largest capitalized companies in the market which have been mostly overlooked during this recovery cycle. The profile of the Portfolio at year-end indicates a very large capitalization bias with a below-market valuation. This composition represents recent extremes for the Portfolio, with capitalization the largest it has been in over 5 years and well above the index. We think this is a desirable position for investors as we enter 2007.

Hypothetical Illustration of $10,000 Invested in
Large Cap Value Portfolio vs. S&P 500 Index,
Russell 1000 Value Index and Lipper Large Cap Value Index
1/4/93 through 10/31/06

* Assumes the reinvestment of all dividends and distributions.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

1  The S&P 500 Index is a market capitalization weighted index comprised of 500 widely held common stocks. The Russell 1000 Value Index is an unmanaged capitalization weighted total return index which is comprised of those securities in the Russell 1000 Index with a less than average growth orientation. The Lipper Large Cap Value Index is comprised of the 30 largest mutual funds within the Lipper Large Cap Value funds classification. This classification consists of funds that normally invest between 25% to 75% of their assets in companies with market capitalizations above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Super Composite 1500 Index. It is not possible to invest directly in an index.

  Benchmark returns are for the period beginning December 31, 1992.

THE GLENMEDE FUND, INC.

International Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2006

Average Annual Total Return

International Portfolio		Morgan Stanley EAFE Index[1]	Lipper International Fund Index[1]
Year ended 10/31/06	28.51%	27.52%	27.27%
Five Years ended 10/31/06	15.93%	14.56%	14.91%
Ten Years ended 10/31/06	10.15%	7.34%	8.67%
Inception (11/17/88) through 10/31/06	10.53%	6.04%	8.67%

The International Portfolio outperformed the Morgan Stanley EAFE Index by a small margin over the past twelve months. Security selection, on both a country and sector basis, was the primary factor attributing to this favorable comparison. In particular, the Portfolio's holdings in the UK, Switzerland and Australia outperformed their respective country indices. The Portfolio's overweight in the materials sector, which posted solid returns over the year, combined with solid stock picking in the financials sector added to the relative returns. Over longer periods, favorable security selection has been a primary driver for the enhanced comparative results versus the Index.

Hypothetical Illustration of $10,000 Invested in
International Portfolio vs. Morgan Stanley EAFE Index
and Lipper International Fund Index
11/17/88 through 10/31/06

* Assumes the reinvestment of all dividends and distributions excluding withholding taxes.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

1  The Morgan Stanley EAFE Index is an unmanaged capitalization weighted composite portfolio consisting of equity total returns of countries in Australia, New Zealand, Europe and the Far East. The Lipper International Fund Index is comprised of the 30 largest funds in the Lipper International Fund classification. This classification consists of funds that invest in securities whose primary trading markets are outside the United States. It is not possible to invest directly in an index.

  Benchmark returns are for the period beginning November 30, 1988.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
PORTFOLIO HIGHLIGHTS
October 31, 2006

Average Annual Total Return

Philadelphia International Fund		Morgan Stanley EAFE Index[1]	Lipper International Fund Index[1]
Year ended 10/31/06	28.29%	27.52%	27.27%
Five Years ended 10/31/06	14.77%	14.56%	14.91%
Ten Years ended 10/31/06	8.96%	7.34%	8.67%
Inception (08/01/92) through 10/31/06	9.94%	8.82%	9.56%

During the past fiscal year, international equity markets posted solid absolute returns. The Philadelphia International Fund participated in the rally and marginally outperformed the Morgan Stanley EAFE Index return. Security selection within the UK, Switzerland and Australia helped drive the positive relative returns. In addition, stock selection within the financials sectors was particularly strong for the period. Structurally, the Portfolio's overweight in the materials sector also proved beneficial to returns relative to the Index. Favorable security selection has been a primary driver for the enhanced comparative results of the longer time periods.

Hypothetical Illustration of $10,000 Invested in
Philadelphia International Fund vs. Morgan Stanley EAFE Index and
Lipper International Fund Index
8/1/92 through 10/31/06

* Assumes the reinvestment of all dividends and distributions excluding withholding taxes.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

1  The Morgan Stanley EAFE Index is an unmanaged capitalization weighted composite portfolio consisting of equity total returns of countries in Australia, New Zealand, Europe and the Far East. The Lipper International Fund Index is comprised of the 30 largest funds in the Lipper International Fund classification. This classification consists of funds that invest in securities whose primary trading markets are outside the United States. It is not possible to invest directly in an index.

  Benchmark returns are for the period beginning July 31, 1992.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2006

Average Annual Total Return

U.S. Emerging Growth Portfolio		After-tax Pre Redemption	After-tax Post Redemption	Russell 2000 Growth Index[1]	Lipper Small Cap Growth Index[1]
Year ended 10/31/06	18.01%	18.01%	11.71%	17.07%	12.57%
Five Years ended 10/31/06	7.81%	7.81%	6.78%	9.51%	8.36%
Inception (12/29/99) through 10/31/06	-4.42%	-4.42%	-3.68%	-0.28%	0.63%

The U.S. Emerging Growth Portfolio invests in small cap growth companies based on proprietary multi-factor models that include valuation, fundamental, earnings, and technical characteristics. Since its inception on December 29, 1999, the Portfolio has underperformed the Russell 2000 Growth Index and the Lipper Small Cap Growth Index by -4.14% and -5.05%, respectively. Over the last five years, the U.S. Emerging Growth Portfolio has had an annualized return of 7.81% versus 9.51% for the Russell 2000 Growth Index and 8.36% for the Lipper Small Cap Growth Index. For the fiscal year ended October 31, 2006, the Portfolio has outperformed the Russell 2000 Growth benchmark and Lipper Small Cap Growth indices by .94% and 5.44%, respectively. The strong performance of the Portfolio since February 2005 has come from its shift towards a quantitative discipline with a bias towards small cap growth companies with cheaper valuations, strong fundamentals and positive earnings trends.

Hypothetical Illustration of $10,000 Invested in

U.S. Emerging Growth Portfolio vs. Russell 2000 Growth Index

and Lipper Small Cap Growth Index

12/29/99 through 10/31/06

* Assumes the reinvestment of all dividends and distributions.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.

1  The Russell 2000 Growth Index is an unmanaged capitalization weighted total return index which is comprised of securities in the Russell 2000 Index with greater than average growth orientation. The Lipper Small Cap Growth Index is comprised of the 30 largest funds in the Lipper Small Cap Growth funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations less than 250% of the dollar weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. It is not possible to invest directly in an index.

  Benchmark returns are for the period beginning December 31, 1999.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2006

Average Annual Total Return

Large Cap 100 Portfolio		After-tax Pre Redemption	After-tax Post Redemption	Russell 1000 Index[1]	Lipper Large Cap Core Index[1]
Year ended 10/31/06	17.34%	16.91%	11.82%	16.02%	14.65%
Inception (2/27/04) through 10/31/06	11.75%	11.49%	10.09%	9.65%	9.50%

The Large Cap 100 Portfolio invests in large cap companies based on proprietary multi-factor models that include valuation, fundamental, earnings, and technical characteristics. Since its inception on February 27, 2004, the Portfolio has outperformed the Russell 1000 Index and Lipper Large Cap Core Index by +2.10% and +2.25%, respectively. For the fiscal year ended October 31, 2006, the Portfolio outperformed the Russell 1000 benchmark index by 1.32%. The strong performance of the Portfolio came from its bias towards various factors, including companies with cheaper valuations and positive earnings trends.

Hypothetical Illustration of $10,000 Invested in
Large Cap 100 Portfolio vs. Russell 1000 Index and
Lipper Large Cap Core Index
2/27/04 through 10/31/06

* Assumes the reinvestment of all dividends and distributions.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.

1  The Russell 1000 Index is an unmanaged market capitalization weighted total return index which is comprised of the 1,000 largest companies in the Russell 3000 Index. The Lipper Large Cap Core Index is comprised of the 30 largest mutual funds in the Lipper Large Cap Core Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. It is not possible to invest directly in an index.

  Benchmark returns are for the period beginning February 28, 2004.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2006

Average Annual Total Return

Large Cap Growth Portfolio		After-tax Pre Redemption	After-tax Post Redemption	Russell 1000 Growth Index[1]	Lipper Large Cap Growth Index[1]
Year ended 10/31/06	17.65%	17.32%	11.89%	10.84%	6.23%
Inception (2/27/04) through 10/31/06	10.75%	10.63%	9.24%	5.76%	5.38%

The Large Cap Growth Portfolio invests in large cap growth companies based on proprietary multi-factor models that include valuation, fundamental, earnings, and technical characteristics. Since its inception on February 27, 2004, the Portfolio has outperformed the Russell 1000 Growth Index and the Lipper Large Cap Growth Index by +4.99% and +5.37%, respectively. For the fiscal year ended October 31, 2006, the Portfolio outperformed the Russell 1000 Growth benchmark index by 6.81%. The strong performance of the Portfolio came from its bias towards large cap growth companies with cheaper valuations and improving earnings.

Hypothetical Illustration of $10,000 Invested in

Large Cap Growth Portfolio vs. Russell 1000 Growth Index

and Lipper Large Cap Growth Index

2/27/04 through 10/31/06

* Assumes the reinvestment of all dividends and distributions.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.

1  The Russell 1000 Growth Index is an unmanaged capitalization weighted total return index which is comprised of securities in the Russell 1000 Index with greater than average growth orientation. The Lipper Large Cap Growth Index is the average of the 30 largest funds in the Lipper Large-Cap Growth Funds Category. These funds invest at least 75% of equity assets in companies with market capitalizations (on three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. These funds typically have an above average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share.

  Benchmark returns are for the period beginning February 28, 2004.

THE GLENMEDE FUND, INC.

Absolute Return Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2006

Cumulative Annual Total Return

Absolute Return Portfolio		Merrill Lynch 3 Month Treasury Bill	Russell 3000 Index[1]	Lipper Long/Short Equity Index[1]
Inception (09/29/06) through 10/31/06	-0.10%	0.38%	3.60%	2.08%

On September 29, 2006, Glenmede introduced a new mutual fund called the Absolute Return Portfolio. A goal of the Absolute Return Portfolio is to create a positive excess return across capital market cycles through an optimized combination of long/short equity positions with relatively less volatility than the U.S. Equity Market. Equities from the Russell 3000 Index are selected based on a proprietary set of buy and sell multi-factor models that include valuation, fundamental, earnings, and technical characteristics. The Portfolio is optimized monthly to provide broad diversification across sectors, industries and individual companies. In October 2006, its first month, the Absolute Return Portfolio reflected a -.1% versus 0.38% for the Merrill Lynch 3-Month Treasury Bill Index and 3.6% for the Russell 3000 Index. The Lipper Long/Short Equity Index had a return of 2.08% for the month. The underperformance of the Portfolio in the month was a reflection of its net bias towards stocks with larger market capitalizations, lower valuations, higher profitability and strong earnings. The Portfolio was negatively impacted by its short positions in more speculative, higher valuation, smaller cap stocks which outperformed in the strong equity market.

Hypothetical Illustration of $10,000 Invested in

Absolute Return Portfolio vs. Merrill Lynch

3 Months Treasury Bill, Russell 3000 Index and

Lipper Long/Short Equity Index

9/29/06 through 10/31/06

* Assumes the reinvestment of all dividends and distributions.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

The Merrill Lynch 3-month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The Russell 3000 Index is an unmanaged capitalization weighted total return index which is comprised of the 3,000 largest U.S. companies based on total market capitalization. The Index re-balances annually. The Lipper Long/Short Equity Index is equally weighted which is made up of the top 10 funds based upon net asset size. The index re-balances quarterly.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2006

Average Annual Total Return

Muni Intermediate Portfolio		Lehman Brothers Municipal 5-Year Bond Index[1]	Lipper Intermediate Municipal Debt Fund Index[1]	Lehman Municipal 1-10 Year Blend Index*[1]
Year ended 10/31/06	3.97%	3.95%	4.72%	4.42%
Five Years ended 10/31/06	3.60%	3.78%	3.84%	3.89%
Ten Years ended 10/31/06	4.62%	4.79%	4.71%	4.95%
Inception (06/05/92) through 10/31/06	4.86%	5.23%	5.13%	N/A

Muni Intermediate performed in line with the Lehman 5 Year Index in 2006. The Portfolio did underperform versus the Lehman 1-10 Year Index and the Lipper Intermediate Index due to the defensive nature of the Portfolio as the tax-exempt yield curve flattened through 2006. The overall credit quality of the Portfolio added to the underperformance. The Portfolio remains positioned defensively and provides high current interest income.

Hypothetical Illustration of $10,000 Invested in
Muni Intermediate Portfolio vs. Lehman Brothers
Municipal 5-Year Bond Index, Lipper Intermediate
Municipal Debt Fund Index and Lehman Municipal 1-10 Year Blend Index
6/5/92 through 10/31/06

*  Index commenced 6/30/93. The Index starts at $10,811, which is the value of the Portfolio in the graph on this date. Thus comparison to the Portfolio's inception is not provided.

**  Assumes the reinvestment of all dividends and distributions.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns.

1  The Lehman Brothers Municipal 5-Year Bond Index is an unmanaged total return performance benchmark for the short-intermediate, investment-grade tax-exempt bond market. The Lipper Intermediate Municipal Debt Fund Index is comprised of the 30 largest funds in the Lipper Intermediate Municipal Debt Fund Average. The Average consists of funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years. The Lehman Municipal 1-10 Year Blend Index is a composite index made up of several different broad sub-indices: the Lehman Municipal 1-Year Index; Lehman Municipal 3-Year Index; Lehman Municipal 5-Year Index; Lehman Municipal 7-Year Index and the Lehman Municipal 10-Year Index. The total of all these indices represents all maturities between 1-10 Years. It is not possible to invest directly in an index.

  Benchmark returns for the Lehman Brothers Municipal 5-Year Bond Index and the Lipper
Intermediate Municipal Debt Fund Index are for the period beginning May 31, 1992.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2006

Average Annual Total Return

New Jersey Muni Portfolio		Lehman Brothers Municipal 5-Year Bond Index[1]	Lipper New Jersey Municipal Debt Fund Index[1]	Lehman Municipal 1-10 Year Blend Index[1]
Year ended 10/31/06	3.84%	3.95%	5.92%	4.42%
Five Years ended 10/31/06	3.47%	3.78%	4.61%	3.89%
Ten Years Ended 10/31/06	4.59%	4.79%	5.12%	4.95%
Inception (11/01/93) through 10/31/06	4.42%	4.76%	4.88%	4.92%

New Jersey Muni underperformed the three benchmarks due to shorter duration relative to the benchmarks, as the flattening of the tax-exempt yield curve continued throughout 2006. In addition, higher credit quality added to this underperformance as triple-B credits outperformed single-A and higher credit. The Portfolio remains positioned defensively and provides high current interest income.

Hypothetical Illustration of $10,000 Invested in
New Jersey Muni Portfolio vs. Lehman Brothers
Municipal 5-Year Bond Index, Lipper New Jersey
Municipal Debt Fund Index and Lehman Municipal 1-10 Year Blend Index
11/1/93 through 10/31/06

* Assumes the reinvestment of all dividends and distributions.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns.

1  The Lehman Brothers Municipal 5-Year Bond Index is an unmanaged total return performance benchmark for the short-intermediate, investment-grade tax-exempt bond market. The Lipper New Jersey Municipal Debt Fund Index is comprised of the 10 largest funds in the Lipper New Jersey Municipal Debt Fund Average. The Average consists of funds that invest only in securities that are exempt from taxation in New Jersey or cities in New Jersey. The Lehman Municipal 1-10 Year Blend Index is a composite index made up of several different broad sub-indices: the Lehman Municipal 1-Year Index; Lehman Municipal 3-Year Index; Lehman Municipal 5-Year Index; Lehman Municipal 7-Year Index and the Lehman Municipal 10-Year Index. The total of all these indices represents all maturities between 1-10 Years. It is not possible to invest directly in an index.

  Benchmark returns are for the period beginning October 31, 1993.

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited)

As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including management fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. No information has been provided for the Total Market Long/Short Portfolio because it has not commenced operations as of October 31, 2006.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of a Glenmede Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

	Beginning Account Value (May 1, 2006)	Ending Account Value (October 31, 2006)	Annualized Expense Ratio*	Expenses Paid During Period** (May 1, to October 31, 2006)
Government Cash Portfolio
Actual	$1,000.00	$1,025.40	0.18%	$0.92
Hypothetical (5% return less expenses)	1,000.00	1,024.30	0.18	0.92
Tax-Exempt Cash Portfolio
Actual	1,000.00	1,016.70	0.18	0.91
Hypothetical (5% return less expenses)	1,000.00	1,024.30	0.18	0.92

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited) — (Concluded)

	Beginning Account Value (May 1, 2006)	Ending Account Value (October 31, 2006)	Annualized Expense Ratio*	Expenses Paid During Period** (May 1, to October 31, 2006)
Core Fixed Income Portfolio
Actual	$1,000.00	$1,043.40	0.54%	$2.78
Hypothetical (5% return less expenses)	1,000.00	1,022.48	0.54	2.75
Strategic Equity Portfolio
Actual	1,000.00	1,026.80	0.84	4.29
Hypothetical (5% return less expenses)	1,000.00	1,020.97	0.84	4.28
Small Cap Equity Portfolio - Advisor
Actual	1,000.00	992.80	0.91	4.57
Hypothetical (5% return less expenses)	1,000.00	1,020.62	0.91	4.63
Small Cap Equity Portfolio - Institutional
Actual	1,000.00	993.80	0.71	3.57
Hypothetical (5% return less expenses)	1,000.00	1,021.63	0.71	3.62
Large Cap Value Portfolio
Actual	1,000.00	1,031.30	0.98	5.02
Hypothetical (5% return less expenses)	1,000.00	1,020.27	0.98	4.99
International Portfolio
Actual	1,000.00	1,016.90	1.10	5.59
Hypothetical (5% return less expenses)	1,000.00	1,019.66	1.10	5.60
Philadelphia International Fund
Actual	1,000.00	1,018.50	0.85	4.32
Hypothetical (5% return less expenses)	1,000.00	1,020.92	0.85	4.33
U.S. Emerging Growth Portfolio
Actual	1,000.00	968.30	0.87	4.32
Hypothetical (5% return less expenses)	1,000.00	1,020.82	0.87	4.43
Large Cap 100 Portfolio
Actual	1,000.00	1,042.40	0.84	4.32
Hypothetical (5% return less expenses)	1,000.00	1,020.97	0.84	4.28
Large Cap Growth Portfolio
Actual	1,000.00	1,045.10	0.85	4.38
Hypothetical (5% return less expenses)	1,000.00	1,020.92	0.85	4.33
Absolute Return Portfolio***
Actual	1,000.00	999.00	1.25	1.03
Hypothetical (5% return less expenses)	1,000.00	1,003.08	1.25	1.03

  *  Expense ratios for the period may differ from expense ratios based on one-year data in the Financial Highlights.

  **  Expenses are calculated using the Portfolio's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the calendar year (365 days).

  ***  The Portfolio commenced operations on September 29, 2006. Expenses are calculated using the Portfolio's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (30 days) (the Portfolio began accruing expenses on October 2, 2006), and divided by the number of days in the calendar year (365 days).

THE GLENMEDE PORTFOLIOS

Shareholder Expenses (Unaudited)

As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including management fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. As a shareholder of a Glenmede Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

	Beginning Account Value (May 1, 2006)	Ending Account Value (October 31, 2006)	Annualized Expense Ratio*	Expenses Paid During Period** (May 1, to October 31, 2006)
Muni Intermediate Portfolio
Actual	$1,000.00	$1,030.40	0.28%	$1.43
Hypothetical (5% return less expenses)	1,000.00	1,023.79	0.28	1.43

THE GLENMEDE PORTFOLIOS

Shareholder Expenses (Unaudited) — (Concluded)

	Beginning Account Value (May 1, 2006)	Ending Account Value (October 31, 2006)	Annualized Expense Ratio*	Expenses Paid During Period** (May 1, to October 31, 2006)
New Jersey Muni Portfolio
Actual	$1,000.00	$1,030.80	0.28%	$1.43
Hypothetical (5% return less expenses)	1,000.00	1,023.79	0.28	1.43

*  Expense ratios for the period may differ from expense ratios based on one-year data in the Financial Highlights.

**  Expenses are calculated using each Portfolio's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the calendar year (365 days).

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2006

	Government Cash Portfolio	Tax-Exempt Cash Portfolio	Core Fixed Income Portfolio
Assets:
Investments[1]:
Investments at value[2]	$325,008,709	$704,871,780	$215,335,958
Repurchase agreements at value	327,125,627	—	30,987,993
Total investments	652,134,336	704,871,780	246,323,951
Cash	—	83,499	—
Receivable for securities sold	—	—	302
Receivable for fund shares sold	—	—	145,000
Interest receivable	2,480,965	2,546,834	1,836,536
Prepaid expenses	21,616	23,326	8,153
Total assets	654,636,917	707,525,439	248,313,942
Liabilities:
Dividend payable	2,801,328	1,947,596	—
Payable for fund shares redeemed	—	—	155,000
Obligation to return securities lending collateral	—	—	22,221,438
Payable for when-issued securities	—	—	27,583,687
Due to bank	5,726	—	—
Payable for Directors' fees	298	580	179
Accrued expenses	172,940	182,630	110,346
Total liabilities	2,980,292	2,130,806	50,070,650
Net Assets	$651,656,625	$705,394,633	$198,243,292
Net Assets consist of:
Par value ($0.001 of shares outstanding)	651,588	705,605	18,667
Paid-in capital in excess of par value	650,936,116	704,824,843	200,342,500
Undistributed net investment income	73,094	(265)	759,139
Accumulated net realized gain (loss) from investment transactions	(4,173)	(135,550)	(3,086,509)
Net unrealized appreciation (depreciation) on investments	—	—	209,495
Total Net Assets	651,656,625	705,394,633	198,243,292
Shares Outstanding[3]	651,587,703	705,604,937	18,667,366
Net Asset Value Per Share	$1.00	$1.00	$10.62
[1] Investments at cost	$652,134,336	$704,871,780	$246,114,456
[2] Market value of securities on loan	—	—	$21,682,235
[3] Authorized shares	800,000,000	740,000,000	135,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
October 31, 2006

	Strategic Equity Portfolio	Small Cap Equity Portfolio	Large Cap Value Portfolio
Assets:
Investments[1]:
Investments at value[2]	$102,151,789	$288,669,839	$49,473,951
Repurchase agreements at value	435,657	3,266,548	801,436
Total investments	102,587,446	291,936,387	50,275,387
Receivable for securities sold	—	—	1,603,451
Receivable for fund shares sold	7,000	60,148	39,392
Dividends receivable	70,833	176,255	51,588
Interest receivable	3,135	35,604	1,081
Prepaid expenses	4,799	8,300	10,843
Total assets	102,673,213	292,216,694	51,981,742
Liabilities:
Payable for fund shares redeemed	16,158	123,510	507
Payable for securities purchased	—	—	120,633
Obligation to return securities lending collateral	17,096,815	54,641,285	3,932,517
Payable for Directors' fees	92	98	78
Accrued expenses	68,151	200,804	39,699
Total liabilities	17,181,216	54,965,697	4,093,434
Net Assets	$85,491,997	$237,250,997	$47,888,308
Net Assets consist of:
Par value ($0.001 of shares outstanding)	4,818	14,268	4,345
Paid-in capital in excess of par value	70,754,867	183,438,173	42,212,025
Undistributed net investment income	13,486	—	2,835
Accumulated net realized gain (loss) from investment transactions	(35,056)	(294,036)	(120,704)
Net unrealized appreciation (depreciation) on investments	14,753,882	54,092,592	5,789,807
Total Net Assets	85,491,997	237,250,997	47,888,308
Shares Outstanding[3]	4,817,805	14,268,365	4,345,445
Net Asset Value Per Share	$17.75	—	$11.02
Advisor Class — based on net assets of $237,249,678 and shares outstanding of 14,268,287 (155,000,000 authorized shares)	—	$16.63	—
Institutional Class — based on net assets of $1,319 and shares outstanding of 78.164 (65,000,000 authorized shares)[4]	—	$16.88	—
[1] Investments at cost	$87,833,564	$237,843,795	$44,485,580
[2] Market value of securities on loan	$16,573,990	$52,838,161	$3,789,850
[3] Authorized shares	125,000,000	220,000,000	75,000,000

4  Net assets have been rounded for presentation purposes. The net asset value per share is as reported on October 31, 2006.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
October 31, 2006

	International Portfolio	Philadelphia International Fund	U.S. Emerging Growth Portfolio
Assets:
Investments[1]:
Investments at value[2]	$927,126,836	$486,244,266	$44,707,348
Repurchase agreements at value	1,898,611	1,576,791	179,936
Total investments	929,025,447	487,821,057	44,887,284
Foreign currency, at value (Note 1)[4]	5,608,252	84,985	—
Receivable for fund shares sold	651,959	344,268	103,750
Dividends receivable	1,452,781	1,392,853	8,717
Interest receivable	1,379	793	5,319
Foreign tax reclaims receivable	583,346	429,783	—
Prepaid expenses	32,035	32,673	2,803
Total assets	937,355,199	490,106,412	45,007,873
Liabilities:
Payable for fund shares redeemed	11,246	701,711	5,000
Payable for securities purchased	5,399,184	406	—
Obligation to return securities lending collateral	2,307,888	622,386	9,970,162
Payable for Directors' fees	140	181	164
Accrued expenses	939,736	554,914	30,245
Total liabilities	8,658,194	1,879,598	10,005,571
Net Assets	$928,697,005	$488,226,814	$35,002,302
Net Assets consist of:
Par value ($0.001 of shares outstanding)	47,398	24,906	4,771
Paid-in capital in excess of par value	651,052,600	345,354,156	32,048,035
Undistributed net investment income	3,980,814	4,664,928	—
Accumulated net realized gain (loss) from investment transactions	(424,238)	(1,127,713)	(2,233,932)
Net unrealized appreciation (depreciation) on investments	274,040,431	139,310,537	5,183,428
Total Net Assets	928,697,005	488,226,814	35,002,302
Shares Outstanding[3]	47,397,567	24,905,876	4,771,411
Net Asset Value Per Share	$19.59	$19.60	$7.34
[1] Investments at cost	$654,997,894	$348,524,366	$39,703,856
[2] Market value of securities on loan	$2,181,358	$588,264	$9,623,468
[3] Authorized shares	115,000,000	120,000,000	75,000,000
[4] The International Portfolio and Philadelphia International Fund had foreign currency costs of $5,545,814 and $84,795, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)
October 31, 2006

	Large Cap 100 Portfolio	Large Cap Growth Portfolio	Absolute Return Portfolio[5]
Assets:
Investments[1]:
Investments at value[2]	$113,596,493	$36,610,547	$18,048,365
Repurchase agreements at value	1,858,420	397,810	1,516,392
Total investments	115,454,913	37,008,357	19,564,757
Receivable for fund shares sold	119,000	—	246,000
Dividends receivable	73,454	6,013	8,380
Interest receivable	6,191	52	36,540
Initial offering fee	—	—	16,127
Cash collateral on deposit at broker	—	—	13,099,197
Prepaid expenses	5,151	2,774	—
Other assets	—	—	9,445
Total assets	115,658,709	37,017,196	32,980,446
Liabilities:
Dividend payable on securities sold short	—	—	2,386
Payable for fund shares redeemed	16,366	—	—
Payable for securities purchased	1,182,260	182,442	—
Obligation to return securities lending collateral	10,107,142	—	—
Payable for securities sold short, at value[4]	—	—	13,110,907
Payable for Directors' fees	266	179	31
Accrued expenses	81,421	29,646	23,012
Total liabilities	11,387,455	212,267	13,136,336
Net Assets	$104,271,254	$36,804,929	$19,844,110
Net Assets consist of:
Par value ($0.001 of shares outstanding)	8,071	2,852	1,986
Paid-in capital in excess of par value	91,558,415	32,148,544	19,900,514
Undistributed net investment income	8,228	—	38,239
Accumulated net realized gain (loss) from investment transactions	—	(1,216)	(85,546)
Net unrealized appreciation (depreciation) on investments and securities sold short	12,696,540	4,654,749	(11,083)
Total Net Assets	104,271,254	36,804,929	19,844,110
Shares Outstanding[3]	8,071,314	2,852,025	1,985,638
Net Asset Value Per Share	$12.92	$12.90	$9.99
[1] Investments at cost	$102,758,373	$32,353,608	$19,109,905
[2] Market value of securities on loan	$9,817,971	—	—
[3] Authorized shares	20,000,000	20,000,000	20,000,000
[4] Proceeds from securities sold short for the Absolute Return Portfolio were $12,644,972.
[5] The Absolute Return Portfolio commenced operations on September 29, 2006.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2006

	Government Cash Portfolio	Tax- Exempt Cash Portfolio	Core Fixed Income Portfolio
Investment income:
Interest	$32,353,664	$19,690,129	$9,628,465
Income from security lending	—	—	35,412
Total investment income	32,353,664	19,690,129	9,663,877
Expenses:
Management fees	—	—	680,730
Administration, transfer agent and custody fees	391,932	366,700	126,499
Professional fees	94,609	90,895	27,687
Shareholder report expense	13,753	12,323	3,738
Shareholder servicing fees	676,490	604,266	194,532
Directors' fees and expenses	23,913	22,595	7,566
Registration and filing fees	1,393	2,271	3,770
Other expenses	50,333	39,755	14,842
Total expenses	1,252,423	1,138,805	1,059,364
Net investment income	31,101,241	18,551,324	8,604,513
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	—	—	(303,857)
Net change in unrealized gain (loss) of:
Investments	—	—	(17,818)
Net realized and unrealized gain (loss)	—	—	(321,675)
Net increase (decrease) in net assets resulting from operations	$31,101,241	$18,551,324	$8,282,838

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Year Ended October 31, 2006

	Strategic Equity Portfolio	Small Cap Equity Portfolio	Large Cap Value Portfolio
Investment income:
Dividends[1]	$1,134,780	$1,620,736	$832,411
Interest	62,937	215,073	77,684
Income from security lending	5,368	202,023	2,201
Total investment income	1,203,085	2,037,832	912,296
Expenses:
Management fees	457,500	1,363,303	216,436
Administration, transfer agent and custody fees	55,609	168,954	47,549
Professional fees	10,371	33,921	5,765
Shareholder report expense	2,297	8,447	838
Shareholder servicing fees (Advisor Class)	170,258	621,639	78,708
Shareholder servicing fees (Institutional Class)	—	1	—
Directors' fees and expenses	2,893	9,777	1,237
Registration and filing fees	3,500	30,989	24,111
Other expenses	6,210	20,226	2,277
Total expenses	708,638	2,257,257	376,921
Net investment income (loss)	494,447	(219,425)	535,375
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	6,037,041	34,927,432	2,082,417
In-kind redemptions	—	4,391,268	—
Net realized gain (loss)	6,037,041	39,318,700	2,082,417
Net change in unrealized gain (loss) of:
Investments	3,814,961	(734,909)	2,234,848
Net realized and unrealized gain (loss)	9,852,002	38,583,791	4,317,265
Net increase (decrease) in net assets resulting from operations	$10,346,449	$38,364,366	$4,852,640

1  The Strategic Equity Portfolio and Large Cap Value Portfolio had foreign dividend withholding taxes of $8,367 and $428, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Year Ended October 31, 2006

	International Portfolio	Philadelphia International Fund	U.S. Emerging Growth Portfolio
Investment income:
Dividends[1]	$25,326,236	$22,653,904	$87,045
Interest	371,407	1,026,988	19,065
Income from security lending	35,347	19,752	27,979
Total investment income	25,732,990	23,700,644	134,089
Expenses:
Management fees	6,677,018	5,834,038	157,701
Administration, transfer agent and custody fees	602,622	535,656	17,435
Professional fees	133,839	107,356	2,485
Shareholder report expense	23,219	17,967	871
Shareholder servicing fees	2,226,411	—	71,917
Directors' fees and expenses	35,036	27,690	1,036
Registration and filing fees	3,644	23,000	3,500
Other expenses	78,292	62,698	1,668
Total expenses	9,780,081	6,608,405	256,613
Less expenses waived	(1,053,157)	—	—
Net expenses	8,726,924	6,608,405	256,613
Net investment income (loss)	17,006,066	17,092,239	(122,524)
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	113,231,039	57,597,390	40,198
In-kind redemptions	—	53,054,766	—
Foreign currency transactions	(964,615)	(863,336)	—
Net realized gain (loss)	112,266,424	109,788,820	40,198
Net change in unrealized gain (loss) of:
Investments	92,537,118	48,341,914	3,541,399
Foreign currency translation	74,892	63,052	—
Net change in unrealized gain (loss)	92,612,010	48,404,966	3,541,399
Net realized and unrealized gain (loss)	204,878,434	158,193,786	3,581,597
Net increase (decrease) in net assets resulting from operations	$221,884,500	$175,286,025	$3,459,073

1  The International Portfolio and Philadelphia International Fund had foreign dividend withholding taxes of $2,136,648 and $1,958,992, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Concluded)
For the Year Ended October 31, 2006

	Large Cap 100 Portfolio	Large Cap Growth Portfolio	Absolute Return Portfolio[2]
Investment income:
Dividends[1]	$1,360,801	$406,989	$13,738
Interest	50,626	16,119	48,015
Income from security lending	28,134	—	—
Total investment income	1,439,561	423,108	61,753
Expenses:
Management fees	433,121	157,619	15,357
Administration, transfer agent and custody fees	52,843	22,966	4,011
Professional fees	10,774	3,958	1,016
Shareholder report expense	1,823	572	16
Shareholder servicing fees	157,499	57,316	2,560
Dividends on securities sold short	—	—	6,668
Directors' fees and expenses	2,524	843	31
Initial offering fee	—	—	1,454
Registration and filing fees	3,597	3,897	—
Other expenses	4,274	2,051	998
Total expenses	666,455	249,222	32,111
Less expenses waived/reimbursed	—	—	(9,445)
Net expenses	666,455	249,222	22,666
Net investment income	773,106	173,886	39,087
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	1,553,768	537,727	15,680
Securities sold short	—	—	(102,074)
Net realized gain (loss)	1,553,768	537,727	(86,394)
Net change in unrealized gain (loss) of:
Investments	9,745,597	3,426,969	454,852
Securities sold short	—	—	(465,935)
Net change in unrealized gain (loss)	9,745,597	3,426,969	(11,083)
Net realized and unrealized gain (loss)	11,299,365	3,964,696	(97,477)
Net increase (decrease) in net assets resulting from operations	$12,072,471	$4,138,582	$(58,390)

1  The Large Cap 100 Portfolio had foreign dividend withholding tax of $2,184.

2    The Absolute Return Portfolio commenced operations on September 29, 2006.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended October 31, 2006

	Government Cash Portfolio	Tax- Exempt Cash Portfolio	Core Fixed Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$31,101,241	$18,551,324	$8,604,513
Net realized gain (loss) on:
Investment transactions	—	—	(303,857)
Net change in unrealized gain (loss) of:
Investments	—	—	(17,818)
Net increase (decrease) in net assets resulting from operations	31,101,241	18,551,324	8,282,838
Distributions to shareholders from:
Net investment income	(31,101,241)	(18,551,324)	(8,678,639)
Net increase (decrease) in net assets from capital share transactions	15,231,196	153,630,791	3,643,590
Net increase (decrease) in net assets	15,231,196	153,630,791	3,247,789
NET ASSETS:
Beginning of year	636,425,429	551,763,842	194,995,503
End of year	$651,656,625	$705,394,633	$198,243,292
Undistributed net investment income (loss) included in net assets at end of year	$73,094	$(265)	$759,139

For the Year Ended October 31, 2005

	Government Cash Portfolio	Tax- Exempt Cash Portfolio	Core Fixed Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$16,794,079	$10,496,862	$7,846,233
Net realized gain (loss) on:
Investment transactions	—	—	323,113
Net change in unrealized gain (loss) of:
Investments	—	—	(5,681,607)
Net increase (decrease) in net assets resulting from operations	16,794,079	10,496,862	2,487,739
Distributions to shareholders from:
Net investment income	(16,794,079)	(10,496,862)	(7,978,340)
Net increase (decrease) in net assets from capital share transactions	149,556,068	21,542,433	6,202,184
Net increase (decrease) in net assets	149,556,068	21,542,433	711,583
NET ASSETS:
Beginning of year	486,869,361	530,221,409	194,283,920
End of year	$636,425,429	$551,763,842	$194,995,503
Undistributed net investment income (loss) included in net assets at end of year	$73,094	$(265)	$701,518

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)
For the Year Ended October 31, 2006

	Strategic Equity Portfolio	Small Cap Equity Portfolio	Large Cap Value Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$494,447	$(219,425)	$535,375
Net realized gain (loss) on:
Investment transactions	6,037,041	34,927,432	2,082,417
In-kind transactions	—	4,391,268	—
Net change in unrealized gain (loss) of:
Investments	3,814,961	(734,909)	2,234,848
Net increase (decrease) in net assets resulting from operations	10,346,449	38,364,366	4,852,640
Distributions to shareholders from:
Net investment income:
Advisor Class	(497,094)	—	(522,107)
Net realized gain on investments:
Advisor Class	(6,034,569)	(34,898,866)	(2,186,504)
Institutional Class	—	(191)	—
Net increase (decrease) in net assets from capital share transactions	1,771,948	(8,184,958)	19,237,612
Net increase (decrease) in net assets	5,586,734	(4,719,649)	21,381,641
NET ASSETS:
Beginning of year	79,905,263	241,970,646	26,506,667
End of year	$85,491,997	$237,250,997	$47,888,308
Undistributed net investment income included in net assets at end of year	$13,486	$—	$2,835

For the Year Ended October 31, 2005

	Strategic Equity Portfolio	Small Cap Equity Portfolio	Large Cap Value Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$727,633	$(738,225)	$413,604
Net realized gain (loss) on:
Investment transactions	1,629,909	40,569,024	2,569,135
Net change in unrealized gain (loss) of:
Investments	4,323,696	(8,857,974)	582,215
Net increase (decrease) in net assets resulting from operations	6,681,238	30,972,825	3,564,954
Distributions to shareholders from:
Net investment income:
Advisor Class	(758,552)	—	(423,863)
Net realized gain on investments:
Advisor Class	(1,486,505)	(39,647,331)	(2,510,624)
Institutional Class	—	(170)	—
Net increase (decrease) in net assets from capital share transactions	9,912,014	(14,519,332)	3,154,910
Net increase (decrease) in net assets	14,348,195	(23,194,008)	3,785,377
NET ASSETS:
Beginning of year	65,557,068	265,164,654	22,721,290
End of year	$79,905,263	$241,970,646	$26,506,667
Undistributed net investment income included in net assets at end of year	$18,543	$43,437	$10,499

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)
For the Year Ended October 31, 2006

	International Portfolio	Philadelphia International Fund	U.S. Emerging Growth Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$17,006,066	$17,092,239	$(122,524)
Net realized gain (loss) on:
Investment transactions	113,231,039	57,597,390	40,198
In-kind transactions	—	53,054,766	—
Foreign currency transactions	(964,615)	(863,336)	—
Net change in unrealized gain (loss) of:
Investments	92,537,118	48,341,914	3,541,399
Foreign currency translation	74,892	63,052	—
Net increase (decrease) in net assets resulting from operations	221,884,500	175,286,025	3,459,073
Distributions to shareholders from:
Net investment income	(12,024,295)	(11,556,255)	—
Net realized gain on investments	(112,643,378)	(57,325,797)	—
Net increase (decrease) in net assets from capital share transactions	19,630,510	(252,195,281)	17,326,313
Net increase (decrease) in net assets	116,847,337	(145,791,308)	20,785,386
NET ASSETS:
Beginning of year	811,849,668	634,018,122	14,216,916
End of year	$928,697,005	$488,226,814	$35,002,302
Undistributed net investment income (loss) included in net assets at end of year	$3,980,814	$4,664,928	$—

For the Year Ended October 31, 2005

	International Portfolio	Philadelphia International Fund	U.S. Emerging Growth Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$34,262,516	$9,820,211	$(254,293)
Net realized gain (loss) on:
Investment transactions	184,480,756	50,270,026	23,157,841
In-kind transactions	85,060,835	—	—
Foreign currency transactions	(2,016,327)	(904,816)	—
Net change in unrealized gain (loss) of:
Investments	(101,160,362)	13,931,966	(16,011,414)
Foreign currency translation	(131,640)	(83,780)	—
Net increase (decrease) in net assets resulting from operations	200,495,778	73,033,607	6,892,134
Distributions to shareholders from:
Net investment income	(33,411,817)	(10,506,757)	—
Net realized gain on investments	(69,712,993)	(16,362,020)	—
Net increase (decrease) in net assets from capital share transactions	(603,283,740)	142,947,659	(68,740,112)
Net increase (decrease) in net assets	(505,912,772)	189,112,489	(61,847,978)
NET ASSETS:
Beginning of year	1,317,762,440	444,905,633	76,064,894
End of year	$811,849,668	$634,018,122	$14,216,916
Undistributed net investment income (loss) included in net assets at end of year	$—	$—	$—

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Concluded)
For the Year Ended October 31, 2006

	Large Cap 100 Portfolio	Large Cap Growth Portfolio	Absolute Return Portfolio[1]
Increase (decrease) in net assets
Operations:
Net investment income	$773,106	$173,886	$39,087
Net realized gain (loss) on:
Investment transactions	1,553,768	537,727	15,680
Securities sold short	—	—	(102,074)
Net change in unrealized gain (loss) of:
Investments	9,745,597	3,426,969	454,852
Securities sold short	—	—	(465,935)
Net increase (decrease) in net assets resulting from operations	12,072,471	4,138,582	(58,390)
Distributions to shareholders from:
Net investment income	(757,177)	(187,299)	—
Net realized gain on investments	(1,555,199)	(452,804)	—
Net increase (decrease) in net assets from capital share transactions	44,377,706	16,734,895	19,902,500
Net increase (decrease) in net assets	54,137,801	20,233,374	19,844,110
NET ASSETS:
Beginning of year	50,133,453	16,571,555	—
End of year	$104,271,254	$36,804,929	$19,844,110
Undistributed net investment income included in net assets at end of year	$8,228	$—	$38,239

For the Year Ended October 31, 2005

	Large Cap 100 Portfolio	Large Cap Growth Portfolio	Absolute Return Portfolio[1]
Increase (decrease) in net assets
Operations:
Net investment income	$264,933	$2,066	$—
Net realized gain (loss) on:
Investment transactions	770,150	68,711	—
Net change in unrealized gain (loss) of:
Investments	2,258,704	902,009	—
Net increase (decrease) in net assets resulting from operations	3,293,787	972,786	—
Distributions to shareholders from:
Net investment income	(290,607)	(4,149)	—
Net realized gain on investments	(378,313)	—	—
Net increase (decrease) in net assets from capital share transactions	29,314,519	9,657,404	—
Net increase (decrease) in net assets	31,939,386	10,626,041	—
NET ASSETS:
Beginning of year	18,194,067	5,945,514	—
End of year	$50,133,453	$16,571,555	$—
Undistributed net investment income included in net assets at end of year	$—	$—	$—

1  The Absolute Return Portfolio commenced operations on September 29, 2006.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Government Cash Portfolio
	For the Years Ended October 31,
	2006	2005	2004	2003	2002
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.046	0.027	0.011	0.011	0.019
Distributions to shareholders from:
Net investment income	(0.046)	(0.027)	(0.011)	(0.011)	(0.019)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.68%	2.74%	1.05%	1.15%	1.95%
Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000's)	$651,657	$636,425	$486,869	$450,167	$533,034
Ratio of operating expenses to average net assets	0.19%	0.19%	0.18%	0.13%	0.13%
Ratio of net investment income to average net assets	4.60%	2.73%	1.05%	1.16%	1.91%

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Tax-Exempt Cash Portfolio
	For the Years Ended October 31,
	2006	2005	2004	2003	2002
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.031	0.019	0.009	0.009	0.012
Distributions to shareholders from:
Net investment income	(0.031)	(0.019)	(0.009)	(0.009)	(0.012)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	3.10%	1.94%	0.90%	0.88%	1.25%
Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000's)	$705,395	$551,764	$530,221	$596,630	$607,069
Ratio of operating expenses to average net assets	0.19%	0.19%	0.18%	0.14%	0.14%
Ratio of net investment income to average net assets	3.07%	1.91%	0.90%	0.88%	1.24%

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Core Fixed Income Portfolio
	For the Years Ended October 31,
	2006	2005	2004	2003	2002
Net asset value, beginning of year	$10.64	$10.94	$10.85	$10.98	$10.88
Income from investment operations:
Net investment income	0.47	0.44	0.45	0.44	0.54
Net realized and unrealized gain (loss) on investments	(0.02)	(0.30)	0.09	(0.09)	0.10
Total from investment operations	0.45	0.14	0.54	0.35	0.64
Distributions to shareholders from:
Net investment income	(0.47)	(0.44)	(0.45)	(0.48)	(0.54)
Total distributions	(0.47)	(0.44)	(0.45)	(0.48)	(0.54)
Net asset value, end of year	$10.62	$10.64	$10.94	$10.85	$10.98
Total return	4.38%	1.32%	5.07%	3.26%	6.18%
Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000's)	$198,243	$194,996	$194,284	$192,410	$188,298
Ratio of operating expenses before waiver to average net assets	0.54%	0.29%	0.19%	0.14%	0.24%
Ratio of operating expenses after waiver to average net assets	0.54%	0.29%	0.19%	0.14%	0.14%
Ratio of net investment income to average net assets	4.42%	4.02%	3.82%	4.08%	5.19%
Portfolio turnover rate	272%	229%	203%	205%	191%

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Strategic Equity Portfolio
	For the Years Ended October 31,
	2006[1]	2005[1]	2004	2003	2002
Net asset value, beginning of year	$16.95	$15.87	$14.94	$13.47	$16.06
Income from investment operations:
Net investment income	0.11	0.17	0.19	0.20	0.16
Net realized and unrealized gain (loss) on investments	2.14	1.41	0.93	1.46	(2.59)
Total from investment operations	2.25	1.58	1.12	1.66	(2.43)
Distributions to shareholders from:
Net investment income	(0.11)	(0.18)	(0.19)	(0.19)	(0.16)
Net realized capital gains	(1.34)	(0.32)	—	—	—
Total distributions	(1.45)	(0.50)	(0.19)	(0.19)	(0.16)
Net asset value, end of year	$17.75	$16.95	$15.87	$14.94	$13.47
Total return	13.28%	9.98%	7.53%	12.43%	(15.20)%
Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000's)	$85,492	$79,905	$65,557	$88,521	$90,051
Ratio of operating expenses to average net assets	0.85%	0.45%	0.27%	0.14%	0.14%
Ratio of net investment income to average net assets	0.59%	0.97%	1.19%	1.39%	1.04%
Portfolio turnover rate	85%	89%	87%	79%	36%

1  Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Small Cap Equity Portfolio Advisor Shares
	For the Years Ended October 31,
	2006	2005	2004[1]	2003	2002
Net asset value, beginning of year	$16.71	$17.61	$18.28	$13.93	$15.57
Income from investment operations:
Net investment income (loss)	(0.02)	(0.05)	(0.06)	0.01	0.07
Net realized and unrealized gain (loss) on investments	2.81	2.15	2.59	4.75	(0.90)
Total from investment operations	2.79	2.10	2.53	4.76	(0.83)
Distributions to shareholders from:
Net investment income	—	—	—	(0.02)	(0.07)
Net realized capital gains	(2.87)	(3.00)	(3.20)	(0.39)	(0.74)
Total distributions	(2.87)	(3.00)	(3.20)	(0.41)	(0.81)
Net asset value, end of year	$16.63	$16.71	$17.61	$18.28	$13.93
Total return	16.69%	12.22%	13.90%	34.23%	(5.32)%
Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000's)	$237,250	$241,970	$265,164	$275,408	$199,264
Ratio of operating expenses to average net assets	0.91%	0.92%	0.90%	0.90%	0.90%
Ratio of net investment income (expenses in excess of income) to average net assets	(0.09)%	(0.28)%	(0.33)%	0.10%	0.44%
Portfolio turnover rate[2]	60%	51%	64%	58%	67%

1  Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

2  Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Small Cap Equity Portfolio Institutional Shares
	For the Years Ended October 31,
	2006[1]	2005	2004[1]	2003	2002
Net asset value, beginning of year	$16.88	$17.73	$18.35	$13.96	$15.60
Income from investment operations:
Net investment income (loss)	0.04	0.00	(0.02)	0.05	0.11
Net realized and unrealized gain (loss) on investments	2.83	2.15	2.60	4.76	(0.90)
Total from investment operations	2.87	2.15	2.58	4.81	(0.79)
Distributions to shareholders from:
Net investment income	—	—	—	(0.03)	(0.11)
Net realized capital gains	(2.87)	(3.00)	(3.20)	(0.39)	(0.74)
Total distributions	(2.87)	(3.00)	(3.20)	(0.42)	(0.85)
Net asset value, end of year	$16.88	$16.88	$17.73	$18.35	$13.96
Total return	16.99%	12.43%	14.13%	34.50%	(5.10)%
Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000's)	$1	$1	$1	$40,629	$29,644
Ratio of operating expenses to average net assets	0.71%	0.72%	0.70%	0.70%	0.70%
Ratio of net investment income (expenses in excess of income) to average net assets	0.22%	(0.09)%	(0.12)%	0.30%	0.64%
Portfolio turnover rate[2]	60%	51%	64%	58%	67%

1  Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

2  Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap Value Portfolio
	For the Years Ended October 31,
	2006	2005	2004	2003	2002
Net asset value, beginning of year	$10.28	$10.01	$9.00	$7.78	$8.56
Income from investment operations:
Net investment income	0.15	0.18	0.17	0.16	0.14
Net realized and unrealized gain (loss) on investments	1.26	1.36	1.31	1.22	(0.79)
Total from investment operations	1.41	1.54	1.48	1.38	(0.65)
Distributions to shareholders from:
Net investment income	(0.14)	(0.19)	(0.17)	(0.16)	(0.13)
Net realized capital gains	(0.53)	(1.08)	(0.30)	—	—
Total distributions	(0.67)	(1.27)	(0.47)	(0.16)	(0.13)
Net asset value, end of year	$11.02	$10.28	$10.01	$9.00	$7.78
Total return	13.81%	15.66%	16.54%	18.01%	(7.64)%
Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000's)	$47,888	$26,507	$22,721	$21,297	$15,326
Ratio of operating expenses to average net assets	0.96%	0.48%	0.29%	0.17%	0.17%
Ratio of net investment income to average net assets	1.36%	1.62%	1.78%	2.06%	1.75%
Portfolio turnover rate	92%	76%	76%	96%	96%

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	International Portfolio
	For the Years Ended October 31,
	2006	2005[1]	2004	2003	2002
Net asset value, beginning of year	$17.58	$16.96	$13.99	$11.67	$12.89
Income from investment operations:
Net investment income	0.39	0.48	0.40	0.40	0.33
Net realized and unrealized gain (loss) on investments	4.61	2.26	2.88	2.23	(1.31)
Total from investment operations	5.00	2.74	3.28	2.63	(0.98)
Distributions to shareholders from:
Net investment income	(0.29)	(0.47)	(0.31)	(0.31)	(0.24)
Net realized capital gains	(2.70)	(1.65)	—	—	—
Total distributions	(2.99)	(2.12)	(0.31)	(0.31)	(0.24)
Net asset value, end of year	$19.59	$17.58	$16.96	$13.99	$11.67
Total return	28.51%	16.34%	23.60%	22.89%	(7.82)%
Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000's)	$928,697	$811,850	$1,317,762	$1,037,465	$983,337
Ratio of operating expenses before waiver to average net assets	1.10%	0.32%	0.14%	0.14%	0.14%
Ratio of operating expenses after waiver to average net assets	0.98%	0.18%	0.14%	0.14%	0.14%
Ratio of net investment income to average net assets	1.91%	2.58%	2.59%	3.14%	2.42%
Portfolio turnover rate	45%	47%	38%	48%	33%

1  Per share net investment income has been calculated using the average shares outstanding during the period.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Philadelphia International Fund
	For the Years Ended October 31,
	2006[1]	2005	2004	2003	2002
Net asset value, beginning of year	$17.49	$15.86	$13.14	$11.03	$12.25
Income from investment operations:
Net investment income	0.45	0.28	0.33	0.24	0.19
Net realized and unrealized gain (loss) on investments	4.48	2.16	2.53	2.09	(1.28)
Total from investment operations	4.93	2.44	2.86	2.33	(1.09)
Distributions to shareholders from:
Net investment income	(0.28)	(0.34)	(0.14)	(0.22)	(0.13)
Net realized capital gains	(2.54)	(0.47)	—	—	—
Total distributions	(2.82)	(0.81)	(0.14)	(0.22)	(0.13)
Net asset value, end of year	$19.60	$17.49	$15.86	$13.14	$11.03
Total return	28.29%	15.50%	21.78%	21.32%	(9.02)%
Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000's)	$488,227	$634,018	$444,906	$474,371	$263,769
Ratio of operating expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets	2.20%	1.78%	1.86%	2.33%	1.72%
Portfolio turnover rate	49%	47%	50%	42%	37%

1  Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	U.S. Emerging Growth Portfolio
	For the Years Ended October 31,
	2006	2005[1]	2004	2003	2002
Net asset value, beginning of year	$6.22	$5.32	$5.56	$3.93	$5.04
Income from investment operations:
Net investment loss	(0.03)	(0.05)	(0.07)	(0.05)	—
Net realized and unrealized gain (loss) on investments	1.15	0.95	(0.17)	1.68	(1.11)
Total from investment operations	1.12	0.90	(0.24)	1.63	(1.11)
Net asset value, end of year	$7.34	$6.22	$5.32	$5.56	$3.93
Total return	18.01%	16.92%	(4.32)%	41.48%	(22.02)%
Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000's)	$35,002	$14,217	$76,065	$101,643	$78,122
Ratio of operating expenses to average net assets	0.89%	1.17%	1.22%	1.18%	1.23%
Ratio of net investment income (loss) to average net assets	(0.43)%	(0.83)%	(1.05)%	(1.04)%	(1.02)%
Portfolio turnover rate	114%	145%	89%	114%	42%

1  Per share net investment income (loss) has been calculated using the average shares and outstanding during the period.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap 100 Portfolio
	For the Years Ended October 31,		For the Period February 27, 2004[1] through
	2006	2005	October 31, 2004
Net asset value, beginning of year	$11.28	$10.09	$10.00
Income from investment operations:
Net investment income	0.11	0.08	0.03
Net realized and unrealized gain (loss) on investments	1.84	1.29	0.08
Total from investment operations	1.95	1.37	0.11
Distributions to shareholders from:
Net investment income	(0.11)	(0.09)	(0.02)
Net realized capital gains	(0.20)	(0.09)	—
Total distributions	(0.31)	(0.18)	(0.02)
Net asset value, end of year	$12.92	$11.28	$10.09
Total return	17.34%	13.58%	1.05%[2]
Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000's)	$104,271	$50,133	$18,194
Ratio of operating expenses to average net assets	0.85%	0.87%	1.12%[3]
Ratio of net investment income to average net assets	0.98%	0.76%	0.45%[3]
Portfolio turnover rate	90%	83%	56%

1  Commencement of operations.

2  Total return calculation is not annualized

3  Annualized

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap Growth Portfolio
	For the Years Ended October 31,		For the Period February 27, 2004[1] through
	2006	2005	October 31, 2004
Net asset value, beginning of year	$11.17	$10.04	$10.00
Income from investment operations:
Net investment income (loss)	0.08	0.00 [2]	(0.01)
Net realized and unrealized gain (loss) on investments	1.89	1.13	0.05
Total from investment operations	1.97	1.13	0.04
Distributions to shareholders from:
Net investment income	(0.08)	(0.00)[2]	—
Net realized capital gains	(0.16)	—	—
Total distributions	(0.24)	(0.00)	—
Net asset value, end of year	$12.90	$11.17	$10.04
Total return	17.65%	11.29%	0.40%[3]
Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000's)	$36,805	$16,572	$5,946
Ratio of operating expenses to average net assets	0.87%	0.93%	1.26%[4]
Ratio of net investment income (expenses in excess of income) to average net assets	0.61%	0.02%	(0.23)%[4]
Portfolio turnover rate	111%	97%	64%

1  Commencement of operations.

2  Amount rounds to less than $0.01 per share.

3  Total return calculation is not annualized.

4  Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

Absolute Return Portfolio
For the Period September 29, 2006[1] through October 31, 2006
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income[2]	0.02
Net realized and unrealized gain (loss) on investments	(0.03)
Total from investment operations	(0.01)
Net asset value, end of period	$9.99
Total return	(0.10)%[3]
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$19,844
Ratio of operating expenses before waiver/reimbursement to average net assets	1.99%[4,5]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.25%[4,5]
Ratio of net investment income to average net assets	3.05%[4]
Portfolio turnover rate	344%

1  Commencement of operations.

2  Per share net investment income has been calculated using the average shares outstanding during the period.

3  Total return calculation is not annualized.

4  Annualized.

5  The Fund expense ratios do not include dividends on securities sold short expense. The ratio of dividends on securities sold short expense to average net assets was 0.52% for the period ending October 31, 2006.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2006

Face Amount		Value
AGENCY DISCOUNT NOTES[t][1] — 10.6%
	Federal Home Loan Bank — 2.3%
$15,000,000	5.114% due 11/22/06	$14,955,256
	Federal Home Loan Mortgage Corporation — 2.2%
7,500,000	5.245% due 1/23/07	7,409,305
7,500,000	5.15% due 7/24/07	7,215,677
		14,624,982
	Federal National Mortgage Association — 6.1%
15,000,000	4.98% due 11/1/06	15,000,000
15,000,000	4.992% due 11/1/06	15,000,000
10,000,000	5.00% due 3/30/07	9,793,056
		39,793,056
	TOTAL AGENCY DISCOUNT NOTES (Cost $69,373,294)	69,373,294
AGENCY NOTES — 39.3%
	Federal Home Loan Bank — 18.6%
2,030,000	4.835% due 11/9/06	2,029,913
5,000,000	3.125% due 11/15/06	4,996,633
1,415,000	2.375% due 12/26/06	1,409,505
10,000,000	2.37% due 12/26/06	9,962,119
10,000,000	2.25% due 12/26/06	9,951,642
4,675,000	3.10% due 12/29/06	4,661,233
5,000,000	4.65% due 12/29/06	4,993,008
5,000,000	2.225% due 1/10/07	4,971,175
14,285,000	2.26% due 1/26/07	14,177,681
9,380,000	2.875% due 2/15/07	9,311,927
5,000,000	4.51% due 2/16/07	4,986,293
2,750,000	4.47% due 2/22/07[2]	2,741,878
7,100,000	4.58% due 2/22/07[2]	7,087,404
5,000,000	4.65% due 2/22/07[2]	4,994,501
1,000,000	4.555% due 4/27/07[2]	996,353
5,000,000	3.50% due 5/15/07	4,951,034
10,000,000	5.375% due 6/19/07	9,986,124
3,000,000	5.55% due 8/8/07	3,000,962
4,000,000	5.58% due 8/14/07	4,001,918
1,545,000	3.75% due 8/15/07	1,527,200
10,000,000	5.17% due 9/21/07	9,987,755
		120,726,258

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Face Amount		Value
AGENCY NOTES — (Continued)
	Federal Home Loan Mortgage Corporation — 7.7%
$8,000,000	3.125% due 11/13/06	$7,994,525
9,700,000	3.50% due 11/17/06	9,694,616
2,470,000	2.50% due 11/28/06	2,465,544
1,570,000	2.45% due 12/11/06	1,565,712
5,444,000	3.875% due 3/23/07	5,414,227
8,230,000	2.40% due 3/29/07	8,130,297
3,709,000	2.875% due 5/15/07	3,661,953
7,800,000	4.26% due 7/19/07	7,744,101
3,500,000	3.50% due 9/15/07	3,446,701
		50,117,676
	Federal National Mortgage Association — 13.0%
15,000,000	3.00% due 11/22/06	14,981,535
15,000,000	3.25% due 12/21/06	14,960,056
5,040,000	3.50% due 12/22/06	5,030,043
4,451,000	2.625% due 1/19/07	4,423,238
2,497,000	3.31% due 1/26/07	2,485,947
17,890,000	2.71% due 1/30/07	17,773,478
5,000,000	3.00% due 2/12/07	4,965,441
4,655,000	2.75% due 3/8/07	4,612,248
5,000,000	2.625% due 3/22/07	4,949,857
1,425,000	3.02% due 4/12/07	1,410,817
1,500,000	4.10% due 6/14/07	1,488,771
7,740,000	4.75% due 8/3/07	7,710,050
		84,791,481
	TOTAL AGENCY NOTES (Cost $255,635,415)	255,635,415
REPURCHASE AGREEMENTS — 50.2%
155,000,000	With Bear Stearns, Inc., dated 10/31/06, 5.30%, principal and interest in the amount of $155,022,819, due 11/01/06 (collateralized by FNR #2005-30 A with a par value of $29,609,957, coupon rate of 5.00%, due 06/25/31, market value of $29,056,251, FNR #2004-78 F with a par value of $30,004,555, coupon rate of 5.72%, due 05/25/32, market value of $30,175,581, FHR #2835 LE with a par value of $40,850,224, coupon rate of 5.67%, due 11/15/30, market value of $41,070,816, FNR #2005-101 A with a par value of $60,897,174, coupon rate of 5.00%, due 06/25/33, market value of 59,496,539)	155,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2006

Face Amount		Value
REPURCHASE AGREEMENTS — (Continued)
$17,125,627	With Merrill Lynch & Co., Inc., dated 10/31/06, 5.25%, principal and interest in the amount of $17,128,124, due 11/01/06, (collateralized by FNR 2006-82 F with a par value of $17,399,412, coupon rate of 5.89%, due 09/25/36, market value of $17,475,445)	$17,125,627
155,000,000	With Paine Webber, Inc., dated 10/31/06, 5.24%, principal and interest in the amount of $155,022,561, due 11/01/06, (collateralized by FN #745392 with a par value of $160,473,913, coupon rate of 4.50% due 12/01/20, market value of $158,205,661)	155,000,000
	TOTAL REPURCHASE AGREEMENTS (Cost $327,125,627)	327,125,627

TOTAL INVESTMENTS (Cost $652,134,336)[3]	100.1%	$652,134,336
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(477,711)
NET ASSETS	100.0%	$651,656,625

t  Percentages indicated are based on net assets.

1  Rate represents annualized discount yield at date of purchase.

2  Floating rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

3  Aggregate cost for federal tax purposes was $652,134,336.

Abbreviations:

FHR — Federal Home Loan Mortgage Corporation REMIC

FN — Federal National Mortgage Association

FNR — Federal National Mortgage Association REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
AGENCY DIVERSIFICATION

On October 31, 2006, agency diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
AGENCIES:
Federal Home Loan Bank	20.8%	$135,681,514
Federal National Mortgage Association	19.1	124,584,537
Federal Home Loan Mortgage Corporation	10.0	64,742,658
TOTAL	49.9%	$325,008,709
REPURCHASE AGREEMENTS	50.2	327,125,627
TOTAL INVESTMENTS	100.1%	$652,134,336

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2006

Face Amount		Value
VARIABLE/FLOATING RATE NOTES[t][1] — 97.4%
	Daily Variable/Floating Rate Notes — 60.7%
$6,800,000	California State Economic Recovery, Series C-1, State Guaranteed, (SPA: Landesbank Baden-Wurttemberg), 3.53% due 7/1/23	$6,800,000
3,890,000	California State, Economic Recovery, Series C-2, State Guaranteed (SPA: Bank of America), 3.50% due 7/1/23	3,890,000
8,275,000	California State, Economic Recovery, Series C-3, State Guaranteed (SPA: Landesbank Hessen-Thuer), 3.50% due 7/1/23	8,275,000
2,050,000	California State, Economic Recovery, Series C-5, (SPA: Bank of America), 3.36% due 7/1/23	2,050,000
5,200,000	California State, School Improvements, Series A, Refunding, (LOC: 75% Citibank, 25% California State Teachers Retirement), 3.36% due 5/1/34	5,200,000
11,200,000	California State, Series A-3, (LOC: Westdeutsche Landesbank 80% & J.P. Morgan Chase 20%), 3.50% due 5/1/33	11,200,000
1,900,000	Charlotte, Mecklenburg Hospital Authority, North Carolina Health Care System Revenue, Carolinas Healthcare, Series D (SPA: Bank of America), 3.63% due 1/15/26	1,900,000
11,355,000	Clark County, Nevada, School District Revenue, Series B, (SPA: Bayerische Landesbank), (FSA Insured), 3.60% due 6/15/21	11,355,000
8,300,000	Connecticut State Health & Educational Facilities Authority Revenue, Edgehill Project, Series C (LOC: KBC Bank NV), 3.52% due 7/1/27	8,300,000
2,100,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series T-1, 3.60% due 7/1/29	2,100,000
5,905,000	Cuyahoga County, Ohio, Hospital Revenue, University Hospitals of Cleveland, (LOC: J.P. Morgan Chase), 3.60% due 1/1/16	5,905,000
18,730,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES, 3.59% due 12/1/15	18,730,000
6,300,000	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, ExxonMobil Corp. Project, 3.60% due 11/1/19	6,300,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Face Amount		Value
VARIABLE/FLOATING RATE NOTES[t][1] — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)
$1,950,000	Gulf Coast Waste Disposal Authority, Texas Pollution Control Revenue, ExxonMobil Corp. Project:, 3.56% due 10/1/24	$1,950,000
2,600,000	Hapeville, Georgia, Development Authority, Industrial Development Revenue, Hapefille Hotel Ltd., (LOC: Bank of America), 3.62% due 11/1/15	2,600,000
5,600,000	Harris County, Texas, Industrial Development Corp., Pollution Control Revenue, (ExxonMobil Corp.), 3.56% due 3/1/24	5,600,000
1,700,000	Idaho Health Facilities Authority Revenue, St. Lukes Medical Center, (FSA Insured), 3.64% due 7/1/30	1,700,000
15,470,000	Idaho Health Facilities Authority Revenue, St. Lukes Regional Medical Center Project, (SPA: Bayerische Landesbank), (FSA Insured), 3.60% due 7/1/35	15,470,000
900,000	Irvine Ranch, California, Water District Numbers 105, 140, 240 & 250, (LOC: State Street Bank & Trust Co.), 3.50% due 1/1/21	900,000
15,500,000	Irvine Ranch, California, Water District, Capital Improvement Project, (LOC: Landesbank Baden-Wurttemberg), 3.31% due 8/1/16	15,500,000
1,705,000	Irvine Ranch, California, Water District, General Obligation, (LOC: Landesbank Baden-Wurttemberg), 3.31% due 6/1/15	1,705,000
920,000	Irvine Ranch, California, Water District, Series A, (LOC; Bank of America), 3.31% due 5/1/09	920,000
100,000	Irvine, California, Improvement Board Act of 1915, Assessment District No. 00-18, Series A, (LOC: Bank of New York), 3.36% due 9/2/26	100,000
9,008,000	Irvine, California, Improvement Board Act of 1915, Assessment District No. 93-14, (LOC: Bank of America), 3.50% due 9/2/25	9,008,000
1,000,000	Jackson County Mississippi, Port Facilities Revenue, Chevron USA, Inc. Project, 3.64% due 6/1/23	1,000,000
4,000,000	Jacksonville, Florida, Pollution Control Revenue, Refunding, Florida Power & Light Co., Project, 3.70% due 5/1/29	4,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Face Amount		Value
VARIABLE/FLOATING RATE NOTES[t][1] — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)
	Kansas State Department of Transportation, Highway Liquidity Provider Revenue, Series B-1, Pooled Money Investment Board:
$10,300,000	3.60% due 9/1/20	$10,300,000
8,880,000	3.60% due 9/1/20	8,880,000
6,700,000	Kemmerer, Wyoming, Pollution Control Revenue, DATES, ExxonMobil Corp. Project, 3.56% due 9/1/21	6,700,000
8,300,000	Lawrence County, South Dakota, Pollution Control Revenue, Daily Refunding, Homestake Mining Co., Series B (LOC: J.P. Morgan Chase), 3.65% due 7/1/32	8,300,000
2,225,000	Lehigh County, Pennsylvania, General Purpose Authority Revenue, Lehigh Valley Hospital, Series B, (SPA: Wachovia Bank), (MBIA Insured), 3.60% due 7/1/29	2,225,000
3,600,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp., 3.60% due 8/1/15	3,600,000
17,885,000	Los Angeles, California, Regional Airports Improvement Corp., Lease Revenue, Sublease - Los Angeles International Airport, LAX Two Corp., (LOC: Societe Generale), 3.60% due 12/1/25	17,885,000
19,000,000	Loudoun County, Virginia, Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series E, 3.62% due 2/15/38	19,000,000
1,890,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series J-2, 3.52% due 11/1/35	1,890,000
2,300,000	Massachusetts State, Central Artery, Series A, (SPA: Landesbank Baden-Wurttemberg), 3.63% due 12/1/30	2,300,000
12,700,000	Metropolitan Water District, Southern California Waterworks Revenue, Series B-3, (SPA:BNP Paribas), 3.50% due 7/1/35	12,700,000
13,700,000	Montgomery, Alabama, Industrial Development Board, Pollution Control and Solid Waste Disposal Revenue, General Electric Project, 3.62% due 5/1/21	13,700,000
9,920,000	Mount Vernon, Indiana, Pollution Control and Solid Waste Disposal Revenue, General Electric Project, 3.62% due 12/1/14	9,920,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Face Amount		Value
VARIABLE/FLOATING RATE NOTES[t][1] — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)
$15,995,000	New Jersey Economic Development Authority Revenue, Stolthaven Perth Amboy Project, Series A, (LOC: Citibank), 3.52% due 1/15/18	$15,995,000
15,600,000	New Jersey, State Educational Facilities Authority Revenue, Princeton University, Series F, 3.21% due 7/1/23	15,600,000
4,710,000	New York City, New York, General Obligations, Subseries A-7, (SPA: Bank of Nova Scotia), (AMBAC Insured), 3.55% due 11/1/24	4,710,000
	New York City, New York, General Obligations, Subseries A-8, (LOC: J.P. Morgan Chase):
800,000	3.62% due 8/1/17	800,000
1,200,000	3.62% due 8/1/18	1,200,000
	New York City, New York, General Obligations, Subseries B-2, (LOC: J.P. Morgan Chase):
1,240,000	3.58% due 8/15/18	1,240,000
2,865,000	3.58% due 8/15/20	2,865,000
3,000,000	New York City, New York, General Obligations, Subseries B-4, (SPA: Landesbank Hessen-Thuer), (MBIA Insured), 3.62% due 8/15/23	3,000,000
	New York City, New York, General Obligations, Subseries E-2, (LOC: J.P. Morgan Chase):
2,700,000	3.58% due 8/1/20	2,700,000
2,710,000	3.58% due 8/1/21	2,710,000
1,000,000	New York City, New York, General Obligations, Subseries H-2, (LOC: Credit Local de France), 3.62% due 1/1/36	1,000,000
4,000,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Series F, Subseries F-2, (SPA: Bayerische Landesbank), 3.58% due 6/15/35	4,000,000
7,810,000	New York City, New York, Municipal Water Finance Authority, Water and Sewer System Revenue, Series C, (SPA: Credit Local de France), 3.58% due 6/15/33	7,810,000
	New York City, New York, Municipal Water Finance Authority, Water and Sewer System Revenue, Series C, (SPA: FGIC), (FGIC Insured):
6,040,000	3.62% due 6/15/22	6,040,000
3,100,000	3.62% due 6/15/35	3,100,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Face Amount		Value
VARIABLE/FLOATING RATE NOTES[t][1] — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)
$700,000	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, General Electric Project, 3.62% due 7/1/19	$700,000
7,630,000	Newport Beach, California, Hoag Memorial Presbyterian Hospital Revenue, (SPA: Bank of America), 3.36% due 10/1/22	7,630,000
1,200,000	North Carolina Medical Care Commission, ACES, Pooled Financing Projects, Series B, (LOC: Wachovia Bank), 3.65% due 10/1/13	1,200,000
3,100,000	North Central Texas, Health Facility Development Corp. Revenue, Presbyterian Medical Center, Series C, (SPA: J.P. Morgan Chase), (MBIA Insured), 3.60% due 12/1/15	3,100,000
2,775,000	North Central Texas, Health Facility Development Corp. Revenue, Presbyterian Medical Center, Series D, (SPA: J.P. Morgan Chase), (MBIA Insured), 3.60% due 12/1/15	2,775,000
1,800,000	Orange County, California, Sanitation District Partnership, Series B, (SPA: Credit Local de France), 3.37% due 8/1/30	1,800,000
6,000,000	Peninsula Ports Authority, Virginia, Coal Revenue Refunding, Dominion Terminal Associates, Term PJ-C, (LOC: Citibank), 3.60% due 7/1/16	6,000,000
2,135,000	Sublette County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, 3.60% due 11/1/14	2,135,000
4,605,000	Union County, New Jersey, Industrial Pollution Financing Authority and Control, ExxonMobil Project, 3.21% due 7/1/33	4,605,000
5,700,000	Unita County, Wyoming, Pollution Control Revenue, Chevron USA, Inc. Project, 3.59% due 8/15/20	5,700,000
9,185,000	University of North Carolina at Chapel Hill, Hospital Revenue, UPDATES, Series A, (SPA: Landesbank Hessen-Thuer), 3.60% due 2/15/31	9,185,000
	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Pipeline Co. Project:
7,400,000	3.56% due 10/1/25	7,400,000
3,100,000	3.56% due 12/1/29	3,100,000
11,740,000	Virginia Commonwealth University, Revenue Bonds, Series A, (LOC: Wachovia Bank), (AMBAC Insured), 3.60% due 11/1/30	11,740,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Face Amount		Value
VARIABLE/FLOATING RATE NOTES[t][1] — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)
$9,025,000	Washington State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series B, (SPA: Credit Suisse First Boston), (MBIA Insured), 3.60% due 2/15/27	$9,025,000
9,545,000	Wisconsin State Health & Educational Facilities Authority Revenue, Gundersen Lutheran, Series B, (SPA: Credit Local de France), (FGIC Insured), 3.64% due 5/1/33	9,545,000
	Total Daily Variable/Floating Rate Notes (Cost $428,268,000)	428,268,000
	Weekly Variable/Floating Rate Notes — 36.7%
3,000,000	Alabama Special Care Facilities Financing Authority, Montgomery Hospital Revenue, (FGIC Insured), 3.51% due 4/1/15	3,000,000
6,475,000	Alaska State, Housing Finance Corp., Housing Development, Series D, (MBIA Insured), 3.51% due 6/1/37	6,475,000
5,605,000	Bexar County, Texas, Housing Finance Corp., Multi Family Housing Revenue, AAMHA LLC Project, (LOC: FNMA), 3.56% due 12/18/25	5,605,000
7,165,000	Burke County, Georgia, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series A, (SPA: Credit Locale de France), (FGIC Insured), 3.60% due 1/1/19	7,165,000
5,760,000	California Housing Finance Agency Revenue, Multi Family Housing III, Series D, (LOC: FNMA), 3.28% due 2/1/35	5,760,000
2,920,000	Charlotte, North Carolina, Airport Revenue, Series A, (SPA: J.P. Morgan Chase), (MBIA Insured), 3.55% due 7/1/16	2,920,000
3,715,000	Chicago, Illinois, O'Hare International Airport Revenue, General Airport 2nd Lien B, (LOC: Societe Generale), 3.51% due 1/1/15	3,715,000
1,355,000	Clayton County, Georgia, Housing Authority Multi Family Housing Revenue, Huntington Woods, Series A (SPA: Societe Generale) (FSA Insured), 3.62% due 1/1/21	1,355,000
1,000,000	Clayton County, Georgia, Housing Authority Multi Family Housing Revenue, Kimberly Forest, Series B (SPA: Societe Generale), (FSA Insured), 3.62% due 1/1/21	1,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Face Amount		Value
VARIABLE/FLOATING RATE NOTES[t][1] — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)
$1,100,000	Clayton County, Georgia, Housing Authority Multi Family Housing Revenue, Kings Arms Apartments, Series D (SPA: Societe Generale) (FSA Insured), 3.62% due 1/1/21	$1,100,000
2,335,000	Clayton County, Georgia, Housing Authority Multi Family Housing Revenue, Ten Oaks Apartments, Series F (SPA: Societe Generale) (FSA Insured), 3.62% due 1/1/21	2,335,000
1,000,000	Colorado Educational & Cultural Facility Authority Revenue, Boulder Country Day School, (LOC: Wells Fargo Bank), 3.57% due 9/1/24	1,000,000
2,100,000	Colorado Educational & Cultural Facility Authority Revenue, Regis Jesuit High School Project, (LOC: Wells Fargo Bank), 3.57% due 12/1/33	2,100,000
8,865,000	Colorado Springs, Colorado, Utilities Revenue, Sub Lien, Series A, (SPA: State Street Bank & Trust), 3.53% due 11/1/35	8,865,000
1,400,000	Colton, California, Redevelopment Agency, Multi Family Housing Revenue, 1985 Issue, Series A (LOC: Coast Federal Bank & Federal Home Loan Bank), 3.40% due 5/1/10	1,400,000
7,355,000	Connecticut State General Obligations, Series B (SPA: Bayerische Landesbank), 3.53% due 5/15/14	7,355,000
10,100,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series T-2, 3.52% due 7/1/29	10,100,000
1,600,000	Dauphin County, Pennsylvania, General Authority, School District Pooled Financing, PG II, (SPA: Bank of Nova Scotia), (AMBAC Insured), 3.59% due 9/1/32	1,600,000
1,000,000	Delaware River & Bay Authority Revenue, Series B, (SPA: Credit Local de France), (AMBAC Insured), 3.51% due 1/1/30	1,000,000
1,900,000	Durham, North Carolina, Public Improvements, (SPA: Wachovia Bank), 3.57% due 2/1/13	1,900,000
6,900,000	Emmaus, Pennsylvania, General Authority Revenue (SPA: Wachovia Bank), (FSA Insured), 3.57% due 12/1/28	6,900,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Face Amount		Value
VARIABLE/FLOATING RATE NOTES[t][1] — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)
$3,000,000	Fairfax County, Virginia, Industrial Development Authority Revenue, Fairfax Hospital, Series A, 3.46% due 10/1/25	$3,000,000
600,000	Fairfax County, Virginia, Industrial Development Authority Revenue, Fairfax Hospital, Series C, 3.55% due 10/1/25	600,000
4,300,000	Florida State Housing Finance Agency, Multi Family Housing Revenue, Series A, (LOC: FHLMC), 3.42% due 2/1/08	4,300,000
2,120,000	Hennepin County, Minnesota, General Obligations, Series A, (LOC: State Street Bank & Trust Co.), 3.44% due 12/1/25	2,120,000
2,300,000	Illinois Health Facilities Authority Revenue, Decatur Memorial Hospital Project, Series A (SPA: Northern Trust Company), (MBIA Insured), 3.56% due 11/15/24	2,300,000
16,700,000	Illinois Housing Development Authority, Housing Revenue, Illinois Center Apartments, GTY AGMT-Metropolitan Life (FHLMC Insured), 3.51% due 1/1/08	16,700,000
1,900,000	Iowa Higher Education Loan Authority Revenue, Education Loan Private College Facilities, (SPA: J.P. Morgan Chase), (MBIA Insured), 3.67% due 12/1/15	1,900,000
1,355,000	Kentucky Area Development Districts, Lease Program Revenue, Ewing, Kentucky, (LOC: Wachovia Bank), 3.67% due 6/1/33	1,355,000
663,000	Kern Water Bank Authority California Revenue, Series A, (LOC: Wells Fargo Bank), 3.38% due 7/1/28	663,000
8,000,000	Lisle, Illinois, Multi Family Revenue Housing Four Lakes Phase V, (FNMA Collateral Agreement Insured), 3.58% due 9/15/26	8,000,000
600,000	Los Angeles County, California Pension Obligation, Series C, (SPA: Bank of Nova Scotia), (AMBAC Insured), 3.38% due 6/30/07	600,000
114,936	Los Angeles, California, Multi Family Housing Revenue, Series K, (LOC: FHLB), 3.30% due 7/1/10	114,936

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Face Amount		Value
VARIABLE/FLOATING RATE NOTES[t][1] — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)
$1,990,000	Louisiana Public Facilities Authority Revenue, College and University Equipment and Capital, Series A, (SPA: Societe Generale), (FGIC Insured), 3.58% due 9/1/10	$1,990,000
6,600,000	Maine Health & Higher Educational Facility Authority Revenue, Bowdoin College, Series B, (LOC: State Street Bank & Trust Co.), 3.51% due 7/1/25	6,600,000
10,500,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series F, 3.43% due 11/1/26	10,500,000
6,300,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University Project, Series H, (LOC: State Street Bank & Trust Co.): 3.49% due 12/1/29	6,300,000
200,000	Massachusetts State Housing Finance Agency, Revenue Refunding, Multi Family Housing Project, Series A, (FNMA Collateral Agreement), 3.53% due 1/15/10	200,000
9,000,000	Massachusetts State Water Resources Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuer), 3.48% due 8/1/28	9,000,000
5,400,000	Mecklenburg County, North Carolina, General Obligations, Series C, (SPA: Wachovia Bank), 3.54% due 2/1/18	5,400,000
9,650,000	Minneapolis, Minnesota, Revenue, Guthrie Theater Project, Series A, (LOC: Wells Fargo Bank), 3.44% due 10/1/23	9,650,000
3,225,000	Minneapolis, Minnesota, Multifamily Revenue, St. Hedwings Assisted Project, (LOC: Wells Fargo Bank), 3.52% due 12/1/27	3,225,000
6,430,000	Minnesota State Higher Education Facilities Authority Revenue, Carleton College, Series 5G, (SPA: Wells Fargo Bank), 3.44% due 11/1/29	6,430,000
4,190,000	Moffat County, Colorado, Pollution Control Revenue, Natural Rural Utility Cooperative, (SPA: J.P. Morgan Chase), (AMBAC Insured), 3.58% due 7/1/10	4,190,000
9,900,000	New Jersey State Turnpike Authority Revenue, Series D, (LOC: Societe Generale), (FGIC Insured), 3.51% due 1/1/18	9,900,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Face Amount		Value
VARIABLE/FLOATING RATE NOTES[t][1] — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)
$7,600,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-1, (SPA: Westdeutsche Landesbank), 3.54% due 11/15/28	$7,600,000
1,850,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-C, (SPA: Credit Local de France), 3.48% due 11/1/22	1,850,000
8,200,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-D, (SPA: Credit Local de France), 3.48% due 11/1/22	8,200,000
10,300,000	New York State Local Government Assistance Corp., Series B, (LOC: Westdeutsche Landesbank 50% & Bayerische Landesbank 50%), 3.46% due 4/1/23	10,300,000
200,000	Ohio State University General Receipts, 3.40% due 12/1/07	200,000
	Ohio State University General Receipts, Series B:
9,165,000	3.40% due 12/1/29	9,165,000
3,800,000	3.40% due 12/1/29	3,800,000
1,739,000	Roseville, Minnesota, Commercial Development Revenue, Berger Transfers & Storage, Series F, (LOC; Wells Fargo Bank), 3.52% due 12/1/15	1,739,000
4,200,000	Tulsa, Oklahoma, Tulsa Industrial Authority Revenue, University of Tulsa, Series B, (SPA: Credit Local de France), (MBIA Insured), 3.58% due 10/1/26	4,200,000
13,000,000	Washington State, (SPA: Landesbank Hessen-Thuer), 3.48% due 6/1/20	13,000,000
1,250,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, (LOC: Wells Fargo Bank), 3.57% due 11/1/25	1,250,000
	Total Weekly Variable/Floating Rate Notes (Cost $258,991,936)	258,991,936
	TOTAL VARIABLE/FLOATING RATE NOTES (Cost $687,259,936)	687,259,936

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2006

Face Amount		Value
FIXED RATE NOTES — 2.5%
$5,000,000	Colorado State, General Fund Revenue Anticipation Notes: 4.50% due 6/27/07	$5,024,139
2,500,000	Philadelphia, Pennsylvania, Tax & Revenue Anticipation Notes: 4.50% due 6/29/07	2,511,581
10,000,000	Texas State Tax & Revenue Anticipation Notes: 4.50% due 8/31/07	10,076,124
	TOTAL FIXED RATE NOTES (Cost $17,611,844)	17,611,844

TOTAL INVESTMENTS (Cost $704,871,780)[2]	99.9%	$704,871,780
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	522,853
NET ASSETS	100.0%	$705,394,633

t  Percentages indicated are based on net assets.

1  Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day's notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

2  Aggregate cost for federal tax purposes was $704,871,780.

Abbreviations:

AMBAC — American Municipal Bond Assurance Corporation

DATES — Daily Adjustable Tax-Exempt Securities

FGIC — Financial Guaranty Insurance Corporation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Financial Security Assurance

LOC — Letter of Credit

MBIA — Municipal Bond Investors Assurance

SPA — Stand-By Purchase Agreement

UPDATES — Unit Price Demand Adjustable Tax-Exempt Securities

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
COUPON TYPE

On October 31, 2006, coupon type of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
COUPON TYPE:
Variable/Floating Rate Notes	97.4%	$687,259,936
Fixed Rate Notes	2.5	17,611,844
TOTAL INVESTMENTS	99.9%	$704,871,780

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2006

Face Amount		Value
AGENCY NOTES[t] — 17.7%
	Federal Home Loan Bank — 12.9%
$9,000,000	3.875% due 12/1/06[1]	$8,988,345
3,000,000	3.625% due 1/15/08	2,949,939
5,000,000	3.875% due 8/22/08	4,911,615
8,500,000	5.625% due 6/13/16	8,776,624
		25,626,523
	Federal Home Loan Mortgage Corporation — 4.8%
5,000,000	3.75% due 4/15/07	4,964,925
2,500,000	4.625% due 2/21/08[1]	2,487,370
2,000,000	4.00% due 12/15/09	1,950,638
		9,402,933
	TOTAL AGENCY NOTES (Cost $35,185,539)	35,029,456
MORTGAGE-BACKED SECURITIES[2] — 31.8%
	Federal Home Loan Mortgage Corporation — 4.2%
3,557	# 555359, 6.50% due 4/1/08	3,548
47,583	# G10753, 6.50% due 9/1/09	47,609
18,963	# G00807, 9.50% due 3/1/21	19,663
1,690,904	# J03604, 5.50% due 10/1/21	1,691,996
1,000,000	# J03649, 5.50% due 10/1/21	1,000,646
3,309,099	# J03536, 5.50% due 11/1/21	3,311,233
130,685	# D78677, 8.00% due 3/1/27	137,767
129,030	# D84894, 8.00% due 12/1/27	136,018
1,834,800	# C00742, 6.50% due 4/1/29	1,884,293
		8,232,773
	Federal National Mortgage Association — 22.7%
70,267	# 313815, 6.50% due 1/1/11	70,464
119,957	# 535729, 6.50% due 2/1/16	122,588
119,712	# 535962, 6.50% due 5/1/16	122,313
81,850	# 595134, 6.50% due 7/1/16	83,629
382,823	# 596498, 6.00% due 7/1/16	389,148
61,766	# 608777, 6.50% due 10/1/16	63,107
740,061	# 625990, 5.50% due 12/1/16	742,875
113,326	# 643340, 6.50% due 3/1/17	115,747
215,967	# 555016, 6.50% due 10/1/17	220,659
1,708,557	# 686230, 5.50% due 2/1/18	1,713,634
1,853,497	# 254685, 5.00% due 4/1/18	1,829,627
1,811,616	# 740449, 5.50% due 9/1/18	1,817,000
481,644	# 255159, 5.50% due 3/1/19	483,076

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Face Amount		Value
MORTGAGE-BACKED SECURITIES[2] — (Continued)
	Federal National Mortgage Association — (Continued)
$24,062	# 313796, 9.50% due 2/1/21	$26,018
1,592,776	# 768557, 5.50% due 2/1/21	1,597,509
11,826	# 125275, 7.00% due 3/1/24	12,233
71,312	# 313795, 9.50% due 1/1/25	78,214
382,574	# 373328, 8.00% due 3/1/27	405,496
252,424	# 390895, 8.00% due 6/1/27	267,548
54,302	# 395715, 8.00% due 8/1/27	57,555
553,684	# 397602, 8.00% due 8/1/27	586,858
33,092	# 405845, 8.00% due 11/1/27	35,075
11,704	# 499335, 6.50% due 8/1/29	12,014
47,647	# 252806, 7.50% due 10/1/29	49,759
3,386	# 523497, 7.50% due 11/1/29	3,536
17,985	# 588945, 7.00% due 6/1/31	18,573
494,692	# 607862, 7.00% due 9/1/31	510,844
119,892	# 624571, 7.00% due 3/1/32	123,733
77,959	# 656872, 6.50% due 8/1/32	79,862
4,786,247	# 789856, 6.00% due 8/1/34	4,822,288
1,367,959	# 820811, 6.00% due 4/1/35	1,376,752
2,299,472	# 829202, 5.00% due 7/1/35	2,220,827
2,140,017	# 826586, 5.00% due 8/1/35	2,066,825
116,684	# 687575, 7.00% due 2/1/36	120,347
1,466,361	# 256216, 7.00% due 3/1/36	1,509,078
1,940,998	# 867021, 7.00% due 3/1/36	1,997,541
7,570,000	TBA, 5.50% due 11/1/21[3]	7,577,101
3,220,000	TBA, 6.00% due 11/1/21[3]	3,269,305
6,500,000	TBA, 5.00% due 11/1/36[3]	6,274,528
2,000,000	TBA, 6.50% due 11/1/36[3]	2,038,124
		44,911,410
	Government National Mortgage Association — 4.9%
125,714	# 460389, 7.00% due 5/15/28	130,023
42,735	# 464049, 7.00% due 7/15/28	44,200
59,485	# 476259, 7.00% due 8/15/28	61,524
28,131	# 496632, 7.00% due 12/15/28	29,096
215,397	# 539971, 7.00% due 1/15/31	222,803
52,257	# 485264, 7.50% due 2/15/31	54,471
4,572	# 557379, 7.00% due 5/15/31	4,729
23,000	# 556417, 7.00% due 6/15/31	23,791
99,828	# 559304, 7.00% due 9/15/31	103,260
135,181	# 570289, 7.00% due 1/15/32	139,814
428,057	# 574687, 6.00% due 4/15/34	434,311

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Face Amount		Value
MORTGAGE-BACKED SECURITIES[2] — (Continued)
	Government National Mortgage Association — (Continued)
$3,500,000	TBA, 5.50% due 11/1/36[3]	$3,484,687
5,000,000	TBA, 6.00% due 11/1/36[3]	5,067,190
		9,799,899
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $63,148,767)	62,944,082
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
556,484	Credit-Based Asset Servicing and Securitization, Series 1999-CB1-Class 1A, 6.50% due 9/25/26	566,954
194,817	Federal National Mortgage Association Series, 1993-135 (IO), 6.50% due 7/25/08	2,518
288,677	Washington Mutual Mortgage Securities Corp., Series 2003-MS9-Class 1P (PO), 0.00% due 12/25/33	246,041
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $798,157)	815,513
CORPORATE NOTES — 29.7%
5,000,000	American General Finance Corp., 4.50% due 11/15/07	4,961,795
7,000,000	Citigroup, Inc., 5.00% due 9/15/14	6,837,306
6,000,000	General Electric Capital Corp., 5.875% due 2/15/12	6,189,576
6,000,000	Goldman Sachs Group, Inc., 5.125% due 1/15/15	5,865,636
5,000,000	IBM Corp., 4.75% due 11/29/12	4,901,130
6,000,000	J.P. Morgan Chase & Co., 5.15% due 10/1/15	5,869,824
6,000,000	Morgan Stanley, 4.75% due 4/1/14	5,740,866
3,000,000	Procter & Gamble Co. (The), 4.75% due 6/15/07	2,991,762
4,000,000	Procter & Gamble Co. (The), 4.85% due 12/15/15	3,884,676
6,000,000	Wal-Mart Stores, Inc., 4.55% due 5/1/13	5,808,204
6,000,000	Wells Fargo & Co., 5.125% due 9/15/16	5,887,566
	TOTAL CORPORATE NOTES (Cost $59,131,268)	58,938,341
US TREASURY NOTES/BONDS — 17.9%
8,880,880	U.S. Inflation Index Treasury Bond (TIPS), 1.875% due 7/15/13[1]	8,599,880
3,500,000	U.S. Treasury Bond, 8.75% due 5/15/20[1,4]	4,878,944
5,000,000	U.S. Treasury Bond, 7.875% due 2/15/21[4]	6,582,420
7,900,000	U.S. Treasury Bond, 6.125% due 8/15/29[1,4]	9,354,714
6,000,000	U.S. Treasury Note, 3.125% due 1/31/07[1,4]	5,971,170
	TOTAL US TREASURY NOTES/BONDS (Cost $34,641,294)	35,387,128

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Face Amount		Value
REPURCHASE AGREEMENTS — 15.6%
$87,993	With Investors Bank & Trust Co., dated 10/31/06, 4.75%, principal and interest in the amount of $88,005, due 11/01/06, (collateralized by SBA #502997 with a par value of $92,086, coupon rate of 6.250%, due 06/25/20, market value of $92,393)	$87,993
30,900,000	With Merrill Lynch & Co., Inc., dated 10/31/06, 5.25%, principal and interest in the amount of $30,904,506, due 11/01/06, (collateralized by FNR #2006-82 with a par value of $31,393,540, coupon rate of 5.89%, due 9/25/36, market value of $31,530,726)	30,900,000
	TOTAL REPURCHASE AGREEMENTS (Cost $30,987,993)	30,987,993
INVESTMENTS OF SECURITY LENDING COLLATERAL — 11.2%
735,203	Abbey National PLC, Eurodollar Term, 5.28%, due 12/1/06	735,203
735,203	Australia & New Zealand Banking Group, Ltd., Eurodollar Term, 5.28%, due 12/19/06	735,203
919,003	BancoBilbao Vizcaya Argentaria SA, Eurodollar Term, 5.31%, due 1/3/07	919,003
919,003	Bank of America, Bank Note, 5.30%, due 11/20/06	919,003
919,003	Bank of Montreal, Eurodollar Term, 5.28%, due 12/4/06	919,003
919,003	Bank of Nova Scotia, Eurodollar Term, 5.27%, due 11/13/06	919,003
919,003	Barclays, Eurodollar Term, 5.305%, due 11/21/06	919,003
551,402	Barton Capital LLC, Commercial Paper, 5.268%, due 11/2/06	551,402
429,858	BGI Institutional Money Market Fund	429,858
919,003	BNP Paribas, Eurodollar Term, 5.28%, due 12/15/06	919,003
919,004	Canadian Imperial Bank of Commerce, Eurodollar Term, 5.28%, due 11/29/06	919,004
735,203	Charta LLC, Commercial Paper, 5.314%, due 11/1/06	735,203
551,402	Ciesco LLC, Commercial Paper, 5.29%, due 11/16/06	551,402
551,402	Compass Securitization, Commercial Paper, 5.292%, due 11/29/06	551,402

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Face Amount		Value
INVESTMENTS OF SECURITY LENDING COLLATERAL — (Continued)
$919,004	Credit Suisse First Boston Corporation, Eurodollar Term, 5.31%, due 11/13/06	$919,004
735,203	First Tennessee National Corporation, Eurodollar Term, 5.29%, due 12/18/06	735,203
919,004	Fortis Bank, Eurodollar Term, 5.30%, due 11/20/06	919,004
551,402	Jupiter Securitization Corp., Commercial Paper, 5.284%, due 11/6/06	551,402
919,004	Liberty Street, Commercial Paper, 5.284%, due 11/13/06	919,004
919,004	Merrill Lynch & Co., Inc., Repurchase Agreement, 5.303%, due 11/1/06	919,004
919,004	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 5.303%, due 11/1/06	919,004
919,004	National Australia Bank, Eurodollar Overnight, 5.29%, due 11/1/06	919,004
919,004	Royal Bank of Canada, Eurodollar Term, 5.30%, due 11/17/06	919,004
551,402	Sheffield Receivables Corp., Commercial Paper, 5.296%, due 11/28/06	551,402
919,004	Skandinaviska Enskilda Banken AB, Eurodollar Term, 5.30%, due 11/20/06	919,004
919,003	Societe Generale, Eurodollar Term, 5.28%, due 12/4/06	919,003
838,299	Svenska Handelsbanken, Eurodollar Overnight, 5.30%, due 11/1/06	838,299
551,402	Yorktown Capital LLC, Commercial Paper, 5.292%, due 11/15/06	551,402
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $22,221,438)	22,221,438

TOTAL INVESTMENTS (Cost $246,114,456)[5]	124.3%	$246,323,951
LIABILITIES IN EXCESS OF OTHER ASSETS	(24.3)	(48,080,659)
NET ASSETS	100.0%	$198,243,292

t  Percentages indicated are based on net assets.

1  All or a portion of security segregated as collateral for when-issued securities.

2  Represents current face amount at October 31, 2006.

3  When-issued security.

4  Securities or partial securities on loan. See Note 5.

5  Aggregate cost for federal tax purposes was $246,114,456.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2006

Abbreviations:

FNR — Federal National Mortgage Association REMIC
IO — Interest Only
PO — Principal Only
SBA — Small Business Administration
TIPS — Treasury Inflation Protected Security

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SECTOR DIVERSIFICATION

On October 31, 2006, sector diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
SECTOR:
Corporate	29.7%	$58,938,341
Federal National Mortgage Association	22.7	44,911,410
US Treasury	17.9	35,387,128
Federal Home Loan Bank	12.9	25,626,523
Federal Home Loan Mortgage Corporation	9.0	17,635,706
Government National Mortgage Association	4.9	9,799,899
Collateralized Mortgage Obligations	0.4	815,513
TOTAL	97.5%	$193,114,520
REPURCHASE AGREEMENTS	15.6	30,987,993
INVESTMENTS OF SECURITY LENDING COLLATERAL	11.2	22,221,438
TOTAL INVESTMENTS	124.3%	$246,323,951

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2006

Shares		Value
COMMON STOCKS[t] — 99.5%
	Aerospace & Defense — 4.2%
17,892	Boeing Co.[2]	$1,428,855
33,290	United Technologies Corp.	2,187,819
		3,616,674
	Air Freight & Logistics — 1.8%
20,400	United Parcel Service, Inc. - Class B	1,537,140
	Beverages — 2.6%
34,450	PepsiCo, Inc.	2,185,508
	Biotechnology — 1.9%
21,150	Amgen, Inc.[1]	1,605,496
	Capital Markets — 7.4%
24,000	Bank of New York Co. (The), Inc.	824,880
9,680	Goldman Sachs Capital, Inc.	1,837,167
30,675	Merrill Lynch & Co., Inc.	2,681,608
19,675	Nuveen Investments, Inc. - Class A	969,977
		6,313,632
	Chemicals — 1.5%
18,220	Air Products & Chemicals, Inc.	1,269,387
	Communications Equipment — 2.7%
58,950	Cisco Systems, Inc.[1]	1,422,463
44,525	Nokia OYJ ADR[2]	885,157
		2,307,620
	Computers & Peripherals — 4.7%
15,475	Apple Computer, Inc.[1]	1,254,713
38,000	Hewlett-Packard Co.	1,472,120
14,145	International Business Machines Corp.	1,306,008
		4,032,841
	Diversified Financial Services — 5.0%
40,810	Citigroup, Inc.	2,047,030
47,000	J.P. Morgan Chase & Co.[2]	2,229,680
		4,276,710
	Diversified Telecommunication Services — 0.1%
2,508	Embarq Corp.	121,262
	Energy Equipment & Services — 5.1%
14,500	Baker Hughes, Inc.	1,001,225
61,400	BJ Services Co.	1,851,824
37,525	Smith International, Inc.	1,481,487
		4,334,536

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Shares		Value
COMMON STOCKS[t] — (Continued)
	Food & Staples Retailing — 1.5%
40,000	CVS Corp.	$1,255,200
	Food Products — 4.0%
34,850	Kellogg Co.	1,753,304
44,450	McCormick & Co., Inc.	1,662,430
		3,415,734
	Health Care Equipment & Supplies — 1.9%
33,975	Medtronic, Inc.[2]	1,653,903
	Health Care Providers & Services — 3.1%
32,800	Caremark Rx, Inc.	1,614,744
21,425	Quest Diagnostics, Inc.	1,065,680
		2,680,424
	Hotels, Restaurants & Leisure — 2.4%
33,850	Yum! Brands, Inc.	2,012,721
	Household Products — 4.1%
41,075	Church & Dwight, Inc.	1,666,413
29,250	Colgate-Palmolive Co.[2]	1,871,123
		3,537,536
	Industrial Conglomerates — 1.6%
16,900	3M Co.	1,332,396
	Insurance — 9.6%
14,225	AMBAC Financial Group, Inc.	1,187,645
24,525	American International Group, Inc.	1,647,344
33,095	Assurant, Inc.[2]	1,742,783
20,200	Hartford Financial Services Group, Inc.	1,760,834
24,300	Prudential Financial, Inc.	1,869,399
		8,208,005
	IT Services — 1.8%
47,775	Accenture, Ltd. - Class A	1,572,275
	Machinery — 3.1%
9,700	Deere & Co.[2]	825,761
38,800	Illinois Tool Works, Inc.	1,859,684
		2,685,445
	Metals & Mining — 1.2%
23,630	BHP Billiton Ltd. ADR[2]	1,005,929

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Shares		Value
COMMON STOCKS[t] — (Continued)
	Oil, Gas & Consumable Fuels — 4.3%
31,045	Exxon Mobil Corp.	$2,217,234
33,860	Hess Corp.[2]	1,435,664
		3,652,898
	Pharmaceuticals — 7.6%
27,720	Johnson & Johnson[2]	1,868,328
39,275	Novartis AG ADR	2,385,171
44,680	Wyeth	2,280,020
		6,533,519
	Semiconductors & Semiconductor Equipment — 2.2%
47,000	Intersil Corp. - Class A	1,102,150
23,615	Silicon Laboratories, Inc.[1,2]	770,557
		1,872,707
	Software — 6.2%
24,200	Adobe Systems, Inc.[1,2]	925,650
18,750	Autodesk, Inc.[1]	689,063
58,425	BEA Systems, Inc.[1]	950,575
34,300	Citrix Systems, Inc.[1]	1,012,879
92,000	Oracle Corp.[1]	1,699,240
		5,277,407
	Specialty Retail — 5.2%
16,750	American Eagle Outfitters, Inc.	767,150
17,000	Circuit City Stores, Inc.	458,660
10,000	GameStop Corp. - Class A1,2	510,600
31,130	Sherwin-Williams Co. (The)	1,843,830
30,000	TJX Cos., Inc. (The)	868,500
		4,448,740
	Textiles, Apparel & Luxury Goods — 1.6%
35,415	Coach, Inc.[1]	1,403,851
	Wireless Telecommunication Services — 1.1%
13,924	NII Holdings, Inc. - Class B1,2	905,478
	TOTAL COMMON STOCKS (Cost $70,301,092)	85,054,974

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Face Amount		Value
REPURCHASE AGREEMENT — 0.5%
$435,657	With Investors Bank & Trust Co., dated 10/31/06, 4.75%, principal and interest in the amount of $435,715, due 11/01/06, (collateralized by FNR #2004-43WF, with a par value of $450,857, coupon rate of 5.920%, due 08/25/33, market value of $457,440)	$435,657
	TOTAL REPURCHASE AGREEMENT (Cost $435,657)	435,657
INVESTMENTS OF SECURITY LENDING COLLATERAL — 20.0%
565,653	Abbey National PLC, Eurodollar Term, 5.28%, due 12/1/06	565,653
565,653	Australia & New Zealand Banking Group, Ltd., Eurodollar Term, 5.28%, due 12/19/06	565,653
707,067	BancoBilbao Vizcaya Argentaria SA, Eurodollar Term, 5.31%, due 1/3/07	707,067
707,067	Bank of America, Bank Note, 5.30%, due 11/20/06	707,067
707,067	Bank of Montreal, Eurodollar Term, 5.28%, due 12/4/06	707,067
707,067	Bank of Nova Scotia, Eurodollar Term, 5.27%, due 11/13/06	707,067
707,067	Barclays, Eurodollar Term, 5.305%, due 11/21/06	707,067
424,240	Barton Capital LLC, Commercial Paper, 5.268%, due 11/2/06	424,240
330,726	BGI Institutional Money Market Fund	330,726
707,066	BNP Paribas, Eurodollar Term, 5.28%, due 12/15/06	707,066
707,066	Canadian Imperial Bank of Commerce, Eurodollar Term, 5.28%, due 11/29/06	707,066
565,653	Charta LLC, Commercial Paper, 5.314%, due 11/1/06	565,653
424,240	Ciesco LLC, Commercial Paper, 5.29%, due 11/16/06	424,240
424,240	Compass Securitization, Commercial Paper, 5.292%, due 11/29/06	424,240
707,067	Credit Suisse First Boston Corporation, Eurodollar Term, 5.31%, due 11/13/06	707,067
565,653	First Tennessee National Corporation, Eurodollar Term, 5.29%, due 12/18/06	565,653
707,067	Fortis Bank, Eurodollar Term, 5.30%, due 11/20/06	707,067

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2006

Face Amount		Value
INVESTMENTS OF SECURITY LENDING COLLATERAL — (Continued)
$424,240	Jupiter Securitization Corp., Commercial Paper, 5.284%, due 11/6/06	$424,240
707,066	Liberty Street, Commercial Paper, 5.284%, due 11/13/06	707,066
707,066	Merrill Lynch & Co., Inc., Repurchase Agreement, 5.303%, due 11/1/06	707,066
707,066	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 5.303%, due 11/1/06	707,066
707,066	National Australia Bank, Eurodollar Overnight, 5.29%, due 11/1/06	707,066
707,066	Royal Bank of Canada, Eurodollar Term, 5.30%, due 11/17/06	707,066
424,240	Sheffield Receivables Corp., Commercial Paper, 5.296%, due 11/28/06	424,240
707,066	Skandinaviska Enskilda Banken AB, Eurodollar Term, 5.30%, due 11/20/06	707,066
707,066	Societe Generale, Eurodollar Term, 5.28%, due 12/4/06	707,066
644,974	Svenska Handelsbanken, Eurodollar Overnight, 5.30%, due 11/1/06	644,974
424,240	Yorktown Capital LLC, Commercial Paper, 5.292%, due 11/15/06	424,240
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $17,096,815)	17,096,815

TOTAL INVESTMENTS (Cost $87,833,564)[3]	120.0%	$102,587,446
LIABILITIES IN EXCESS OF OTHER ASSETS	(20.0)	(17,095,449)
NET ASSETS	100.0%	$85,491,997

t  Percentages indicated are based on net assets.

1  Non-income producing security.

2  Securities or partial securities on loan. See Note 5.

3  Aggregate cost for federal tax purposes was $87,868,620.

Abbreviations:

ADR — American Depositary Receipt

FNR — Federal National Mortgage Association REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
INDUSTRY DIVERSIFICATION

On October 31, 2006, industry diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
INDUSTRIES:
Insurance	9.6%	$8,208,005
Pharmaceuticals	7.6	6,533,519
Capital Markets	7.4	6,313,632
Software	6.2	5,277,407
Specialty Retail	5.2	4,448,740
Energy Equipment & Services	5.1	4,334,536
Diversified Financial Services	5.0	4,276,710
Computers & Peripherals	4.7	4,032,841
Oil, Gas & Consumable Fuels	4.3	3,652,898
Aerospace & Defense	4.2	3,616,674
Household Products	4.1	3,537,536
Food Products	4.0	3,415,734
Machinery	3.1	2,685,445
Health Care Providers & Services	3.1	2,680,424
Communications Equipment	2.7	2,307,620
Beverages	2.6	2,185,508
Hotels, Restaurants & Leisure	2.4	2,012,721
Semiconductors & Semiconductor Equipment	2.2	1,872,707
Health Care Equipment & Supplies	1.9	1,653,903
Biotechnology	1.9	1,605,496
IT Services	1.8	1,572,275
Air Freight & Logistics	1.8	1,537,140
Textiles, Apparel & Luxury Goods	1.6	1,403,851
Industrial Conglomerates	1.6	1,332,396
Chemicals	1.5	1,269,387
Food & Staples Retailing	1.5	1,255,200
Metals & Mining	1.2	1,005,929
Wireless Telecommunication Services	1.1	905,478
Diversified Telecommunication Services	0.1	121,262
TOTAL COMMON STOCKS	99.5%	$85,054,974
REPURCHASE AGREEMENT	0.5	435,657
INVESTMENTS OF SECURITY LENDING COLLATERAL	20.0	17,096,815
TOTAL INVESTMENTS	120.0%	$102,587,446

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2006

Shares		Value
COMMON STOCKS[t] — 98.6%
	Aerospace & Defense — 0.8%
116,716	Innovative Solutions & Support, Inc.[1,2]	$1,860,453
	Apparel Retailers — 1.0%
80,169	Jos. A. Bank Clothiers, Inc.[1,2]	2,380,218
	Automotive — 1.9%
89,247	Sonic Automotive, Inc.	2,347,196
94,228	Tenneco Automotive, Inc.[1]	2,138,976
		4,486,172
	Banking — 4.3%
25,660	City Bank Lynnwood Wa	1,378,968
41,983	First Community Bancorp	2,244,831
109,415	Frontier Financial Corp.[2]	3,174,129
23,460	Preferred Bank	1,374,052
75,005	Umpqua Holdings Corp.	2,118,141
		10,290,121
	Basic Industry — 2.1%
47,380	AptarGroup, Inc.	2,601,636
34,668	Mettler-Toledo International, Inc.[1]	2,379,958
		4,981,594
	Beverages, Food & Tobacco — 1.1%
80,181	J & J Snack Foods Corp.	2,678,847
	Chemicals — 3.8%
58,362	Cytec Industries, Inc.	3,232,671
49,204	FMC Corp.	3,372,934
56,470	West Pharmaceutical Services	2,373,999
		8,979,604
	Commercial Services — 5.5%
127,620	Korn/Ferry International[1]	2,821,678
92,911	PeopleSupport, Inc.[1]	1,820,126
43,733	Steiner Leisure, Ltd.[1]	1,995,974
100,280	United Rentals Inc.[1,2]	2,375,633
91,183	Watson Wyatt & Co. Holdings	4,116,912
		13,130,323
	Computer Software & Processing — 1.8%
78,417	Digital Insight Corp.[1]	2,413,675
269,814	Secure Computing Corp.[1]	1,937,265
		4,350,940

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Shares		Value
COMMON STOCKS[t] — (Continued)
	Computers & Information — 2.9%
105,792	Global Imaging Systems, Inc.[1]	$2,303,092
105,792	NETGEAR, Inc.[1,2]	2,835,226
114,430	Palm Inc.[1,2]	1,756,500
		6,894,818
	Diversified Financial Services — 0.9%
69,309	Calamos Asset Management, Inc. - Class A	2,025,209
	Education — 0.9%
52,854	Bright Horizons Family Solution, Inc.[1]	2,030,651
	Electronics — 6.6%
60,231	Brady Corp. - Class A	2,228,547
51,036	Cymer, Inc.[1,2]	2,364,498
120,378	Omnivision Technologies, Inc.[1,2]	1,976,607
382,920	RF Micro Devices, Inc.[1]	2,795,316
45,572	Trimble Navigation, Ltd.[1]	2,106,338
29,266	WESCO International, Inc.[1]	1,910,192
60,700	Woodward Governor Co.	2,167,597
		15,549,095
	Energy — 1.6%
129,430	Brigham Exploration Co.[1]	1,008,260
78,472	Oceaneering International, Inc.[1]	2,824,207
		3,832,467
	Entertainment & Leisure — 2.0%
114,863	Ameristar Casinos, Inc.	2,826,778
54,633	Avid Technology, Inc.[1,2]	1,973,344
		4,800,122
	Financial Services — 3.4%
43,745	FirstFed Financial Corp.[1,2]	2,702,129
92,897	Independent Bank Corp.	2,220,238
98,520	optionsXpress Holdings, Inc.	3,062,002
		7,984,369
	Food Retailers — 0.7%
29,219	Pantry (The), Inc.[1,2]	1,594,773
	Health Care — 2.1%
74,802	LCA-Vision, Inc.[2]	2,627,794
34,682	Stericycle, Inc.[1]	2,452,364
		5,080,158

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Shares		Value
COMMON STOCKS[t] — (Continued)
	Health Care Providers — 6.9%
80,200	Amedisys, Inc.[1,2]	$3,253,714
69,300	LifePoint Hospital, Inc.[1]	2,460,150
52,847	Pediatrix Medical Group, Inc.[1]	2,374,416
107,596	Psychiatric Solutions, Inc.[1]	3,572,187
80,170	Sunrise Senior Living, Inc.[1]	2,502,106
71,096	VCA Antech, Inc.[1]	2,301,378
		16,463,951
	Heavy Machinery — 2.0%
96,570	Applied Industrial Technologies, Inc.	2,775,422
51,052	Bucyrus International, Inc. - Class A	2,139,079
		4,914,501
	Home Construction, Furnishings & Appliances — 1.1%
107,580	BE Aerospace, Inc.[1]	2,719,622
	Household Products — 0.7%
83,872	Lifetime Brands, Inc.[2]	1,718,537
	Industrial — 3.2%
149,510	Gardner Denver, Inc.[1]	5,081,845
27,207	Middleby Corp. (The)[1,2]	2,451,623
		7,533,468
	Insurance — 2.3%
54,617	Selective Insurance Group, Inc.	3,017,589
105,798	United America Indemnity, Ltd. - Class A1	2,429,122
		5,446,711
	Medical Supplies — 0.9%
54,707	DJ Orthopedics, Inc.[1]	2,200,863
	Metals — 2.2%
21,937	Carpenter Technology Corp.	2,347,040
76,589	Crane Co.	2,982,376
		5,329,416
	Oil & Gas — 3.3%
248,002	Grey Wolf, Inc.[1,2]	1,736,014
41,979	Holly Corp.	1,996,521
200,569	Petrohawk Energy Corp.[1]	2,272,447
144,018	Pioneer Drilling Co.[1]	1,890,956
		7,895,938

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Shares		Value
COMMON STOCKS[t] — (Continued)
	Pharmaceuticals — 2.4%
178,715	PetMed Express, Inc.[1,2]	$2,233,938
154,994	Sciele Pharma, Inc.[1,2]	3,380,419
		5,614,357
	Real Estate — 1.7%
43,697	Jones Lang Lasalle, Inc.	4,020,124
	REIT — 7.0%
45,570	Entertainment Properties Trust	2,506,350
188,828	Equity Inns, Inc.	3,168,534
164,883	Highland Hospitality Corp.	2,278,683
56,339	LaSalle Hotel Properties	2,380,323
175,010	Medical Properties Trust, Inc.	2,376,636
171,421	Senior Housing Property Trust	3,930,684
		16,641,210
	Restaurants — 2.3%
136,793	CKE Restaurants, Inc.	2,672,935
87,551	Rare Hospitality International, Inc.[1]	2,758,732
		5,431,667
	Retailers — 3.0%
74,750	GameStop Corp. - Class A1,2	3,816,735
113,044	MarineMax, Inc.[1,2]	3,222,884
		7,039,619
	Technology — 5.8%
76,588	Avocent Corp.[1]	2,811,545
92,949	Benchmark Electronics, Inc.[1]	2,467,796
65,612	Digital River, Inc.[1,2]	3,795,654
56,537	MICROS Systems, Inc.[1]	2,808,758
54,705	MTS Systems Corp.	1,821,129
		13,704,882
	Technology Systems/Semi Conductors — 1.8%
57,874	Diodes, Inc.[1]	2,548,771
85,674	Cohu, Inc.	1,694,632
		4,243,403
	Telecommunications — 2.0%
78,400	Commscope, Inc.[1,2]	2,501,744
61,970	InterDigital Communications Corp.[1]	2,216,047
		4,717,791

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Shares		Value
COMMON STOCKS[t] — (Continued)
	Telephone Systems — 0.7%
143,033	Brightpoint, Inc.[1]	$1,730,699
	Textiles, Clothing & Fabrics — 2.1%
68,120	Crocs Inc.[1,2]	2,698,914
100,261	True Religion Apparel, Inc.[1,2]	2,173,658
		4,872,572
	Transportation — 1.4%
78,470	Emergency Medical Services[1]	1,428,154
86,275	OMI Corp.[2]	1,925,658
		3,353,812
	Trucking — 1.3%
80,227	Greenbrier Cos., Inc.[2]	3,008,514
	Utilities — 1.1%
58,313	Energen Corp.	2,496,963
	TOTAL COMMON STOCKS (Cost $179,935,962)	234,028,554

  Face
  Amount

REPURCHASE AGREEMENT — 1.4%
$3,266,548	With Investors Bank & Trust Co., 4.75%, principal and interest in the amount of $3,266,979, due 11/01/06, (collateralized by SBA #506315 with a par value of $3,184,074, coupon rate of 8.875%, due 08/25/16, market value of $3,429,875)	3,266,548
	TOTAL REPURCHASE AGREEMENT (Cost $3,266,548)	3,266,548
INVESTMENTS OF SECURITY LENDING COLLATERAL — 23.0%
1,807,823	Abbey National PLC, Eurodollar Term, 5.28%, due 12/1/06	1,807,823
1,807,823	Australia & New Zealand Banking Group, Ltd., Eurodollar Term, 5.28%, due 12/19/06	1,807,823
2,259,779	BancoBilbao Vizcaya Argentaria SA, Eurodollar Term, 5.31%, due 1/3/07	2,259,779
2,259,779	Bank of America, Bank Note, 5.30%, due 11/20/06	2,259,779
2,259,779	Bank of Montreal, Eurodollar Term, 5.28%, due 12/4/06	2,259,779

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Face Amount		Value
INVESTMENTS OF SECURITY LENDING COLLATERAL — (Continued)
$2,259,779	Bank of Nova Scotia, Eurodollar Term, 5.27%, due 11/13/06	$2,259,779
2,259,779	Barclays, Eurodollar Term, 5.305%, due 11/21/06	2,259,779
1,355,867	Barton Capital LLC, Commercial Paper, 5.268%, due 11/2/06	1,355,867
1,056,998	BGI Institutional Money Market Fund	1,056,998
2,259,779	BNP Paribas, Eurodollar Term, 5.28%, due 12/15/06	2,259,779
2,259,779	Canadian Imperial Bank of Commerce, Eurodollar Term, 5.28%, due 11/29/06	2,259,779
1,807,823	Charta LLC, Commercial Paper, 5.314%, due 11/1/06	1,807,823
1,355,867	Ciesco LLC, Commercial Paper, 5.29%, due 11/16/06	1,355,867
1,355,867	Compass Securitization, Commercial Paper, 5.292%, due 11/29/06	1,355,867
2,259,779	Credit Suisse First Boston Corporation, Eurodollar Term, 5.31%, due 11/13/06	2,259,779
1,807,823	First Tennessee National Corporation, Eurodollar Term, 5.29%, due 12/18/06	1,807,823
2,259,779	Fortis Bank, Eurodollar Term, 5.30%, due 11/20/06	2,259,779
1,355,867	Jupiter Securitization Corp., Commercial Paper, 5.284%, due 11/6/06	1,355,867
2,259,779	Liberty Street, Commercial Paper, 5.284%, due 11/13/06	2,259,779
2,259,779	Merrill Lynch & Co., Inc., Repurchase Agreement, 5.303%, due 11/1/06	2,259,779
2,259,779	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 5.303%, due 11/1/06	2,259,779
2,259,779	National Australia Bank, Eurodollar Overnight, 5.29%, due 11/1/06	2,259,779
2,259,779	Royal Bank of Canada, Eurodollar Term, 5.30%, due 11/17/06	2,259,779
1,355,867	Sheffield Receivables Corp., Commercial Paper, 5.296%, due 11/28/06	1,355,867
2,259,777	Skandinaviska Enskilda Banken AB, Eurodollar Term, 5.30%, due 11/20/06	2,259,777
2,259,779	Societe Generale, Eurodollar Term, 5.28%, due 12/4/06	2,259,779

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2006

Face Amount		Value
INVESTMENTS OF SECURITY LENDING COLLATERAL — (Continued)
$2,061,331	Svenska Handelsbanken, Eurodollar Overnight, 5.30%, due 11/1/06	$2,061,331
1,355,867	Yorktown Capital LLC, Commercial Paper, 5.292%, due 11/15/06	1,355,867
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $54,641,285)	54,641,285

TOTAL INVESTMENTS (Cost $237,843,795)	123.0%	$291,936,387
LIABILITIES IN EXCESS OF OTHER ASSETS	(23.0)	(54,685,390)
NET ASSETS	100.0%	$237,250,997

t  Percentages indicated are based on net assets.

1  Non-income producing security.

2  Securities or partial securities on loan. See Note 5.

3  Aggregate cost for federal tax purposes was $238,137,831.

Abbreviation:

REIT — Real Estate Investment Trust

SBA — Small Business Administration

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
INDUSTRY DIVERSIFICATION

On October 31, 2006, industry diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
INDUSTRIES:
REIT	7.0%	$16,641,210
Health Care Providers	6.9	16,463,951
Electronics	6.6	15,549,095
Technology	5.8	13,704,882
Commercial Services	5.5	13,130,323
Banking	4.3	10,290,121
Chemicals	3.8	8,979,604
Financial Services	3.4	7,984,369
Oil & Gas	3.3	7,895,938
Industrial	3.2	7,533,468
Retailers	3.0	7,039,619
Computers & Information	2.9	6,894,818
Pharmaceuticals	2.4	5,614,357
Insurance	2.3	5,446,711
Restaurants	2.3	5,431,667
Metals	2.2	5,329,416
Basic Industry	2.1	4,981,594
Health Care	2.1	5,080,158
Textiles, Clothing & Fabrics	2.1	4,872,572
Entertainment & Leisure	2.0	4,800,122
Heavy Machinery	2.0	4,914,501
Telecommunications	2.0	4,717,791
Automotive	1.9	4,486,172
Computer Software & Processing	1.8	4,350,940
Technology Systems/Semi Conductors	1.8	4,243,403
Real Estate	1.7	4,020,124
Energy	1.6	3,832,467
Transportation	1.4	3,353,812
Trucking	1.3	3,008,514
Beverages, Food & Tobacco	1.1	2,678,847
Home Construction, Furnishings & Appliances	1.1	2,719,622
Utilities	1.1	2,496,963
Apparel Retailers	1.0	2,380,218
Diversified Financial Services	0.9	2,025,209
Education	0.9	2,030,651
Medical Supplies	0.9	2,200,863
Aerospace & Defense	0.8	1,860,453
Food Retailers	0.7	1,594,773
Household Products	0.7	1,718,537
Telephone Systems	0.7	1,730,699
TOTAL COMMON STOCKS	98.6%	$234,028,554
REPURCHASE AGREEMENT	1.4	3,266,548
INVESTMENTS OF SECURITY LENDING COLLATERAL	23.0	54,641,285
TOTAL INVESTMENTS	123.0%	$291,936,387

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2006

Shares		Value
COMMON STOCKS[t] — 95.1%
	Aerospace & Defense — 1.8%
11,234	Honeywell International, Inc.	$473,176
4,289	Lockheed Martin Corp.	372,843
		846,019
	Banking — 8.3%
11,642	Capital One Financial Corp.	923,560
13,475	CapitalSource, Inc.[2]	373,796
10,008	Deutsche Bank AG2	1,264,511
7,171	Federal Home Loan Mortgage Corp.	494,727
12,868	PNC Financial Services Group, Inc.	901,146
		3,957,740
	Beverages, Food & Tobacco — 5.1%
18,456	Altria Group, Inc.	1,501,026
9,804	Coca-Cola Co. (The)[2]	458,043
6,536	Diageo Plc - Sponsored ADR	486,736
		2,445,805
	Chemicals — 0.8%
14,298	Lyondell Chemical Company	367,030
	Communications — 2.0%
27,165	Koninklijke Philips Electronics NV, NY Shares[2]	946,157
	Computers & Information — 3.1%
11,234	International Business Machines Corp.	1,037,235
18,791	Seagate Technology	424,301
		1,461,536
	Cosmetics & Personal Care — 2.5%
18,995	Procter & Gamble Co. (The)	1,204,093
	Electric Utilities — 4.8%
41,667	Duke Energy Corp.[2]	1,318,344
22,468	PG&E Corp.	969,270
		2,287,614
	Electrical Equipment — 1.0%
5,719	Emerson Electric Co.	482,684
	Energy — 3.4%
23,080	Exxon Mobil Corp.	1,648,374
	Entertainment & Leisure — 0.5%
11,175	Mattel, Inc.	252,890

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Shares		Value
COMMON STOCKS[t] — (Continued)
	Financial Services — 13.8%
28,799	Bank of America Corp.	$1,551,402
33,293	Citigroup, Inc.	1,669,977
1,923	Goldman Sachs Capital, Inc.	364,966
34,314	J.P. Morgan Chase & Co.	1,627,856
16,136	Merrill Lynch & Co., Inc.	1,410,609
		6,624,810
	Food Retailers — 1.6%
34,314	Kroger Co. (The)	771,722
	Health Care — 1.1%
7,966	Johnson & Johnson[2]	536,908
	Heavy Machinery — 1.0%
7,914	Caterpillar, Inc.	480,459
	Household Products — 1.3%
12,051	Rohm & Haas Co.	624,483
	Insurance — 10.2%
22,468	American International Group, Inc.	1,509,176
6,956	Aspen Insurance Holdings, Ltd.	172,648
14,550	Axis Capital Holdings Ltd.	477,967
10,825	Hartford Financial Services Group, Inc.	943,615
20,834	Loews Corp.	810,859
13,481	XL Capital, Ltd. - Class A	951,085
		4,865,350
	Mining — 0.8%
6,150	Freeport-McMoran Copper-B2	371,952
	Oil & Gas — 7.2%
18,738	Anadarko Petroleum Corp.	869,818
20,221	Chevron Corp.	1,358,851
11,425	Marathon Oil Corp.	987,120
4,720	Valero Energy Corp.	246,998
		3,462,787
	Pharmaceuticals — 7.6%
12,459	GlaxoSmithKline PLC ADR	663,442
16,749	McKesson Corp.	838,957
50,103	Pfizer, Inc.	1,335,245
15,987	Wyeth	815,817
		3,653,461

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Shares/ Face Amount		Value
COMMON STOCKS[t] — (Continued)
	Process Industries — 3.0%
40,850	General Electric Co.	$1,434,244
	REIT — 1.1%
23,693	Host Marriott Corp.[2]	546,361
	Retailers — 4.4%
19,255	Federated Department Stores	845,487
13,276	J.C. Penney Co., Inc. (Holding Co.)	998,753
5,683	Wal-Mart Stores, Inc.	280,058
		2,124,298
	Technology — 3.5%
48,234	Cisco Systems, Inc.[1]	1,163,886
18,178	Microsoft Corp.	521,890
		1,685,776
	Telecommunications — 2.5%
34,723	AT&T, Inc.	1,189,263
	Telephone Systems — 2.7%
34,314	Verizon Communications, Inc.	1,269,618
	TOTAL COMMON STOCKS (Cost $39,751,627)	45,541,434
REPURCHASE AGREEMENT — 1.7%
$801,436	With Investors Bank & Trust Co., dated 10/31/06, 4.75%, principal and interest in the amount of $801,542, due 11/01/06, (collateralized by SBA #505732 with a par value of $781,309 coupon rate of 8.625%, due 01/25/27, market value of $841,508)	801,436
	TOTAL REPURCHASE AGREEMENT (Cost $801,436)	801,436
INVESTMENTS OF SECURITY LENDING COLLATERAL — 8.2%
130,108	Abbey National PLC, Eurodollar Term, 5.28%, due 12/1/06	130,108
130,108	Australia & New Zealand Banking Group, Ltd., Eurodollar Term, 5.28%, due 12/19/06	130,108
162,636	BancoBilbao Vizcaya Argentaria SA, Eurodollar Term, 5.31%, due 1/3/07	162,636
162,636	Bank of America, Bank Note, 5.30%, due 11/20/06	162,636
162,636	Bank of Montreal, Eurodollar Term, 5.28%, due 12/4/06	162,636

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Face Amount		Value
INVESTMENTS OF SECURITY LENDING COLLATERAL — (Continued)
$162,636	Bank of Nova Scotia, Eurodollar Term, 5.27%, due 11/13/06	$162,636
162,636	Barclays, Eurodollar Term, 5.305%, due 11/21/06	162,636
97,581	Barton Capital LLC, Commercial Paper, 5.268%, due 11/2/06	97,581
76,072	BGI Institutional Money Market Fund	76,072
162,636	BNP Paribas, Eurodollar Term, 5.28%, due 12/15/06	162,636
162,636	Canadian Imperial Bank of Commerce, Eurodollar Term, 5.28%, due 11/29/06	162,636
130,108	Charta LLC, Commercial Paper, 5.314%, due 11/1/06	130,108
97,581	Ciesco LLC, Commercial Paper, 5.29%, due 11/16/06	97,581
97,579	Compass Securitization, Commercial Paper, 5.292%, due 11/29/06	97,579
162,636	Credit Suisse First Boston Corporation, Eurodollar Term, 5.31%, due 11/13/06	162,636
130,108	First Tennessee National Corporation, Eurodollar Term, 5.29%, due 12/18/06	130,108
162,636	Fortis Bank, Eurodollar Term, 5.30%, due 11/20/06	162,636
97,581	Jupiter Securitization Corp., Commercial Paper, 5.284%, due 11/6/06	97,581
162,636	Liberty Street, Commercial Paper, 5.284%, due 11/13/06	162,636
162,636	Merrill Lynch & Co., Inc., Repurchase Agreement, 5.303%, due 11/1/06	162,636
162,636	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 5.303%, due 11/1/06	162,636
162,636	National Australia Bank, Eurodollar Overnight, 5.29%, due 11/1/06	162,636
162,636	Royal Bank of Canada, Eurodollar Term, 5.30%, due 11/17/06	162,636
97,581	Sheffield Receivables Corp., Commercial Paper, 5.296%, due 11/28/06	97,581
162,636	Skandinaviska Enskilda Banken AB, Eurodollar Term, 5.30%, due 11/20/06	162,636
162,636	Societe Generale, Eurodollar Term, 5.28%, due 12/4/06	162,636
148,353	Svenska Handelsbanken, Eurodollar Overnight, 5.30%, due 11/1/06	148,353

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2006

Face Amount		Value
INVESTMENTS OF SECURITY LENDING COLLATERAL — (Continued)
$97,581	Yorktown Capital LLC, Commercial Paper, 5.292%, due 11/15/06	$97,581
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $3,932,517)	3,932,517

TOTAL INVESTMENTS (Cost $44,485,580)[3]	105.0%	$50,275,387
LIABILITIES IN EXCESS OF OTHER ASSETS	(5.0)	(2,387,079)
NET ASSETS	100.0%	$47,888,308

t  Percentages indicated are based on net assets.

1  Non-income producing security.

2  Securities or partial securities on loan. See Note 5.

3  Aggregate cost for federal tax purposes was $44,606,284.

Abbreviations:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

SBA — Small Business Administration

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
INDUSTRY DIVERSIFICATION

On October 31, 2006, industry diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
INDUSTRIES:
Financial Services	13.8%	$6,624,810
Insurance	10.2	4,865,350
Banking	8.3	3,957,740
Pharmaceuticals	7.6	3,653,461
Oil & Gas	7.2	3,462,787
Beverages, Food & Tobacco	5.1	2,445,805
Electric Utilities	4.8	2,287,614
Retailers	4.4	2,124,298
Technology	3.5	1,685,776
Energy	3.4	1,648,374
Computers & Information	3.1	1,461,536
Process Industries	3.0	1,434,244
Telephone Systems	2.7	1,269,618
Cosmetics & Personal Care	2.5	1,204,093
Telecommunications	2.5	1,189,263
Communications	2.0	946,157
Aerospace & Defense	1.8	846,019
Food Retailers	1.6	771,722
Household Products	1.3	624,483
REIT	1.1	546,361
Health Care	1.1	536,908
Electrical Equipment	1.0	482,684
Heavy Machinery	1.0	480,459
Mining	0.8	371,952
Chemicals	0.8	367,030
Entertainment & Leisure	0.5	252,890
TOTAL COMMON STOCKS	95.1%	$45,541,434
REPURCHASE AGREEMENT	1.7	801,436
INVESTMENTS OF SECURITY LENDING COLLATERAL	8.2	3,932,517
TOTAL INVESTMENTS	105.0%	$50,275,387

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2006

Shares		Value
COMMON STOCKS[t]— 99.6%
	United Kingdom — 19.7%
212,300	AstraZeneca PLC	$12,546,059
846,356	Aviva PLC	12,512,114
1,637,172	BP Amoco PLC	18,207,017
1,151,099	Cattles PLC	8,267,108
1,912,574	Centrica PLC	12,085,095
398,090	Emap PLC	5,953,512
618,872	GlaxoSmithKline PLC	16,527,410
566,000	HBOS PLC	11,736,049
1,461,700	Prudential PLC	17,914,608
959,600	Rexam PLC	10,809,014
275,252	Rio Tinto PLC	15,184,647
487,190	Royal Bank of Scotland Group PLC	17,360,058
280,100	Travis Perkins PLC	9,574,741
5,397,820	Vodafone Group PLC	13,900,426
		182,577,858
	Japan — 15.6%
152,000	Daito Trust Construction Co., Ltd.	8,018,811
385,275	FamilyMart Co., Ltd.	10,442,664
50,400	Funai Electric Co., Ltd.	4,417,083
301,142	JS Group Corp.	6,179,649
747,404	Kuraray Co., Ltd.	8,461,057
394,000	Onward Kashiyama Company Ltd.	5,403,583
50,600	ORIX Corp.	14,255,654
725,000	Ricoh Company, Ltd.	14,319,610
406,112	Sega Sammy Holdings, Inc.	10,208,792
517,000	Sharp Corp.	9,216,750
1,669,817	Sumitomo Chemical Co., Ltd.	11,907,378
1,100	Sumitomo Mitsui Financial Group, Inc.	12,038,818
176,668	Takeda Pharmaceutical Co., Ltd.	11,344,335
173,500	TIS, Inc.	3,849,622
256,584	Toyota Motor Corp.	15,203,515
		145,267,321
	France — 13.6%
107,341	Assurances Generales De France	15,069,925
392,156	Axa	14,940,185
109,890	BNP Paribas	12,082,762
121,200	Casino Guichard Perrachon	10,278,988
175,804	Compagnie de Saint-Gobain	12,957,867
302,752	France Telecom SA	7,863,288
76,136	LaFarge SA, ADR	10,232,251
159,000	Sanofi-Aventis	13,515,251

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Shares		Value
COMMON STOCKS[t] — (Continued)
	France — (Continued)
76,962	Societe BIC SA	$4,950,621
258,332	Total SA	17,491,069
195,500	Valeo SA	7,358,246
		126,740,453
	Germany — 12.0%
89,400	Allianz AG	16,592,599
165,883	BASF AG	14,621,140
258,736	Bayerische Motoren Werke AG	14,860,114
121,507	Continental AG	13,588,056
135,215	E.On AG	16,222,041
228,000	Hannover Rueckversicherung AG1	9,678,540
156,227	Metro AG	9,281,722
185,172	Siemens AG Reg.	16,661,619
		111,505,831
	Netherlands — 9.3%
229,485	Akzo Nobel N.V.	12,869,661
395,205	ING Groep N.V., Sponsored ADR	17,507,729
304,100	Koninklijke Philips Electronics NV	10,622,922
893,286	Reed Elsevier N.V.	15,357,159
490,298	Royal Dutch Shell PLC - Class A	16,989,583
136,268	TNT NV, ADR	5,232,691
332,912	Unilever N.V., Sponsored ADR	8,208,983
		86,788,728
	Ireland — 5.1%
460,909	Allied Irish Banks PLC	12,588,725
599,200	Bank of Ireland	12,060,249
476,570	CRH PLC	16,799,763
224,504	Irish Life & Permanent PLC	5,515,788
		46,964,525
	Denmark — 2.7%
387,000	H. Lundbeck AS	9,111,651
1,135,191	Nordea AB	15,599,024
		24,710,675
	Sweden — 2.4%
450,700	Assa Abloy AB - Class B	8,674,028
3,679,000	Telefonaktiebolaget LM Ericsson	13,957,216
		22,631,244

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Shares		Value
COMMON STOCKS[t] — (Continued)
	Italy — 2.4%
322,733	ENI SPA	$9,733,294
1,134,098	Mediaset SPA	12,723,079
		22,456,373
	Hong Kong — 2.4%
954,000	HSBC Holdings Plc	18,007,406
2,858,000	Techtronic Industries Co.	4,049,679
		22,057,085
	Canada — 1.7%
89,200	Alcan, Inc.	4,183,770
726,591	Talisman Energy, Inc.	11,937,846
		16,121,616
	Spain — 1.7%
886,788	Banco Santander Central Hispano SA	15,347,310
	Switzerland — 1.6%
58,509	Zurich Financial Services AG	14,462,053
	Greece — 1.4%
518,000	Public Power Corp.	13,222,468
	Finland — 1.3%
613,750	Nokia	12,180,768
	Norway — 1.2%
373,665	Norsk Hydro ASA	8,588,719
128,216	Yara International ASA[2]	2,245,842
		10,834,561
	Singapore — 1.1%
376,000	Neptune Orient Lines, Ltd.	490,288
5,636,350	Singapore Telecommunications, Ltd.	9,594,249
		10,084,537
	South Korea — 1.0%
15,000	Samsung Electronics	9,726,718
	Australia — 1.0%
2,369,347	John Fairfax Holdings, Ltd.	8,916,661
	Taiwan — 0.8%
13,386,910	United Microelectronics Corp.	7,465,680
	Israel — 0.8%
225,000	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	7,418,250

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Shares/ Face Amount		Value
COMMON STOCKS[t] — (Continued)
	China — 0.8%
16,500,810	China Telecom Corp., Ltd.	$6,216,553
3,826,110	Global Bio-Chem Technology Group Co., Ltd.	1,121,680
		7,338,233
	TOTAL COMMON STOCKS (Cost $650,791,395)	924,818,948
REPURCHASE AGREEMENT — 0.2%
$1,898,611	With Investors Bank & Trust Co., dated 10/31/06, 4.75%, principal and interest in the amount of $1,898,862 due 11/01/06, (collateralized by SBA #505780 with a par value of $1,870,828, coupon rate of 8.625%, due 01/25/15, market value of $1,993,542)	1,898,611
	TOTAL REPURCHASE AGREEMENT (Cost $1,898,611)	1,898,611
INVESTMENTS OF SECURITY LENDING COLLATERAL — 0.2%
76,364	Abbey National PLC, Eurodollar Term, 5.28%, due 12/1/06	76,364
76,357	Australia & New Zealand Banking Group, Ltd., Eurodollar Term, 5.28%, due 12/19/06	76,357
95,446	BancoBilbao Vizcaya Argentaria SA, Eurodollar Term, 5.31%, due 1/3/07	95,446
95,446	Bank of America, Bank Note, 5.30%, due 11/20/06	95,446
95,446	Bank of Montreal, Eurodollar Term, 5.28%, due 12/4/06	95,446
95,446	Bank of Nova Scotia, Eurodollar Term, 5.27%, due 11/13/06	95,446
95,446	Barclays, Eurodollar Term, 5.305%, due 11/21/06	95,446
57,268	Barton Capital LLC, Commercial Paper, 5.268%, due 11/2/06	57,268
44,644	BGI Institutional Money Market Fund	44,644
95,446	BNP Paribas, Eurodollar Term, 5.28%, due 12/15/06	95,446
95,446	Canadian Imperial Bank of Commerce, Eurodollar Term, 5.28%, due 11/29/06	95,446
76,357	Charta LLC, Commercial Paper, 5.314%, due 11/1/06	76,357
57,268	Ciesco LLC, Commercial Paper, 5.29%, due 11/16/06	57,268

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2006

Face Amount		Value
INVESTMENTS OF SECURITY LENDING COLLATERAL — (Continued)
$57,268	Compass Securitization, Commercial Paper, 5.292%, due 11/29/06	$57,268
95,446	Credit Suisse First Boston Corporation, Eurodollar Term, 5.31%, due 11/13/06	95,446
76,357	First Tennessee National Corporation, Eurodollar Term, 5.29%, due 12/18/06	76,357
95,446	Fortis Bank, Eurodollar Term, 5.30%, due 11/20/06	95,446
57,268	Jupiter Securitization Corp., Commercial Paper, 5.284%, due 11/6/06	57,268
95,446	Liberty Street, Commercial Paper, 5.284%, due 11/13/06	95,446
95,446	Merrill Lynch & Co., Inc., Repurchase Agreement, 5.303%, due 11/1/06	95,446
95,446	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 5.303%, due 11/1/06	95,446
95,446	National Australia Bank, Eurodollar Overnight, 5.29%, due 11/1/06	95,446
95,446	Royal Bank of Canada, Eurodollar Term, 5.30%, due 11/17/06	95,446
57,268	Sheffield Receivables Corp., Commercial Paper, 5.296%, due 11/28/06	57,268
95,446	Skandinaviska Enskilda Banken AB, Eurodollar Term, 5.30%, due 11/20/06	95,446
95,446	Societe Generale, Eurodollar Term, 5.28%, due 12/4/06	95,446
87,065	Svenska Handelsbanken, Eurodollar Overnight, 5.30%, due 11/1/06	87,065
57,268	Yorktown Capital LLC, Commercial Paper, 5.292%, due 11/15/06	57,268
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $2,307,888)	2,307,888

TOTAL INVESTMENTS (Cost $654,997,894)[3]	100.0%	$929,025,447
LIABILITIES IN EXCESS OF OTHER ASSETS	0.0	(328,442)
NET ASSETS	100.0%	$928,697,005

t  Percentages indicated are based on net assets.

1  Non-income producing security.

2  Securities or partial securities on loan. See Note 5.

3  Aggregate cost for federal tax purposes was $655,828,702.

Abbreviations:

ADR — American Depositary Receipt

SBA — Small Business Administration

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
INDUSTRY DIVERSIFICATION

On October 31, 2006, industry diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
INDUSTRIES:
Banking	13.0%	$121,155,414
Insurance	9.6	88,667,643
Oil & Gas	7.0	64,887,760
Pharmaceuticals	6.6	61,351,305
Finance	6.3	58,197,859
Automotive	5.5	51,009,931
Media - Broadcasting & Publishing	4.6	42,950,411
Chemicals	4.5	41,644,021
Industrial	4.3	39,851,737
Telecommunications	4.0	37,574,516
Electronics	3.4	31,722,435
Retailers	3.4	31,662,232
Heavy Machinery	3.2	29,523,470
Communications	2.8	26,137,984
Mining	2.1	19,368,417
Energy	2.0	18,207,017
Utilities	1.7	16,222,041
Building Materials	1.7	15,754,390
Computers & Information	1.5	14,319,610
Textiles, Clothing & Fabrics	1.5	13,864,640
Electric	1.4	13,222,468
Containers & Packaging	1.2	10,809,014
Food Retailers	1.1	10,278,988
Entertainment & Leisure	1.1	10,208,792
Electrical Equipment	1.1	9,726,718
Health Care	1.0	9,111,651
Beverages, Food & Tobacco	0.9	8,208,983
Real Estate	0.9	8,018,811
Transportation	0.6	5,722,979
Financial Services	0.6	5,515,788
Miscellaneous	0.5	4,950,621
Commercial Services	0.4	3,849,622
Biotechnology	0.1	1,121,680
TOTAL COMMON STOCKS	99.6%	$924,818,948
REPURCHASE AGREEMENT	0.2	1,898,611
INVESTMENTS OF SECURITY LENDING COLLATERAL	0.2	2,307,888
TOTAL INVESTMENTS	100.0%	$929,025,447

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2006

Shares		Value
COMMON STOCKS[t] — 99.5%
	United Kingdom — 19.5%
121,874	AstraZeneca PLC	$7,202,254
392,955	Aviva PLC	5,809,255
825,243	BP Amoco PLC	9,177,541
550,449	Cattles PLC	3,953,284
913,368	Centrica PLC	5,771,353
242,935	Emap PLC	3,633,140
309,568	GlaxoSmithKline PLC	8,267,230
299,169	HBOS PLC	6,203,290
744,586	Prudential PLC	9,125,652
679,318	Rexam PLC	7,651,894
135,864	Rio Tinto PLC	7,495,120
264,329	Royal Bank of Scotland Group PLC	9,418,844
138,070	Travis Perkins PLC	4,719,688
2,611,243	Vodafone Group PLC	6,724,453
		95,152,998
	Japan — 15.5%
89,300	Daito Trust Construction Co., Ltd.	4,711,051
200,200	FamilyMart Co., Ltd.	5,426,309
24,100	Funai Electric Co., Ltd.	2,112,137
182,100	JS Group Corp.	3,736,822
363,000	Kuraray Co., Ltd.	4,109,375
207,000	Onward Kashiyama Company Ltd.	2,838,938
25,830	ORIX Corp.	7,277,145
381,000	Ricoh Company, Ltd.	7,525,202
195,300	Sega Sammy Holdings, Inc.	4,909,427
265,000	Sharp Corp.	4,724,253
839,000	Sumitomo Chemical Co., Ltd.	5,982,865
592	Sumitomo Mitsui Financial Group, Inc.	6,479,073
91,000	Takeda Pharmaceutical Co., Ltd.	5,843,359
82,100	TIS, Inc.	1,821,637
134,300	Toyota Motor Corp.	7,957,753
		75,455,346
	France — 14.3%
61,151	Assurances Generales De France	8,585,172
247,460	Axa	9,427,621
55,040	BNP Paribas	6,051,827
59,780	Casino Guichard Perrachon	5,069,950
91,579	Compagnie de Saint-Gobain	6,749,952
255,361	France Telecom SA	6,632,416
39,109	LaFarge SA, ADR	5,256,030

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Shares		Value
COMMON STOCKS[t] — (Continued)
	France — (Continued)
83,617	Sanofi-Aventis	$7,107,577
31,612	Societe BIC SA	2,033,458
116,866	Total SA	7,912,730
138,616	Valeo SA	5,217,241
		70,043,974
	Germany — 11.5%
54,077	Allianz AG	10,036,667
85,210	BASF AG	7,510,518
104,215	Bayerische Motoren Werke AG	5,985,432
66,725	Continental AG	7,461,817
62,444	E.On AG	7,491,544
125,318	Hannover Rueckversicherung AG1	5,319,716
62,195	Metro AG	3,695,115
93,302	Siemens AG Reg.	8,395,235
		55,896,044
	Netherlands — 10.0%
103,899	Akzo Nobel N.V.	5,826,721
212,808	ING Groep N.V., Sponsored ADR	9,427,474
154,858	Koninklijke Philips Electronics NV	5,409,551
440,093	Reed Elsevier N.V.	7,565,974
263,149	Royal Dutch Shell PLC - Class A	9,118,519
153,309	TNT N.V.	5,901,355
219,670	Unilever N.V., Sponsored ADR	5,416,648
		48,666,242
	Ireland — 5.2%
246,380	Allied Irish Banks PLC	6,729,333
305,949	Bank of Ireland	6,157,912
235,001	CRH PLC	8,284,116
15,685	CRH PLC (London Exchange)	554,320
144,914	Irish Life & Permanent PLC	3,560,359
		25,286,040
	Sweden — 2.8%
290,200	Assa Abloy AB - Class B	5,585,096
2,145,000	Telefonaktiebolaget LM Ericsson	8,137,600
		13,722,696
	Denmark — 2.4%
189,400	H. Lundbeck AS	4,459,294
538,111	Nordea AB	7,394,356
		11,853,650

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Shares		Value
COMMON STOCKS[t] — (Continued)
	Hong Kong — 2.3%
481,883	HSBC Holdings Plc	9,095,873
1,376,000	Techtronic Industries Co.	1,949,740
		11,045,613
	Italy — 2.1%
130,563	ENI SPA	3,937,645
577,966	Mediaset SPA	6,484,014
		10,421,659
	Spain — 1.7%
474,043	Banco Santander Central Hispano SA	8,204,086
	Switzerland — 1.6%
31,598	Zurich Financial Services AG	7,810,285
	Canada — 1.4%
45,252	Alcan, Inc.	2,122,466
287,866	Talisman Energy, Inc.	4,729,621
		6,852,087
	Taiwan — 1.3%
11,247,584	United Microelectronics Corp.	6,272,610
	Singapore — 1.3%
361,000	Neptune Orient Lines, Ltd.	470,728
3,337,550	Singapore Telecommunications, Ltd.	5,681,210
		6,151,938
	Finland — 1.2%
305,000	Nokia	6,053,172
	Greece — 1.2%
230,500	Public Power Corp.	5,883,743
	South Korea — 1.2%
8,800	Samsung Electronics	5,706,341
	Norway — 1.1%
214,085	Norsk Hydro ASA	4,920,760
36,367	Yara International ASA[2]	637,007
		5,557,767
	Australia — 1.0%
1,247,313	John Fairfax Holdings, Ltd.	4,694,064
	China — 0.6%
7,074,000	China Telecom Corp., Ltd.	2,665,075
1,428,000	Global Bio-Chem Technology Group Co., Ltd.	418,639
		3,083,714

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Shares/ Face Amount		Value
COMMON STOCKS[t] — (Continued)
	Israel — 0.4%
54,832	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	$1,807,811
	TOTAL COMMON STOCKS (Cost $346,325,189)	485,621,880
REPURCHASE AGREEMENT — 0.3%
$1,576,791	With Investors Bank & Trust Co., dated 10/31/06, 4.75%, principal and interest in the amount of $1,576,999, due 11/01/06, (collateralized by SBA #505611, with a par value of $1,540,365, coupon rate of 9.3750%, due 05/25/15, market value of $1,655,631)	1,576,791
	TOTAL REPURCHASE AGREEMENT (Cost $1,576,791)	1,576,791
INVESTMENTS OF SECURITY LENDING COLLATERAL — 0.1%
20,592	Abbey National PLC, Eurodollar Term, 5.28%, due 12/1/06	20,592
20,592	Australia & New Zealand Banking Group, Ltd., Eurodollar Term, 5.28%, due 12/19/06	20,592
25,739	BancoBilbao Vizcaya Argentaria SA, Eurodollar Term, 5.31%, due 1/3/07	25,739
25,740	Bank of America, Bank Note, 5.30%, due 11/20/06	25,740
25,740	Bank of Montreal, Eurodollar Term, 5.28%, due 12/4/06	25,740
25,740	Bank of Nova Scotia, Eurodollar Term, 5.27%, due 11/13/06	25,740
25,739	Barclays, Eurodollar Term, 5.305%, due 11/21/06	25,739
15,444	Barton Capital LLC, Commercial Paper, 5.268%, due 11/2/06	15,444
12,040	BGI Institutional Money Market Fund	12,040
25,739	BNP Paribas, Eurodollar Term, 5.28%, due 12/15/06	25,739
25,740	Canadian Imperial Bank of Commerce, Eurodollar Term, 5.28%, due 11/29/06	25,740
20,592	Charta LLC, Commercial Paper, 5.314%, due 11/1/06	20,592
15,444	Ciesco LLC, Commercial Paper, 5.29%, due 11/16/06	15,444
15,444	Compass Securitization, Commercial Paper, 5.292%, due 11/29/06	15,444

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2006

Face Amount		Value
INVESTMENTS OF SECURITY LENDING COLLATERAL — (Continued)
$25,739	Credit Suisse First Boston Corporation, Eurodollar Term, 5.31%, due 11/13/06	25,739
20,592	First Tennessee National Corporation, Eurodollar Term, 5.29%, due 12/18/06	20,592
25,739	Fortis Bank, Eurodollar Term, 5.30%, due 11/20/06	25,739
15,444	Jupiter Securitization Corp., Commercial Paper, 5.284%, due 11/6/06	15,444
25,740	Liberty Street, Commercial Paper, 5.284%, due 11/13/06	25,740
25,740	Merrill Lynch & Co., Inc., Repurchase Agreement, 5.303%, due 11/1/06	25,740
25,740	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 5.303%, due 11/1/06	25,740
25,740	National Australia Bank, Eurodollar Overnight, 5.29%, due 11/1/06	25,740
25,740	Royal Bank of Canada, Eurodollar Term, 5.30%, due 11/17/06	25,740
15,444	Sheffield Receivables Corp., Commercial Paper, 5.296%, due 11/28/06	15,444
25,740	Skandinaviska Enskilda Banken AB, Eurodollar Term, 5.30%, due 11/20/06	25,740
25,740	Societe Generale, Eurodollar Term, 5.28%, due 12/4/06	25,740
23,479	Svenska Handelsbanken, Eurodollar Overnight, 5.30%, due 11/1/06	23,479
15,444	Yorktown Capital LLC, Commercial Paper, 5.292%, due 11/15/06	15,444
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $622,386)	622,386

TOTAL INVESTMENTS (Cost $348,524,366)[3]	99.9%	$487,821,057
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	405,757
NET ASSETS	100.0%	$488,226,814

t  Percentages indicated are based on net assets.

1  Non-income producing security.

2  Securities or partial securities on loan. See Note 5.

3  Aggregate cost for federal tax purposes was $349,830,824.

Abbreviations:

ADR — American Depositary Receipt

SBA — Small Business Administration

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
INDUSTRY DIVERSIFICATION

On October 31, 2006, industry diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
INDUSTRIES:
Banking	12.9%	$62,841,334
Insurance	9.7	47,529,049
Finance	6.6	32,136,482
Oil & Gas	6.5	31,661,007
Pharmaceuticals	6.2	30,228,231
Automotive	5.5	26,622,243
Industrial	5.4	26,302,572
Media - Broadcasting & Publishing	4.6	22,377,192
Telecommunications	4.4	21,703,154
Chemicals	4.1	19,957,111
Electronics	3.8	18,518,551
Heavy Machinery	3.4	16,373,272
Communications	2.9	14,190,772
Retailers	2.8	13,851,045
Mining	2.0	9,617,586
Energy	1.9	9,177,541
Building Materials	1.7	8,456,510
Containers & Packaging	1.6	7,651,894
Computers & Information	1.5	7,525,202
Utilities	1.5	7,491,544
Textiles, Clothing & Fabrics	1.4	6,948,313
Electric	1.2	5,883,743
Electrical Equipment	1.2	5,706,341
Beverages, Food & Tobacco	1.1	5,416,648
Food Retailers	1.0	5,069,950
Entertainment & Leisure	1.0	4,909,427
Real Estate	1.0	4,711,051
Health Care	0.9	4,459,294
Financial Services	0.7	3,560,359
Miscellaneous	0.4	2,033,458
Commercial Services	0.4	1,821,637
Transportation	0.1	470,728
Biotechnology	0.1	418,639
TOTAL COMMON STOCKS	99.5%	$485,621,880
REPURCHASE AGREEMENT	0.3	1,576,791
INVESTMENTS OF SECURITY LENDING COLLATERAL	0.1	622,386
TOTAL INVESTMENTS	99.9%	$487,821,057

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2006

Shares		Value
COMMON STOCKS[t] — 99.2%
	Aerospace & Defense — 2.9%
8,290	Ceradyne, Inc.[1,2]	$341,962
8,240	Teledyne Technologies, Inc.[1]	343,773
7,066	United Industrial Corp.[2]	318,041
		1,003,776
	Air Freight & Logistics — 2.7%
32,900	ABX Air, Inc.[1]	189,175
14,750	HUB Group, Inc. - Class A1	400,610
11,653	Pacer International, Inc.	357,631
		947,416
	Biotechnology — 2.2%
9,679	ICOS Corp.[1]	307,018
19,587	Pharmion Corp.[1,2]	478,902
		785,920
	Building Products — 2.4%
9,485	American Woodmark Corp.[2]	350,850
8,303	Builders FirstSource, Inc.[1]	131,353
5,835	NCI Building Systems, Inc.[1]	349,225
		831,428
	Capital Markets — 2.5%
3,809	GFI Group, Inc.[1]	219,665
5,989	Greenhill & Co., Inc.[2]	406,893
15,710	TradeStation Group, Inc.[1,2]	245,861
		872,419
	Chemicals — 0.9%
16,580	CF Industries Holdings, Inc.	328,616
	Commercial Banks — 0.9%
5,444	Preferred Bank	318,855
	Commercial Services & Supplies — 5.4%
10,333	Administaff, Inc.	355,972
6,735	Consolidated Graphics, Inc.[1]	418,715
16,062	Healthcare Services Group, Inc.	436,565
28,629	Kforce, Inc.[1]	428,576
14,839	Labor Ready, Inc.[1]	259,831
		1,899,659

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Shares		Value
COMMON STOCKS[t] — (Continued)
	Communications Equipment — 4.0%
20,957	Arris Group, Inc.[1]	$280,824
12,600	Commscope, Inc.[1,2]	402,066
16,158	NETGEAR, Inc.[1,2]	433,034
26,255	Packeteer, Inc.[1]	294,319
		1,410,243
	Computers & Peripherals — 1.9%
8,035	Komag, Inc.[1,2]	307,339
12,535	Synaptics, Inc.[1,2]	355,493
		662,832
	Construction Materials — 0.9%
48,721	U.S. Concrete Inc.[1]	307,917
	Consumer Finance — 2.6%
4,885	Asta Funding, Inc.[2]	166,285
4,645	Cash America International, Inc.	191,978
14,140	First Cash Financial Services, Inc.[1]	305,565
4,569	World Acceptance Corp.[1]	228,404
		892,232
	Electrical Equipment — 2.2%
10,095	Encore Wire Corp.[1,2]	271,354
8,480	General Cable Corp.[1]	318,848
3,790	Regal Beloit	187,415
		777,617
	Electronic Equipment & Instruments — 4.8%
20,592	Brightpoint, Inc.[1]	249,163
6,440	Itron, Inc.[1,2]	350,594
9,638	Littelfuse, Inc.[1]	326,343
13,505	LoJack Corp.[1]	269,560
14,755	Plexus Corp.[1]	323,430
13,665	TTM Technologies, Inc.[1]	166,030
		1,685,120
	Energy Equipment & Services — 4.9%
8,018	Basic Energy Services Inc.[1]	195,960
44,245	Grey Wolf, Inc.[1]	309,715
3,483	Lufkin Industries, Inc.	210,164
11,574	Oil States International, Inc.[1]	336,109
23,203	Pioneer Drilling Co.[1]	304,655
16,769	RPC, Inc.	364,223
		1,720,826

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Shares		Value
COMMON STOCKS[t] — (Continued)
	Food & Staples Retailing — 1.0%
7,745	Longs Drug Stores Corp.	$333,345
	Health Care Equipment & Supplies — 7.6%
12,320	Abaxis, Inc.[1,2]	247,139
4,135	Arthrocare Corp.[1,2]	167,095
7,282	Biosite, Inc.[1,2]	334,462
13,953	Greatbatch, Inc.[1]	313,803
8,749	ICU Medical, Inc.[1]	369,645
4,635	Kyphon, Inc.[1,2]	183,082
9,975	Neurometrix, Inc.[1,2]	162,493
10,106	SurModics, Inc.[1,2]	352,699
13,220	Zoll Medical Corp.[1]	511,614
		2,642,032
	Health Care Providers & Services — 4.7%
8,831	Amedisys, Inc.[1,2]	358,274
10,000	Healthspring, Inc.[1]	201,400
15,075	MedCath Corp.[1]	399,337
8,685	Molina Healthcare, Inc.[1]	340,713
11,902	Providence Service Corp. (The)[1,2]	327,186
		1,626,910
	Health Care Technology — 1.8%
9,288	Omnicell, Inc.[1]	173,964
14,968	Vital Images, Inc.[1]	464,607
		638,571
	Hotels, Restaurants & Leisure — 2.1%
3,306	Chipoltle Mexican Grill - Class A1,2	198,029
10,398	CKE Restaurants, Inc.	203,177
17,218	Ruth's Chris Steak House[1]	339,022
		740,228
	Household Durables — 2.3%
23,254	Tempur-Pedic International, Inc.[1]	459,034
10,055	Yankee Candle Co., Inc.	340,362
		799,396
	Household Products — 0.9%
9,513	WD-40 Co.	323,347
	Insurance — 1.0%
5,080	Navigators Group, Inc.[1]	239,116
2,580	ProAssurance Corp.[1]	125,646
		364,762

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Shares		Value
COMMON STOCKS[t] — (Continued)
	Internet & Catalog Retail — 1.0%
8,760	Priceline.com, Inc.[1,2]	$352,940
	Internet Software & Services — 1.3%
8,115	Digital River, Inc.[1,2]	469,453
	IT Services — 2.4%
15,283	CSG Systems International, Inc.[1]	412,335
21,870	SYKES Enterprises, Inc.[1]	443,742
		856,077
	Life Sciences Tools & Services — 3.1%
34,835	Albany Molecular Research, Inc.[1]	414,885
9,910	Illumina, Inc.[1,2]	435,644
12,200	Molecular Devices Corp.[1]	245,708
		1,096,237
	Machinery — 3.4%
3,335	Actuant Corp. - Class A	171,219
6,531	Freightcar America, Inc.[2]	347,253
4,165	Middleby Corp. (The)[1,2]	375,308
6,045	Nordson Corp.	278,372
		1,172,152
	Media — 0.5%
4,311	Arbitron, Inc.	181,062
	Metals & Mining — 1.1%
10,952	Quanex Corp.	367,002
	Oil, Gas & Consumable Fuels — 1.1%
4,535	Giant Industries, Inc.[1]	367,244
	Pharmaceuticals — 2.3%
13,750	Sciele Pharma, Inc.[1,2]	299,888
37,809	Viropharma, Inc.[1]	503,994
		803,882
	Road & Rail — 2.7%
12,592	Old Dominion Freight Line, Inc.[1]	348,295
11,386	P.A.M. Transportation Services, Inc.[1]	288,294
16,104	U.S. Xpress Enterprises, Inc. - Class A1	317,893
		954,482
	Semiconductors & Semiconductor Equipment — 6.1%
26,536	Advanced Energy Industries, Inc.[1]	417,146
7,960	Diodes, Inc.[1]	350,558
18,950	Eagle Test Systems, Inc.[1]	333,520

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Shares/ Face Amount		Value
COMMON STOCKS[t] — (Continued)
	Semiconductors & Semiconductor Equipment — (Continued)
16,667	Omnivision Technologies, Inc.[1,2]	$273,672
15,445	Portalplayer, Inc.[1,2]	185,803
27,823	RF Micro Devices, Inc.[1]	203,108
30,058	Silicon Image, Inc.[1]	355,586
		2,119,393
	Software — 2.6%
20,995	Informatica Corp.[1]	260,128
6,872	Macrovision Corp.[1]	182,864
3,885	MicroStrategy, Inc. - Class A1,2	463,675
		906,667
	Specialty Retail — 6.2%
11,420	Aeropostale, Inc.[1]	334,720
12,637	Charlotte Russe Holding, Inc.[1]	349,413
11,838	Dress Barn, Inc.[1]	257,121
3,664	Guess ?, Inc.[1]	208,665
11,200	Gymboree Corp. (The)[1]	520,352
15,438	Select Comfort Corp.[1,2]	330,064
4,371	Tween Brands, Inc.[1]	182,795
		2,183,130
	Textiles, Apparel & Luxury Goods — 2.8%
8,210	Deckers Outdoor Corp.[1,2]	436,526
5,801	K-Swiss, Inc. - Class A	204,891
7,705	Phillips-Van Heusen Corp.	352,581
		993,998
	TOTAL COMMON STOCKS (Cost $29,553,758)	34,737,186
REPURCHASE AGREEMENT — 0.5%
$179,936	With Investors Bank & Trust Co., dated 10/31/06, 4.75%, principal and interest in the amount of $179,960, due 11/01/06, (collateralized by SBA #506065 with a par value of $175,407, coupon rate of 8.875%, due 05/25/16, market value of $188,933)	179,936
	TOTAL REPURCHASE AGREEMENT (Cost $179,936)	179,936

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Face Amount		Value
INVESTMENTS OF SECURITY LENDING COLLATERAL — 28.5%
$329,870	Abbey National PLC, Eurodollar Term, 5.28%, due 12/1/06	$329,870
329,866	Australia & New Zealand Banking Group, Ltd., Eurodollar Term, 5.28%, due 12/19/06	329,866
412,332	BancoBilbao Vizcaya Argentaria SA, Eurodollar Term, 5.31%, due 1/3/07	412,332
412,332	Bank of America, Bank Note, 5.30%, due 11/20/06	412,332
412,332	Bank of Montreal, Eurodollar Term, 5.28%, due 12/4/06	412,332
412,332	Bank of Nova Scotia, Eurodollar Term, 5.27%, due 11/13/06	412,332
412,332	Barclays, Eurodollar Term, 5.305%, due 11/21/06	412,332
247,399	Barton Capital LLC, Commercial Paper, 5.268%, due 11/2/06	247,399
192,866	BGI Institutional Money Market Fund	192,866
412,332	BNP Paribas, Eurodollar Term, 5.28%, due 12/15/06	412,332
412,332	Canadian Imperial Bank of Commerce, Eurodollar Term, 5.28%, due 11/29/06	412,332
329,866	Charta LLC, Commercial Paper, 5.314%, due 11/1/06	329,866
247,399	Ciesco LLC, Commercial Paper, 5.29%, due 11/16/06	247,399
247,399	Compass Securitization, Commercial Paper, 5.292%, due 11/29/06	247,399
412,332	Credit Suisse First Boston Corporation, Eurodollar Term, 5.31%, due 11/13/06	412,332
329,866	First Tennessee National Corporation, Eurodollar Term, 5.29%, due 12/18/06	329,866
412,332	Fortis Bank, Eurodollar Term, 5.30%, due 11/20/06	412,332
247,399	Jupiter Securitization Corp., Commercial Paper, 5.284%, due 11/6/06	247,399
412,332	Liberty Street, Commercial Paper, 5.284%, due 11/13/06	412,332
412,332	Merrill Lynch & Co., Inc., Repurchase Agreement, 5.303%, due 11/1/06	412,332
412,332	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 5.303%, due 11/1/06	412,332
412,332	National Australia Bank, Eurodollar Overnight, 5.29%, due 11/1/06	412,332
412,332	Royal Bank of Canada, Eurodollar Term, 5.30%, due 11/17/06	412,332
247,399	Sheffield Receivables Corp., Commercial Paper, 5.296%, due 11/28/06	247,399
412,332	Skandinaviska Enskilda Banken AB, Eurodollar Term, 5.30%, due 11/20/06	412,332
412,332	Societe Generale, Eurodollar Term, 5.28%, due 12/4/06	412,332
376,122	Svenska Handelsbanken, Eurodollar Overnight, 5.30%, due 11/1/06	376,122

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2006

Face Amount		Value
INVESTMENTS OF SECURITY LENDING COLLATERAL — (Continued)
$247,399	Yorktown Capital LLC, Commercial Paper, 5.292%, due 11/15/06	$247,399
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $9,970,162)	9,970,162

TOTAL INVESTMENTS (Cost $39,703,856)[3]	128.2%	$44,887,284
LIABILITIES IN EXCESS OF OTHER ASSETS	(28.2)	(9,884,982)
NET ASSETS	100.0%	$35,002,302

t  Percentages indicated are based on net assets.

1  Non-income producing security.

2  Securities or partial securities on loan. See Note 5.

3  Aggregate cost for federal tax purposes was $39,739,430.

Abbreviations:

SBA — Small Business Administration

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
INDUSTRY DIVERSIFICATION

On October 31, 2006, industry diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
INDUSTRIES:
Health Care Equipment & Supplies	7.6%	$2,642,032
Specialty Retail	6.2	2,183,130
Semiconductors & Semiconductor Equipment	6.1	2,119,393
Commercial Services & Supplies	5.4	1,899,659
Energy Equipment & Services	4.9	1,720,826
Electronic Equipment & Instruments	4.8	1,685,120
Health Care Providers & Services	4.7	1,626,910
Communications Equipment	4.0	1,410,243
Machinery	3.4	1,172,152
Life Sciences Tools & Services	3.1	1,096,237
Aerospace & Defense	2.9	1,003,776
Textiles, Apparel & Luxury Goods	2.8	993,998
Road & Rail	2.7	954,482
Air Freight & Logistics	2.7	947,416
Software	2.6	906,667
Consumer Finance	2.6	892,232
Capital Markets	2.5	872,419
IT Services	2.4	856,077
Building Products	2.4	831,428
Pharmaceuticals	2.3	803,882
Household Durables	2.3	799,396
Biotechnology	2.2	785,920
Electrical Equipment	2.2	777,617
Hotels, Restaurants & Leisure	2.1	740,228
Computers & Peripherals	1.9	662,832
Health Care Technology	1.8	638,571
Internet Software & Services	1.3	469,453
Oil, Gas & Consumable Fuels	1.1	367,244
Metals & Mining	1.1	367,002
Insurance	1.0	364,762
Internet & Catalog Retail	1.0	352,940
Food & Staples Retailing	1.0	333,345
Chemicals	0.9	328,616
Household Products	0.9	323,347
Commercial Banks	0.9	318,855
Construction Materials	0.9	307,917
Media	0.5	181,062
TOTAL COMMON STOCKS	99.2%	$34,737,186
REPURCHASE AGREEMENT	0.5	179,936
INVESTMENTS OF SECURITY LENDING COLLATERAL	28.5	9,970,162
TOTAL INVESTMENTS	128.2%	$44,887,284

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2006

Shares		Value
COMMON STOCKS[t] — 99.2%
	Aerospace & Defense — 3.2%
16,060	General Dynamics Corp.	$1,141,866
13,665	Lockheed Martin Corp.	1,187,898
15,375	United Technologies Corp.	1,010,445
		3,340,209
	Air Freight & Logistics — 1.3%
21,235	CH Robinson Worldwide, Inc.	886,349
4,415	FedEx Corp.	505,694
		1,392,043
	Airlines — 0.7%
49,420	Southwest Airlines, Inc.	742,783
	Automobiles — 0.9%
13,550	Harley-Davidson, Inc.	929,936
	Beverages — 0.9%
14,750	PepsiCo, Inc.	935,740
	Biotechnology — 0.9%
12,445	Amgen, Inc.[1]	944,700
	Capital Markets — 7.0%
27,370	American Capital Strategies, Ltd.[2]	1,181,289
6,250	Bear Stearns Cos., Inc.	945,938
5,600	Goldman Sachs Capital, Inc.	1,062,824
12,450	Lehman Brothers Holdings, Inc.[2]	969,108
11,675	Merrill Lynch & Co., Inc.	1,020,628
14,430	Morgan Stanley[2]	1,102,885
20,865	Nuveen Investments, Inc. - Class A	1,028,644
		7,311,316
	Commercial Banks — 1.8%
15,830	Comerica, Inc.	921,148
32,865	North Fork Bancorporation, Inc.	939,282
		1,860,430
	Commercial Services & Supplies — 1.1%
30,745	Waste Management, Inc.	1,152,323
	Communications Equipment — 1.0%
44,325	Motorola, Inc.	1,022,134
	Computers & Peripherals — 3.2%
86,585	EMC Corp.[1]	1,060,666
27,875	Hewlett-Packard Co.	1,079,877
13,255	International Business Machines Corp.	1,223,834
		3,364,377

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Shares		Value
COMMON STOCKS[t] — (Continued)
	Construction Materials — 0.7%
18,225	Florida Rock Industries, Inc.	$781,853
	Consumer Finance — 1.1%
16,350	First Marblehead Corp. (The)[2]	1,102,808
	Diversified Financial Services — 3.9%
19,000	Bank of America Corp.	1,023,530
12,025	CIT Group, Inc.	625,901
16,830	IntercontinentalExchange, Inc.[1]	1,420,789
20,815	J.P. Morgan Chase & Co.	987,464
		4,057,684
	Diversified Telecommunication Services — 2.0%
30,665	AT&T, Inc.	1,050,277
20,700	Embarq Corp.	1,000,845
		2,051,122
	Electrical Equipment — 0.9%
11,085	Cooper Industries, Ltd. - Class A	991,553
	Electronic Equipment & Instruments — 2.0%
29,325	Agilent Technologies, Inc.[1]	1,043,970
15,965	CDW Corp.	1,048,422
		2,092,392
	Energy Equipment & Services — 3.3%
36,395	BJ Services Co.	1,097,673
20,200	Cameron International Corp.[1]	1,012,020
15,490	Smith International, Inc.	611,545
14,065	Tidewater, Inc.	699,452
		3,420,690
	Food & Staples Retailing — 3.5%
12,115	Costco Wholesale Corp.	646,699
33,780	CVS Corp.	1,060,016
42,200	Kroger Co. (The)	949,078
33,670	Safeway, Inc.	988,551
		3,644,344
	Food Products — 2.8%
17,705	General Mills, Inc.	1,005,998
27,315	Hormel Foods Corp.	986,345
26,170	Kraft Foods, Inc. - Class A2	900,248
		2,892,591

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Shares		Value
COMMON STOCKS[t] — (Continued)
	Gas Utilities — 0.9%
10,970	Questar Corp.	$893,836
	Health Care Equipment & Supplies — 1.5%
4,470	Alcon, Inc.[2]	474,178
15,510	Becton Dickinson & Co.	1,086,165
		1,560,343
	Health Care Providers & Services — 6.2%
24,370	Aetna, Inc.	1,004,532
20,010	AmerisourceBergen Corp.	944,472
9,880	CIGNA Corp.	1,155,763
12,985	Express Scripts, Inc.[1]	827,404
16,820	McKesson Corp.	842,514
17,840	UnitedHealth Group, Inc.	870,235
11,285	WellPoint, Inc.[1]	861,271
		6,506,191
	Hotels, Restaurants & Leisure — 0.5%
11,495	Darden Restaurants, Inc.	481,641
	Household Durables — 0.8%
9,410	Whirlpool Corp.	818,011
	Household Products — 1.0%
13,720	Energizer Holdings, Inc.[1]	1,072,218
	Independent Power Producers & Energy Traders — 1.8%
15,590	Constellation Energy Group, Inc.	972,816
14,360	TXU Corp.	906,547
		1,879,363
	Insurance — 4.3%
18,920	Chubb Corp.	1,005,598
27,780	Genworth Financial, Inc.-Class A	928,963
6,410	Hartford Financial Services Group, Inc.	558,760
16,230	Lincoln National Corp.	1,027,521
8,784	Metlife, Inc.	501,830
7,745	SAFECO Corp.	450,682
		4,473,354
	Internet Software & Services — 0.4%
1,000	Google, Inc. - Class A1	476,391
	Life Sciences Tools & Services — 1.1%
32,050	Applera Corp. - Applied Biosystems Group	1,195,465

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Shares		Value
COMMON STOCKS[t] — (Continued)
	Machinery — 5.1%
8,845	Cummins, Inc.[2]	$1,123,138
15,200	Eaton Corp.	1,100,936
22,900	Illinois Tool Works, Inc.	1,097,597
25,435	Ingersoll-Rand Co. - Class A	933,719
17,387	Paccar, Inc.	1,029,484
		5,284,874
	Media — 0.9%
29,955	Disney (Walt) Co.	942,384
	Metals & Mining — 2.7%
21,150	Nucor Corp.	1,235,372
2,280	Rio Tinto PLC, Sponsored ADR	504,769
20,690	Southern Copper Corp.[2]	1,063,052
		2,803,193
	Multiline Retail — 3.0%
14,300	Kohl's Corp.[1]	1,009,580
24,676	Nordstrom, Inc.	1,168,409
5,440	Sears Holdings Corp.[1,2]	949,117
		3,127,106
	Multi-Utilities — 0.8%
19,695	PG&E Corp.	849,642
	Office Electronics — 1.0%
63,230	Xerox Corp.[1]	1,074,911
	Oil, Gas & Consumable Fuels — 6.6%
14,480	Anadarko Petroleum Corp.	672,162
15,104	ConocoPhillips	909,865
16,220	Devon Energy Corp.	1,084,145
13,200	Exxon Mobil Corp.	942,744
25,825	Hess Corp.	1,094,980
14,450	Marathon Oil Corp.	1,248,480
17,510	Valero Energy Corp.	916,298
		6,868,674
	Pharmaceuticals — 3.5%
7,710	Eli Lilly & Co.	431,837
53,415	King Pharmaceuticals, Inc.[1]	893,633
26,640	Merck & Co., Inc.[2]	1,209,989
21,115	Wyeth	1,077,498
		3,612,957

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Shares		Value
COMMON STOCKS[t] — (Continued)
	REIT — 2.0%
21,510	Hospitality Properties Trust	$1,042,375
21,805	Istar Financial, Inc.	1,010,226
		2,052,601
	Semiconductors & Semiconductor Equipment — 3.9%
58,435	Altera Corp.[1]	1,077,542
30,460	Analog Devices, Inc.	969,237
47,870	Intel Corp.	1,021,546
32,790	Texas Instruments, Inc.	989,602
		4,057,927
	Software — 1.6%
38,900	Microsoft Corp.	1,116,815
29,420	Oracle Corp.[1]	543,387
		1,660,202
	Specialty Retail — 4.1%
10,255	Abercrombie & Fitch Co. - Class A	786,046
29,290	American Eagle Outfitters, Inc.	1,341,482
9,090	Autozone, Inc.[1]	1,018,080
25,000	Staples, Inc.	644,750
16,960	TJX Cos., Inc. (The)	490,992
		4,281,350
	Textiles, Apparel & Luxury Goods — 1.0%
11,225	Nike, Inc. - Class B	1,031,353
	Thrifts & Mortgage Finance — 0.9%
11,145	IndyMac Bancorp, Inc.[2]	506,540
10,325	PMI Group, Inc. (The)	440,361
		946,901
	Tobacco — 1.4%
16,950	Carolina Group	980,049
8,350	Reynolds American, Inc.[2]	527,386
		1,507,435
	TOTAL COMMON STOCKS (Cost $90,792,811)	103,489,351

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Face Amount		Value
REPURCHASE AGREEMENT — 1.8%
$1,858,420	With Investors Bank & Trust Co., dated 10/31/06, 4.75%, principal and interest in the amount of $1,858,665, due 11/01/06, (collateralized by SBA #506401 with a par value of $1,825,972 coupon rate of 8.125%, due 09/25/23, market value of $1,951,341)	$1,858,420
	TOTAL REPURCHASE AGREEMENT (Cost $1,858,420)	1,858,420
INVESTMENTS OF SECURITY LENDING COLLATERAL — 9.7%
334,398	Abbey National PLC, Eurodollar Term, 5.28%, due 12/1/06	334,398
334,398	Australia & New Zealand Banking Group, Ltd., Eurodollar Term, 5.28%, due 12/19/06	334,398
417,997	BancoBilbao Vizcaya Argentaria SA, Eurodollar Term, 5.31%, due 1/3/07	417,997
417,997	Bank of America, Bank Note, 5.30%, due 11/20/06	417,997
417,997	Bank of Montreal, Eurodollar Term, 5.28%, due 12/4/06	417,997
417,997	Bank of Nova Scotia, Eurodollar Term, 5.27%, due 11/13/06	417,997
417,997	Barclays, Eurodollar Term, 5.305%, due 11/21/06	417,997
250,798	Barton Capital LLC, Commercial Paper, 5.268%, due 11/2/06	250,798
195,516	BGI Institutional Money Market Fund	195,516
417,997	BNP Paribas, Eurodollar Term, 5.28%, due 12/15/06	417,997
417,997	Canadian Imperial Bank of Commerce, Eurodollar Term, 5.28%, due 11/29/06	417,997
334,398	Charta LLC, Commercial Paper, 5.314%, due 11/1/06	334,398
250,798	Ciesco LLC, Commercial Paper, 5.29%, due 11/16/06	250,798
250,798	Compass Securitization, Commercial Paper, 5.292%, due 11/29/06	250,798
417,997	Credit Suisse First Boston Corporation, Eurodollar Term, 5.31%, due 11/13/06	417,997
334,398	First Tennessee National Corporation, Eurodollar Term, 5.29%, due 12/18/06	334,398
417,997	Fortis Bank, Eurodollar Term, 5.30%, due 11/20/06	417,997

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2006

Face Amount		Value
INVESTMENTS OF SECURITY LENDING COLLATERAL — (Continued)
$250,798	Jupiter Securitization Corp., Commercial Paper, 5.284%, due 11/6/06	$250,798
417,997	Liberty Street, Commercial Paper, 5.284%, due 11/13/06	417,997
417,997	Merrill Lynch & Co., Inc., Repurchase Agreement, 5.303%, due 11/1/06	417,997
417,997	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 5.303%, due 11/1/06	417,997
417,997	National Australia Bank, Eurodollar Overnight, 5.29%, due 11/1/06	417,997
417,997	Royal Bank of Canada, Eurodollar Term, 5.30%, due 11/17/06	417,997
250,798	Sheffield Receivables Corp., Commercial Paper, 5.296%, due 11/28/06	250,798
417,997	Skandinaviska Enskilda Banken AB, Eurodollar Term, 5.30%, due 11/20/06	417,997
417,997	Societe Generale, Eurodollar Term, 5.28%, due 12/4/06	417,997
381,294	Svenska Handelsbanken, Eurodollar Overnight, 5.30%, due 11/1/06	381,294
250,798	Yorktown Capital LLC, Commercial Paper, 5.292%, due 11/15/06	250,798
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $10,107,142)	10,107,142

TOTAL INVESTMENTS (Cost $102,758,373)[3]	110.7%	$115,454,913
LIABILITIES IN EXCESS OF OTHER ASSETS	(10.7)	(11,183,659)
NET ASSETS	100.0%	$104,271,254

t  Percentages indicated are based on net assets.

1  Non-income producing security.

2  Securities or partial securities on loan. See Note 5.

3  Aggregate cost for federal tax purposes was $102,750,801.

Abbreviations:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

SBA — Small Business Administration

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
INDUSTRY DIVERSIFICATION

On October 31, 2006, industry diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
INDUSTRIES:
Capital Markets	7.0%	$7,311,316
Oil, Gas & Consumable Fuels	6.6	6,868,674
Health Care Providers & Services	6.2	6,506,191
Machinery	5.1	5,284,874
Insurance	4.3	4,473,354
Specialty Retail	4.1	4,281,350
Semiconductors & Semiconductor Equipment	3.9	4,057,927
Diversified Financial Services	3.9	4,057,684
Food & Staples Retailing	3.5	3,644,344
Pharmaceuticals	3.5	3,612,957
Energy Equipment & Services	3.3	3,420,690
Computers & Peripherals	3.2	3,364,377
Aerospace & Defense	3.2	3,340,209
Multiline Retail	3.0	3,127,106
Food Products	2.8	2,892,591
Metals & Mining	2.7	2,803,193
Electronic Equipment & Instruments	2.0	2,092,392
REIT	2.0	2,052,601
Diversified Telecommunication Services	2.0	2,051,122
Independent Power Producers & Energy Traders	1.8	1,879,363
Commercial Banks	1.8	1,860,430
Software	1.6	1,660,202
Health Care Equipment & Supplies	1.5	1,560,343
Tobacco	1.4	1,507,435
Air Freight & Logistics	1.3	1,392,043
Life Sciences Tools & Services	1.1	1,195,465
Commercial Services & Supplies	1.1	1,152,323
Consumer Finance	1.1	1,102,808
Office Electronics	1.0	1,074,911
Household Products	1.0	1,072,218
Textiles, Apparel & Luxury Goods	1.0	1,031,353
Communications Equipment	1.0	1,022,134
Electrical Equipment	0.9	991,553
Thrifts & Mortgage Finance	0.9	946,901
Biotechnology	0.9	944,700
Media	0.9	942,384
Beverages	0.9	935,740
Automobiles	0.9	929,936
Gas Utilities	0.9	893,836
Multi-Utilities	0.8	849,642
Household Durables	0.8	818,011
Construction Materials	0.7	781,853
Airlines	0.7	742,783
Hotels, Restaurants & Leisure	0.5	481,641
Internet Software & Services	0.4	476,391
TOTAL COMMON STOCKS	99.2%	$103,489,351
REPURCHASE AGREEMENT	1.8	1,858,420
INVESTMENTS OF SECURITY LENDING COLLATERAL	9.7	10,107,142
TOTAL INVESTMENTS	110.7%	$115,454,913

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2006

Shares		Value
COMMON STOCKS[t] — 99.5%
	Aerospace & Defense — 4.0%
8,555	Lockheed Martin Corp.	$743,686
11,000	United Technologies Corp.	722,920
		1,466,606
	Air Freight & Logistics — 1.9%
6,215	FedEx Corp.	711,866
	Beverages — 1.3%
9,870	Coca-Cola Co. (The)	461,126
	Biotechnology — 4.5%
9,500	Amgen, Inc.[1]	721,145
4,825	Biogen Idec, Inc.[1]	229,670
22,350	ImClone Systems, Inc.[1]	699,331
		1,650,146
	Capital Markets — 3.8%
3,950	Goldman Sachs Capital, Inc.	749,670
13,005	Nuveen Investments, Inc. - Class A	641,147
		1,390,817
	Commercial Services & Supplies — 1.7%
4,210	Dun & Bradstreet Corp.[1]	325,180
8,400	Robert Half International, Inc.	307,020
		632,200
	Communications Equipment — 1.7%
27,680	Motorola, Inc.	638,301
	Computers & Peripherals — 8.2%
9,425	Apple Computer, Inc.[1]	764,179
14,025	EMC Corp.[1]	171,806
18,535	Hewlett-Packard Co.	718,046
8,755	International Business Machines Corp.	808,349
30,005	Western Digital Corp.[1]	548,491
		3,010,871
	Consumer Finance — 2.4%
13,335	First Marblehead Corp. (The)	899,446
	Electronic Equipment & Instruments — 1.9%
10,920	CDW Corp.	717,116

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Shares		Value
COMMON STOCKS[t] — (Continued)
	Energy Equipment & Services — 5.5%
18,000	BJ Services Co.	$542,880
13,835	ENSCO International, Inc.	677,500
15,915	Tidewater, Inc.	791,453
		2,011,833
	Food & Staples Retailing — 1.5%
17,235	CVS Corp.	540,834
	Health Care Equipment & Supplies — 1.1%
5,820	Becton Dickinson & Co.	407,575
	Health Care Providers & Services — 4.5%
16,790	Aetna, Inc.	692,084
8,600	Express Scripts, Inc.[1]	547,992
8,960	Manor Care, Inc.	429,990
		1,670,066
	Health Care Technology — 0.8%
10,310	IMS Health, Inc.	287,134
	Hotels, Restaurants & Leisure — 0.9%
7,880	Darden Restaurants, Inc.	330,172
	Household Durables — 0.9%
575	NVR, Inc.[1]	322,863
	Household Products — 2.2%
10,150	Energizer Holdings, Inc.[1]	793,223
	Independent Power Producers & Energy Traders — 1.7%
9,815	TXU Corp.	619,621
	Insurance — 0.9%
5,195	American International Group, Inc.	348,948
	Internet Software & Services — 2.0%
1,565	Google, Inc. - Class A1	745,550
	Machinery — 6.5%
5,795	Cummins, Inc.	735,849
5,165	Danaher Corp.	370,692
11,705	Illinois Tool Works, Inc.	561,021
8,790	Parker Hannifin Corp.	735,108
		2,402,670
	Media — 2.0%
12,690	Disney (Walt) Co.	399,227
3,440	Omnicom Group, Inc.	348,988
		748,215

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Shares		Value
COMMON STOCKS[t] — (Continued)
	Metals & Mining — 2.9%
9,325	Alcoa, Inc.	$269,586
15,360	Southern Copper Corp.	789,197
		1,058,783
	Multiline Retail — 5.1%
12,360	Family Dollar Stores, Inc.	364,002
10,225	J.C. Penney Co., Inc. (Holding Co.)	769,227
5,095	Kohl's Corp.[1]	359,707
8,070	Nordstrom, Inc.	382,115
		1,875,051
	Personal Products — 1.4%
12,645	Estee Lauder Companies - Class A	510,732
	Pharmaceuticals — 7.3%
11,580	Eli Lilly & Co.	648,596
13,570	Forest Laboratories, Inc.[1]	664,116
15,100	Merck & Co., Inc.	685,842
13,235	Wyeth	675,382
		2,673,936
	Road & Rail — 1.8%
8,540	Burlington Northern Santa Fe Corp.	662,106
	Semiconductors & Semiconductor Equipment — 6.2%
20,475	Altera Corp.[1]	377,559
16,200	Applied Materials, Inc.	281,718
6,585	Kla-Tencor Corp.	323,784
7,515	Maxim Integrated Products, Inc.	225,525
15,725	National Semiconductor Corp.	381,960
24,515	Novellus Systems Inc.[1]	677,840
		2,268,386
	Software — 4.9%
10,165	Autodesk, Inc.[1]	373,564
44,770	BEA Systems, Inc.[1]	728,408
38,810	Oracle Corp.[1]	716,821
		1,818,793
	Specialty Retail — 4.0%
4,340	Abercrombie & Fitch Co. - Class A	332,661
12,625	American Eagle Outfitters, Inc.	578,225
1,620	Autozone, Inc.[1]	181,440
7,026	Circuit City Stores, Inc.	189,561
6,045	TJX Cos., Inc. (The)	175,003
		1,456,890

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2006

Shares/ Face Amount		Value
COMMON STOCKS[t] — (Continued)
	Textiles, Apparel & Luxury Goods — 0.5%
2,545	Polo Ralph Lauren Corp.	$180,695
	Tobacco — 3.5%
5,900	Altria Group, Inc.	479,847
15,275	UST, Inc.	818,129
		1,297,976
	TOTAL COMMON STOCKS (Cost $31,955,798)	36,610,547
REPURCHASE AGREEMENT — 1.1%
$397,810	With Investors Bank & Trust Co., dated 10/31/06, 4.75%, principal and interest in the amount of $397,863, due 11/01/06, (collateralized by SBA #504278 with a par value of $392,159, coupon rate of 7.865%, due 10/25/23, market value of $417,701)	397,810
	TOTAL REPURCHASE AGREEMENT (Cost $397,810)	397,810

TOTAL INVESTMENTS (Cost $32,353,608)[2]	100.6%	$37,008,357
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.6)	(203,428)
NET ASSETS	100.0%	$36,804,929

t  Percentages indicated are based on net assets.

1  Non-income producing security.

2  Aggregate cost for federal tax purposes was $32,354,824.

Abbreviation:

SBA — Small Business Administration

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
INDUSTRY DIVERSIFICATION

On October 31, 2006, industry diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
INDUSTRIES:
Computers & Peripherals	8.2%	$3,010,871
Pharmaceuticals	7.3	2,673,936
Machinery	6.5	2,402,670
Semiconductors & Semiconductor Equipment	6.2	2,268,386
Energy Equipment & Services	5.5	2,011,833
Multiline Retail	5.1	1,875,051
Software	4.9	1,818,793
Health Care Providers & Services	4.5	1,670,066
Biotechnology	4.5	1,650,146
Aerospace & Defense	4.0	1,466,606
Specialty Retail	4.0	1,456,890
Capital Markets	3.8	1,390,817
Tobacco	3.5	1,297,976
Metals & Mining	2.9	1,058,783
Consumer Finance	2.4	899,446
Household Products	2.2	793,223
Media	2.0	748,215
Internet Software & Services	2.0	745,550
Electronic Equipment & Instruments	1.9	717,116
Air Freight & Logistics	1.9	711,866
Road & Rail	1.8	662,106
Communications Equipment	1.7	638,301
Commercial Services & Supplies	1.7	632,200
Independent Power Producers & Energy Traders	1.7	619,621
Food & Staples Retailing	1.5	540,834
Personal Products	1.4	510,732
Beverages	1.3	461,126
Health Care Equipment & Supplies	1.1	407,575
Insurance	0.9	348,948
Hotels, Restaurants & Leisure	0.9	330,172
Household Durables	0.9	322,863
Health Care Technology	0.8	287,134
Textiles, Apparel & Luxury Goods	0.5	180,695
TOTAL COMMON STOCKS	99.5%	$36,610,547
REPURCHASE AGREEMENT	1.1	397,810
TOTAL INVESTMENTS	100.6%	$37,008,357

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Absolute Return Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2006

Shares		Value
COMMON STOCKS[t] — 91.0%
	Aerospace & Defense — 2.3%
1,860	Lockheed Martin Corp.[2]	$161,690
1,985	Northrop Grumman Corp.[2]	131,784
3,320	Raytheon Co.[2]	165,834
		459,308
	Air Freight & Logistics — 1.0%
1,660	FedEx Corp.[2]	190,136
	Building Products — 1.2%
3,286	PW Eagle, Inc.[2]	116,554
2,490	Universal Forest Products, Inc.	112,996
		229,550
	Capital Markets — 3.9%
1,135	Bear Stearns Cos., Inc.[2]	171,782
935	Goldman Sachs Capital, Inc.[2]	177,454
5,210	Knight Capital Group, Inc. - Class A1,2	97,166
2,165	Lehman Brothers Holdings, Inc.[2]	168,524
2,190	Morgan Stanley[2]	167,382
		782,308
	Commercial Banks — 0.8%
4,280	Regions Financial Corp.[2]	162,426
	Commercial Services & Supplies — 0.9%
2,605	Manpower, Inc.[2]	176,541
	Communications Equipment — 4.0%
16,805	Andrew Corp.[1,2]	155,614
4,860	Commscope, Inc.[1,2]	155,083
3,465	Harris Corp.[2]	147,609
6,455	Motorola, Inc.[2]	148,852
17,975	UTStarcom, Inc.[1,2]	193,591
		800,749
	Computers & Peripherals — 2.6%
4,440	Hewlett-Packard Co.[2]	172,006
1,935	International Business Machines Corp.[2]	178,659
2,710	Lexmark International, Inc.[1,2]	172,329
		522,994
	Consumer Finance — 0.8%
2,300	First Marblehead Corp. (The)[2]	155,135

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Absolute Return Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Shares		Value
COMMON STOCKS[t] — (Continued)
	Diversified Financial Services — 1.6%
2,955	Bank of America Corp.[2]	$159,186
3,360	J.P. Morgan Chase & Co.[2]	159,398
		318,584
	Electronic Equipment & Instruments — 8.2%
15,150	Aeroflex, Inc.[1,2]	163,620
2,775	Anixter International, Inc.[1,2]	165,834
5,895	Arrow Electronics, Inc.[1,2]	175,966
8,200	Avnet, Inc.[1,2]	194,176
8,900	Avx Corp.[2]	140,264
5,475	Jabil Circuit, Inc.[2]	157,187
5,235	Technitrol, Inc.[2]	132,027
5,645	Tektronix, Inc.[2]	171,439
13,470	TTM Technologies, Inc.[1,2]	163,660
11,640	Vishay Intertechnology, Inc.[1,2]	157,024
		1,621,197
	Energy Equipment & Services — 8.8%
2,340	Baker Hughes, Inc.[2]	161,577
5,360	BJ Services Co.[2]	161,658
5,235	Global Industries, Ltd.[1,2]	86,901
4,225	Grant Prideco, Inc.[1,2]	159,578
5,490	Halliburton Co.[2]	177,601
7,010	Helmerich & Payne, Inc.[2]	167,889
5,800	Oil States International, Inc.[1,2]	168,432
6,670	Patterson-UTI Energy Inc.[2]	154,744
12,575	Pioneer Drilling Co.[1,2]	165,110
4,120	Smith International, Inc.[2]	162,658
3,540	Tidewater, Inc.[2]	176,044
		1,742,192
	Food & Staples Retailing — 2.8%
3,170	Costco Wholesale Corp.[2]	169,215
2,840	CVS Corp.[2]	89,119
6,860	Kroger Co. (The)[2]	154,281
3,410	Longs Drug Stores Corp.[2]	146,766
		559,381
	Food Products — 0.8%
4,200	Archer-Daniels-Midland Co.[2]	161,700

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Absolute Return Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Shares		Value
COMMON STOCKS[t] — (Continued)
	Health Care Providers & Services — 3.5%
2,315	Aetna, Inc.[2]	$95,424
1,360	CIGNA Corp.[2]	159,093
1,845	McKesson Corp.[2]	92,416
3,230	UnitedHealth Group, Inc.[2]	157,559
2,420	WellPoint, Inc.[1,2]	184,694
		689,186
	Hotels, Restaurants & Leisure — 2.5%
3,920	Brinker International, Inc.[2]	182,006
3,705	Darden Restaurants, Inc.[2]	155,239
2,950	Jack In The Box, Inc.[1,2]	165,525
		502,770
	Insurance — 3.2%
1,920	AMBAC Financial Group, Inc.[2]	160,301
3,360	American Financial Group, Inc.[2]	160,810
3,035	Chubb Corp.[2]	161,310
1,805	Hartford Financial Services Group, Inc.[2]	157,342
		639,763
	Internet Software & Services — 0.5%
6,695	United Online, Inc.[2]	90,516
	IT Services — 3.0%
3,300	Computer Sciences Corp.[1,2]	174,405
6,535	Electronic Data Systems Corp.[2]	165,532
3,090	First Data Corp.[2]	74,933
6,860	Sabre Holdings Corp.[2]	174,381
		589,251
	Life Sciences Tools & Services — 2.0%
5,525	Applera Corp. - Applied Biosystems Group[2]	206,083
4,105	Varian, Inc.[1,2]	192,483
		398,566
	Machinery — 4.2%
1,345	Cummins, Inc.[2]	170,788
2,290	Eaton Corp.[2]	165,865
2,895	Freightcar America, Inc.[2]	153,927
4,455	Mueller Industries, Inc.[2]	163,365
2,025	Parker Hannifin Corp.[2]	169,351
		823,296

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Absolute Return Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Shares		Value
COMMON STOCKS[t] — (Continued)
	Media — 4.1%
5,565	CBS Corp. - Class B2	$161,051
5,105	Disney (Walt) Co.[2]	160,603
1,885	Liberty Media Hold Corp. - Class A1,2	167,878
1,690	Omnicom Group, Inc.[2]	171,451
7,870	Time Warner, Inc.[2]	157,479
		818,462
	Metals & Mining — 0.7%
2,180	United States Steel Corp.[2]	147,368
	Multiline Retail — 3.4%
3,705	Federated Department Stores[2]	162,687
2,300	J.C. Penney Co., Inc. (Holding Co.)[2]	173,029
2,400	Kohl's Corp.[1,2]	169,440
995	Sears Holdings Corp.[1,2]	173,598
		678,754
	Office Electronics — 0.9%
10,300	Xerox Corp.[1,2]	175,100
	Oil, Gas & Consumable Fuels — 5.9%
5,485	Chesapeake Energy Corp.[2]	177,933
2,685	ConocoPhillips[2]	161,744
2,355	Exxon Mobil Corp.[2]	168,194
3,770	Hess Corp.[2]	159,848
2,075	Marathon Oil Corp.[2]	179,280
2	Petroleum Development Corp.[1]	92
2,510	Sunoco, Inc.[2]	165,986
3,090	Valero Energy Corp.[2]	161,700
		1,174,777
	Pharmaceuticals — 5.5%
2,835	Johnson & Johnson[2]	191,079
10,845	King Pharmaceuticals, Inc.[1,2]	181,437
3,740	Merck & Co., Inc.[2]	169,871
6,690	Pfizer, Inc.[2]	178,289
8,355	Schering-Plough Corp.[2]	184,980
3,565	Wyeth[2]	181,922
		1,087,578

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Absolute Return Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Shares/ Face Amount		Value
COMMON STOCKS[t] — (Continued)
	REIT — 4.2%
3,320	Hospitality Properties Trust[2]	$160,887
3,755	Istar Financial, Inc.[2]	173,969
3,000	Mack-Cali Realty Corp.[2]	158,700
4,038	New Century Financial Corp.[2]	159,016
4,230	Rayonier, Inc.[2]	173,388
		825,960
	Road & Rail — 0.8%
3,895	Arkansas Best Corp.[2]	159,617
	Semiconductors & Semiconductor Equipment — 2.0%
3,820	Kla-Tencor Corp.[2]	187,829
12,370	Omnivision Technologies, Inc.[1,2]	203,115
		390,944
	Specialty Retail — 2.7%
4,410	AnnTaylor Stores Corp.[1,2]	194,128
4,470	Office Depot, Inc.[1,2]	187,695
5,545	TJX Cos., Inc. (The)[2]	160,528
		542,351
	Thrifts & Mortgage Finance — 2.2%
5,930	Bankunited Financial Corp. - Class A2	159,932
3,590	PMI Group, Inc. (The)[2]	153,114
2,230	Radian Group Inc.[2]	118,859
		431,905
	TOTAL COMMON STOCKS (Cost $17,593,513)	18,048,365
REPURCHASE AGREEMENT — 7.6%
$1,516,392	With Investors Bank & Trust Co., dated 10/31/06, 4.75%, principal and interest in the amount of $1,516,592, due 11/01/06, (collateralized by SBA #505623 with a par value of $1,477,283, coupon rate of 8.125%, due 10/25/26, market value of $1,592,212)	1,516,392
	TOTAL REPURCHASE AGREEMENT (Cost $1,516,392)	1,516,392
TOTAL LONG INVESTMENTS (Cost $19,109,905)	98.6%	$19,564,757

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Absolute Return Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Shares		Value
COMMON STOCKS SOLD SHORT[t] — (66.1)%
	Aerospace & Defense — (1.8)%
(14,928)	Gencorp, Inc.[1]	$(195,557)
(10,200)	Hexcel Corp.[1]	(165,138)
		(360,695)
	Biotechnology — (3.1)%
(5,085)	Alexion Pharmaceuticals, Inc.[1]	(189,976)
(4,417)	Amylin Pharmaceuticals, Inc.[1]	(194,171)
(5,749)	Vertex Pharmaceuticals, Inc.[1]	(233,409)
		(617,556)
	Capital Markets — (4.1)%
(5,990)	Calamos Asset Management, Inc. - Class A	(175,028)
(6,841)	Eaton Vance Corp.	(212,345)
(5,848)	Federated Investors, Inc. - Class B	(200,528)
(3,259)	Piper Jaffray Cos.[1]	(225,360)
		(813,261)
	Chemicals — (1.0)%
(4,564)	Monsanto Co.	(201,820)
	Commercial Banks — (2.1)%
(7,482)	Boston Private Financial Holdings, Inc.	(206,802)
(4,177)	Wintrust Financial Corp.	(201,582)
		(408,384)
	Communications Equipment — (2.9)%
(12,580)	Comtech Group, Inc.[1]	(212,350)
(8,063)	Corning, Inc.[1]	(164,727)
(3,044)	F5 Networks, Inc.[1]	(201,482)
		(578,559)
	Consumer Finance — (1.0)%
(6,807)	Nelnet, Inc. - Class A1	(200,398)
	Diversified Financial Services — (1.0)%
(5,396)	Nasdaq Stock Market, Inc.[1]	(192,799)
	Electrical Equipment — (2.1)%
(8,838)	American Power Conversion Corp.	(267,173)
(3,998)	Energy Conversion Devices, Inc.[1]	(147,086)
		(414,259)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Absolute Return Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Shares		Value
COMMON STOCKS SOLD SHORT[t] — (Continued)
	Electronic Equipment & Instruments — (1.8)%
(12,457)	Cogent, Inc.[1]	$(143,255)
(9,216)	Daktronics, Inc.	(218,511)
		(361,766)
	Energy Equipment & Services — (1.9)%
(10,295)	Dresser-Rand Group, Inc.[1]	(223,299)
(2,470)	National Oilwell Varco, Inc.[1]	(149,188)
		(372,487)
	Food & Staples Retailing — (2.1)%
(7,009)	Performance Food Group, Co.[1]	(203,752)
(3,278)	Whole Foods Market, Inc.	(209,268)
		(413,020)
	Food Products — (1.0)%
(13,591)	Tyson Foods, Inc. - Class A	(196,390)
	Hotels, Restaurants & Leisure — (2.9)%
(3,768)	Aztar Corp.[1]	(201,852)
(4,416)	Gaylord Entertainment Co.[1]	(205,521)
(2,821)	Station Casinos, Inc.	(170,106)
		(577,479)
	Insurance — (1.0)%
(5,098)	National Financial Partners Corp.	(200,861)
	Internet & Catalog Retail — (1.0)%
(5,189)	Amazon.Com, Inc.[1]	(197,649)
	Internet Software & Services — (2.2)%
(3,248)	Equinix, Inc.[1]	(222,163)
(8,515)	Knot, Inc. (the)[1]	(204,105)
		(426,268)
	IT Services — (1.1)%
(7,685)	Wright Express Corp.[1]	(210,338)
	Machinery — (2.6)%
(4,468)	Esco Technologies, Inc.[1]	(194,001)
(14,628)	Flow International Corp.[1]	(172,318)
(2,962)	Flowserve Corp.[1]	(156,986)
		(523,305)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Absolute Return Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Shares		Value
COMMON STOCKS SOLD SHORT[t] — (Continued)
	Media — (4.0)%
(5,290)	Arbitron, Inc.	$(222,180)
(5,921)	Dow Jones & Co, Inc.	(207,768)
(3,709)	Lamar Advertising Co.[1]	(213,935)
(4,028)	Viacom, Inc. - Class B1	(156,770)
		(800,653)
	Multiline Retail — (1.0)%
(12,052)	Retail Ventures, Inc.[1]	(206,330)
	Oil, Gas & Consumable Fuels — (12.6)%
(4,912)	ATP Oil & Gas Corp.[1]	(211,167)
(7,734)	Bill Barrett Corp.[1]	(220,651)
(7,067)	Carrizo Oil & Gas, Inc.[1]	(201,834)
(6,213)	Cheniere Energy, Inc.[1]	(163,526)
(8,686)	CNX Gas Corp.[1]	(227,139)
(7,266)	Denbury Resources, Inc.[1]	(208,825)
(15,212)	El Paso Corp.	(208,404)
(7,495)	Energy Partners, Ltd.[1]	(183,103)
(6,773)	Goodrich Petroleum Corp.[1]	(231,704)
(10,532)	Parallel Petroleum Corp.[1]	(213,273)
(4,852)	Plains Exploration & Product Co.[1]	(205,191)
(6,179)	Southwestern Energy Co.[1]	(219,849)
		(2,494,666)
	Pharmaceuticals — (1.0)%
(3,998)	Sepracor, Inc.[1]	(206,936)
	REIT — (2.9)%
(4,093)	General Growth Properties, Inc.	(212,427)
(3,623)	Global Signal, Inc.	(196,729)
(4,952)	United Dominion Realty Trust	(160,296)
		(569,452)
	Semiconductors & Semiconductor Equipment — (1.0)%
(5,855)	Tessera Technologies, Inc.[1]	(204,398)
	Software — (3.9)%
(4,556)	ANSYS, Inc.[1]	(209,576)
(8,070)	Net 1 UEPS Technologies, Inc.[1]	(198,764)
(21,375)	Opsware, Inc.[1]	(194,299)
(3,920)	Quality Systems, Inc.	(166,365)
		(769,004)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Absolute Return Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2006

Shares		Value
COMMON STOCKS SOLD SHORT[t] — (Continued)
	Thrifts & Mortgage Finance — (2.0)%
(14,834)	Bankatlantic Bancorp, Inc. - Class A	$(194,325)
(4,785)	MAF Bancorp, Inc.	(206,186)
		(400,511)
	Trading Companies & Distributors — (1.0)%
(4,763)	Fastenal Co.	(191,663)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $12,644,972)	(13,110,907)

TOTAL SHORT INVESTMENTS (Proceeds $12,644,972)	(66.1)%	$(13,110,907)
TOTAL INVESTMENTS (Cost $6,464,933)[3]	32.5	$6,453,850
OTHER ASSETS IN EXCESS OF LIABILITIES	67.5	13,390,260
NET ASSETS	100.0%	$19,844,110

t  Percentages indicated are based on net assets.

1  Non-income producing security.

2  All or a portion of security pledged as collateral for securities sold short.

3  Aggregate cost for federal tax purposes was $19,109,370.

Abbreviation:

REIT — Real Estate Investment Trust

SBA — Small Business Administration

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Absolute Return Portfolio
INDUSTRY DIVERSIFICATION

On October 31, 2006, industry diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
INDUSTRIES:
Long Positions:
Energy Equipment & Services	8.8%	1,742,192
Electronic Equipment & Instruments	8.2	1,621,197
Oil, Gas & Consumable Fuels	5.9	1,174,777
Pharmaceuticals	5.5	1,087,578
REIT	4.2	825,960
Machinery	4.2	823,296
Media	4.1	818,462
Communications Equipment	4.0	800,749
Capital Markets	3.9	782,308
Health Care Providers & Services	3.5	689,186
Multiline Retail	3.4	678,754
Insurance	3.2	639,763
IT Services	3.0	589,251
Food & Staples Retailing	2.8	559,381
Specialty Retail	2.7	542,351
Computers & Peripherals	2.6	522,994
Hotels, Restaurants & Leisure	2.5	502,770
Aerospace & Defense	2.3	459,308
Thrifts & Mortgage Finance	2.2	431,905
Life Sciences Tools & Services	2.0	398,566
Semiconductors & Semiconductor Equipment	2.0	390,944
Diversified Financial Services	1.6	318,584
Building Products	1.2	229,550
Air Freight & Logistics	1.0	190,136
Commercial Services & Supplies	0.9	176,541
Office Electronics	0.9	175,100
Commercial Banks	0.8	162,426
Food Products	0.8	161,700
Road & Rail	0.8	159,617
Consumer Finance	0.8	155,135
Metals & Mining	0.7	147,368
Internet Software & Services	0.5	90,516
Short Positions:
Trading Companies & Distributors	(1.0)	(191,663)
Diversified Financial Services	(1.0)	(192,799)
Food Products	(1.0)	(196,390)
Internet & Catalog Retail	(1.0)	(197,649)
Consumer Finance	(1.0)	(200,398)
Insurance	(1.0)	(200,861)
Chemicals	(1.0)	(201,820)
Semiconductors & Semiconductor Equipment	(1.0)	(204,398)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Absolute Return Portfolio
INDUSTRY DIVERSIFICATION — (Continued)

On October 31, 2006, industry diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
Multiline Retail	(1.0)%	(206,330)
Pharmaceuticals	(1.0)	(206,936)
IT Services	(1.1)	(210,338)
Aerospace & Defense	(1.8)	(360,695)
Electronic Equipment & Instruments	(1.8)	(361,766)
Energy Equipment & Services	(1.9)	(372,487)
Thrifts & Mortgage Finance	(2.0)	(400,511)
Commercial Banks	(2.1)	(408,384)
Food & Staples Retailing	(2.1)	(413,020)
Electrical Equipment	(2.1)	(414,259)
Internet Software & Services	(2.2)	(426,268)
Machinery	(2.6)	(523,305)
REIT	(2.9)	(569,452)
Hotels, Restaurants & Leisure	(2.9)	(577,479)
Communications Equipment	(2.9)	(578,559)
Biotechnology	(3.1)	(617,556)
Software	(3.9)	(769,004)
Media	(4.0)	(800,653)
Capital Markets	(4.1)	(813,261)
Oil, Gas & Consumable Fuels	(12.6)	(2,494,666)
TOTAL COMMON STOCKS	24.9%	$4,937,458
REPURCHASE AGREEMENT	7.60	1,516,392
TOTAL INVESTMENTS	32.50%	$6,453,850

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Notes to Financial Statements

1. Organization and Significant Accounting Policies

The Glenmede Fund, Inc. (the "Fund") consists of thirteen portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the International Portfolio, the Philadelphia International Fund, the U.S. Emerging Growth Portfolio, the Large Cap 100 Portfolio, the Large Cap Growth Portfolio, the Absolute Return Portfolio and the Total Market Long/Short Portfolio (each, a "Portfolio" and collectively, the "Portfolios"). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. The Absolute Return Portfolio commenced operations on September 29, 2006. The Total Market Long/Short Portfolio commenced operations on December 21, 2006.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Valuation of Securities: As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash and Tax-Exempt Cash Portfolios are valued by the "amortized cost" method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

Equity securities listed on a United States ("US") securities exchange for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange's regular trading hours on the day the valuation is made. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price ("NOCP"). Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price. Securities listed on a foreign exchange and unlisted foreign securities are valued at the last quoted sales price available before the time when assets are valued.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price is used. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula, when the Portfolio's investment advisor believes such prices reflect the fair market value of such securities. Debt securities purchased by non-money market Portfolios with

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

remaining maturities of 60 days or less are valued at amortized cost. Securities with remaining maturities exceeding 60 days are valued at their market or fair value until the 61st day prior to maturity and are valued at amortized cost, thereafter.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the "Board").

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to collect the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio's investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

Forward Foreign Currency Contracts: The International Portfolio, Philadelphia International Fund and Absolute Return Portfolio may enter into forward foreign exchange contracts to hedge currency risk of securities denominated in a foreign currency. Forward foreign exchange contracts are valued at the forward rate and marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no contracts open as of October 31, 2006.

Foreign Currency Translation: The books and records of each Portfolio are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, International Portfolio, Philadelphia International Fund, Absolute Return Portfolio and Total Market Long/Short Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of US companies and the US Government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable US companies and the US Government. This is particularly true with respect to emerging markets in developing countries.

Reverse Repurchase Agreements: The Government Cash Portfolio, Core Fixed Income Portfolio, Absolute Return Portfolio and Total Market Long/Short Portfolio may enter into reverse repurchase agreements. Under the terms of a reverse repurchase agreement, the Portfolio sells a security subject to an obligation to repurchase the security from the buyer at a later date and price thereby determining the yield during the buyer's holding period. The use of reverse repurchase agreements involves certain risks in that the securities acquired by a Portfolio with the proceeds of such an agreement may decline in value, although the Portfolio is obligated to repay the proceeds. In addition, the market value of the securities sold by a Portfolio may decline below the repurchase price, to which the Portfolio remains committed. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. In entering into reverse repurchase agreements, the Portfolio will maintain cash, US Government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements. Under normal circumstances, the Government Cash Portfolio, the Core Fixed Income Portfolio, Absolute Return Portfolio and Total Market Long/Short Portfolio will not enter into reverse repurchase agreements if entering into such agreements would cause more than one-third of the value of their respective total assets to be subject to such agreements at the time of entering into such agreements. There were no open reverse repurchase agreements as of October 31, 2006.

Interest-Only Securities: The Core Fixed Income Portfolio may invest in interest-only securities, which are the interest portions of "stripped" securities. The holders of interest-only securities receive the interest on the underlying security, but no principal payments. While the timing of the interest receipts is known, the amount of interest to be received is not known.

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Principal-Only Securities: The Core Fixed Income Portfolio may invest in principal-only securities, which are the principal portions of "stripped" securities. The holders of principal-only securities receive the principal on the underlying security, but no interest payments.

Collateralized Mortgage Obligations: The Core Fixed Income Portfolio may invest in collateralized mortgage obligations, which are backed by a pool of mortgages or mortgage-backed securities. The bonds that form collateralized mortgage obligations are grouped into classes, which have different coupon rates or maturities. The principal cash flows of the underlying pool of mortgages are channeled sequentially into each class.

TBA/When-Issued Purchase Commitments: The Core Fixed Income Portfolio and Absolute Return Portfolio may enter into TBA (to be announced)/when-issued purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio's other assets.

Options Transactions: The Strategic Equity Portfolio and Absolute Return Portfolio may purchase or write option contracts to hedge against changes in the value of securities the portfolio owns or expects to own. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a covered call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. There were no option contracts open or outstanding as of October 31, 2006.

Futures: The Absolute Return Portfolio may enter into futures contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of underlying securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no open futures contracts outstanding at October 31, 2006.

Lending of Portfolio Securities: Each Portfolio, using Investors Bank & Trust Company ("IBT") as its lending agent, may loan securities to qualified brokers and

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

dealers in exchange for negotiated lenders' fees. These fees are disclosed as "Income from security lending" in the Statement of Operations, net of expenses retained by IBT as compensation for its services as lending agent. Each applicable Portfolio receives cash collateral, which is invested by the lending agent in short-term money market instruments, in an amount at least equal to the current market value of the loaned securities. Information regarding the value of the securities loaned and the value of the collateral at period end is included in a footnote at the end of each applicable Portfolio's Statement of Assets and Liabilities and Schedule of Portfolio Investments. Although risk is mitigated by the collateral, a Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due.

Swap Agreements: The Absolute Return Portfolio may enter into swap agreements for hedging purposes or to seek to increase total return. In a standard swap transaction, two parties agree to pay or exchange the returns (or differentials in rates of return) earned or realized on particular assets, which may be adjusted for transaction costs, interest payments, dividends paid on the referenced assets or other factors. There were no open swap agreements as of October 31, 2006.

Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the Portfolio will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

Securities Sold Short: The Absolute Return Portfolio and Total Market Long/Short Portfolio may engage in short sales which are sales by the Portfolio of securities which have been borrowed from a third party on the expectation that the market price will drop. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Proceeds received from short sales may be maintained by a broker as collateral. Such proceeds are included in the "Cash collateral on deposit at broker" on the Statement of Assets and Liabilities. The Portfolio is required to maintain a segregated account of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the broker) until the Portfolio replaces a borrowed security. Depending on arrangements made with the broker or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the broker or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of October 31, 2006, the Absolute Return Portfolio had pledged securities in the amount of $15,140,832 and cash in the amount of $13,099,197 to Goldman Sachs & Co as collateral for short sales.

Exchange-traded Funds: The Absolute Return Portfolio may invest in shares of registered investment companies, including exchange-traded funds ("ETFs"). An ETF seeks to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. ETF shares are traded

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

like traditional equity securities on a national securities exchange or NASDAQ National Market System.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon thereafter as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, of the Government Cash and Tax-Exempt Cash Portfolios are declared each day the Portfolios are open for business and are paid monthly. Dividends from net investment income, if any, of the Core Fixed Income Portfolio are declared and paid monthly. Dividends from net investment income, if any, of the Strategic Equity, Small Cap Equity, Large Cap Value, International, Philadelphia International, U.S. Emerging Growth, Large Cap 100, Large Cap Growth, Absolute Return and Total Market Long/Short Portfolios are declared and paid quarterly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code, as amended.

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

Income and Expense Allocation: Expenses which are not readily identifiable to a specific Portfolio are allocated among Portfolios taking into consideration, among other things, the nature and type of expenses and the relative size of the Portfolios. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as shareholder servicing fees, and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class.

Federal Income Taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Income distributions and capital gain distributions are determined in

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for amortized premiums, expired net capital loss carryforwards, redemptions in kind, foreign currency transactions, market discounts, net operating losses and nontaxable dividends.

On October 31, 2006, the tax year end of the Fund, the following Portfolios had available capital loss carryforwards to be utilized in the current period to offset future net capital gains through the indicated expiration dates as follows:

	Expiring October 31,
Portfolio	2007	2008	2009	2010	2011	2012
Government Cash Portfolio	$—	$—	$—	$4,173	$—	$—
Tax-Exempt Cash Portfolio	7,168	—	128,382	—	—	—
Core Fixed Income Portfolio	—	2,650,905	—	—	—	—
U.S. Emerging Growth Portfolio	—	—	1,343,148	427,605	427,605	—
Absolute Return Portfolio	—	—	—	—	—	—

	Expiring October 31,
Portfolio	2013	2014
Government Cash Portfolio	$—	$—
Tax-Exempt Cash Portfolio	—	—
Core Fixed Income Portfolio	—	435,604
U.S. Emerging Growth Portfolio	—	—
Absolute Return Portfolio	—	86,081

As of October 31, 2006, substantially all the losses reflected above for U.S. Emerging Growth Portfolio are subject to certain IRS limitations.

During the year ended October 31, 2006, the following Portfolios utilized capital loss carryforwards of the following:

U.S. Emerging Growth Portfolio	$74,775
Large Cap Growth Portfolio	77,452

As of October 31, 2006, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Tax-exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total* Distributable Earnings
Government Cash Portfolio	$—	$2,874,422	$—	$2,870,249
Tax-Exempt Cash Portfolio	1,947,331	—	—	1,811,781
Core Fixed Income Portfolio	—	759,139	—	(2,117,875)
Strategic Equity Portfolio	—	13,486	—	14,732,312
Small Cap Equity Portfolio	—	—	—	53,798,556

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Portfolio	Undistributed Tax-exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total* Distributable Earnings
Large Cap Value Portfolio	$—	$2,835	$—	$5,671,938
International Portfolio	—	3,980,814	406,570	277,597,007
Philadelphia International Fund	—	4,664,928	178,745	142,847,752
U.S. Emerging Growth Portfolio	—	—	—	2,949,496
Large Cap 100 Portfolio	—	656	—	12,704,768
Large Cap Growth Portfolio	—	—	—	4,653,533
Absolute Return Portfolio	—	38,239	—	(58,390)

* Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation) and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

For the year ended October 31, 2006, Government Cash and Tax-Exempt Cash Portfolios' components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis.

2. Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Glenmede Advisers, Inc. (the "Advisor"), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. ("Glenmede Trust"), serves as investment advisor to the Strategic Equity, Large Cap Value, International, Government Cash, Tax-Exempt Cash, Core Fixed Income, Small Cap Equity, U.S. Emerging Growth, Large Cap 100, Large Cap Growth, Absolute Return and Total Market Long/Short Portfolios, pursuant to investment management agreements with the Fund. Under these agreements, the Advisor manages the Portfolios, subject to the general supervision of the Board.

The Government Cash and Tax-Exempt Cash Portfolios do not pay a management fee for advisory services. Glenmede Trust charges a fee directly to its clients, the investors in the Portfolios are the clients of Glenmede Trust, for fiduciary, trust and/or advisory services. The actual annual fees charged vary dependent on a number of factors, including the particular services provided to the client and are generally 1.25% or less of the clients' assets under management. The Small Cap Equity, Strategic Equity, Large Cap Value, U.S. Emerging Growth, Large Cap 100 and Large Cap Growth Portfolios each pay the Advisor management fees at the annual rate of 0.55% of such Portfolio's average daily net assets. The Core Fixed Income and International Portfolios pay the Advisor management fees at the annual rate of 0.35% and 0.75%, respectively, of such Portfolio's average daily net assets. Prior to August 1, 2005, the Advisor was not entitled to receive any management fees from the Strategic Equity, Large Cap Value, International, Core Fixed Income, Small Cap Equity, U.S. Emerging Growth, Large Cap 100 and Large Cap Growth Portfolios. With respect to the International Portfolio, the Advisor voluntarily waived its management fee prior to January 1, 2006.

The Absolute Return Portfolio and Total Market Long/Short Portfolios pay the Advisor a management fee at the annual rate of 1.20% of such Portfolio's average daily net assets. The Advisor has contractually agreed to waive a portion of its

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

management fees so that after giving effect to such contractual waiver, the management fee will be 0.75%. The Advisor has also contractually agreed to waive an additional portion of its management fees and/or reimburse the Portfolios to the extent that total annual Portfolio operating expenses, as a percentage of the Portfolio's average net assets, exceed 1.25% (excluding short-sale dividends, prime broker interest, brokerage commissions, taxes, interest and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least October 31, 2007. Shareholders of the Portfolios will be notified if the waivers/reimbursements are discontinued after that date.

Philadelphia International Advisors, LP ("PIA"), a limited partnership in which Glenmede Trust is a limited partner, serves as investment advisor to the Philadelphia International Fund. The Philadelphia International Fund pays a management fee to PIA at the annual rate of 0.75% of the Portfolio's average daily net assets. PIA has agreed to waive its fees to the extent necessary to ensure that the Portfolio's total operating expenses do not exceed 1.00% of the Portfolio's average net assets. No management fees were waived for the year ended October 31, 2006.

PIA also serves as investment sub-advisor to the International Portfolio. The Advisor has agreed to pay PIA a fee for its sub-investment services to the International Portfolio, calculated daily and payable monthly, at the annual rate of 0.26% of the Portfolio's average daily net assets. PIA voluntarily waived its sub-advisory fee prior to January 1, 2006.

The Institutional Class of Small Cap Equity Portfolio pays Glenmede Trust a shareholder servicing fee at the annual rate of 0.05% of such Portfolio's average daily net assets. The Government Cash, Tax-Exempt Cash and Core Fixed Income Portfolios each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.10% of such Portfolio's average daily net assets. Strategic Equity, Large Cap Value, Large Cap 100, Large Cap Growth, Absolute Return and Total Market Long/Short Portfolios each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.20% of such Portfolio's average daily net assets. The International, U.S. Emerging Growth Portfolios and the Advisor Class of Small Cap Equity Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.25% of such Portfolio's average daily net assets. The Philadelphia International Fund is not subject to a shareholder servicing plan and, accordingly, pays no shareholder servicing fee. The Advisor, Glenmede Trust and/or PIA may pay additional compensation out of their assets to selected institutions and other persons in connection with selling of shares and/or the servicing of Portfolio shareholders and other accounts managed by the Advisor, Glenmede Trust, or PIA.

IBT serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays IBT a fee based on the combined aggregate average daily net assets of the Portfolios and The Glenmede Portfolios, a registered investment company. The fee is computed daily and paid monthly. IBT is also paid an annual fee plus out-of pocket expenses for the provision of personnel and services related to the Fund's compliance program. The Fund's Chief Compliance Officer holds the position of Senior Director at IBT.

Quasar Distributors, LLC serves as distributor of the Portfolios' shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund.

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

The Fund pays each Board member an annual fee of $24,000 plus $1,250 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings and the Audit Committee Chairman receives an annual fee of $2,000 for his services as Chairman of the Audit Committee. Effective January 1, 2007, the annual fee will increase to $34,000.

Expenses for the year ended October 31, 2006 include legal fees paid to Drinker Biddle & Reath LLP. A partner of the law firm is Secretary of the Fund.

3. Purchases and Sales of Securities

For the year ended October 31, 2006, cost of purchases and proceeds from sales of investment securities other than US Government securities and short-term securities were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$26,075,860	$14,636,743
Strategic Equity Portfolio	69,997,923	74,447,316
Small Cap Equity Portfolio	147,538,853	175,593,184
Large Cap Value Portfolio	50,446,908	34,496,525
International Portfolio	398,853,628	489,433,212
Philadelphia International Fund	456,517,631	364,687,438
U.S. Emerging Growth Portfolio	49,419,114	32,345,226
Large Cap 100 Portfolio	112,836,588	70,187,856
Large Cap Growth Portfolio	47,760,701	31,445,461
Absolute Return Portfolio	20,333,932	15,298,997

For the year ended October 31, 2006, cost of purchases and proceeds from sales of long-term US Government securities were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$466,561,627	$481,921,956

As of October 31, 2006, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Core Fixed Income Portfolio	$1,812,633	$1,603,138	$209,495
Strategic Equity Portfolio	15,169,024	450,198	14,718,826
Small Cap Equity Portfolio	60,870,386	7,071,830	53,798,556
Large Cap Value Portfolio	5,853,182	184,079	5,669,103
International Portfolio	281,765,858	8,569,113	273,196,745
Philadelphia International Fund	141,381,769	3,391,536	137,990,233
U.S. Emerging Growth Portfolio	5,816,647	668,793	5,147,854
Large Cap 100 Portfolio	14,009,855	1,305,743	12,704,112
Large Cap Growth Portfolio	5,140,591	487,058	4,653,533
Absolute Return Portfolio	631,117	641,665	(10,548)

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

4. Common Stock

Since the Government Cash Portfolio and the Tax-Exempt Cash Portfolio have sold shares, issued shares as reinvestments of dividends, and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions. Changes in the capital shares outstanding were as follows:

	Year Ended 10/31/06	Year Ended 10/31/05
Government Cash Portfolio:
Sold	$3,837,388,847	$3,527,623,383
Issued as reinvestment of dividends	109,305	63,389
Redeemed	(3,822,266,956)	(3,378,130,704)
Net increase	$15,231,196	$149,556,068
Tax-Exempt Cash Portfolio:
Sold	$2,250,504,341	$2,028,202,215
Redeemed	(2,096,873,550)	(2,006,659,782)
Net increase	$153,630,791	$21,542,433

	Year Ended 10/31/06		Year Ended 10/31/05
	Shares	Amount	Shares	Amount
Core Fixed Income Portfolio:
Sold	1,946,607	$20,500,143	1,916,315	$20,743,306
Issued as reinvestment of dividends	78,545	823,840	67,008	724,588
Redeemed	(1,684,115)	(17,680,393)	(1,408,020)	(15,265,710)
Net increase	341,037	$3,643,590	575,303	$6,202,184
Strategic Equity Portfolio:
Sold	665,091	$11,874,604	1,179,214	$20,183,218
Issued as reinvestment of dividends	341,160	6,080,483	92,490	1,547,749
Redeemed	(902,316)	(16,183,139)	(688,350)	(11,818,953)
Net increase	103,935	$1,771,948	583,354	$9,912,014
Small Cap Equity Portfolio (Advisor Class):
Sold	934,695	$17,158,384	901,465	$17,289,911
Issued as reinvestment of dividends	2,096,107	34,819,333	1,316,233	21,635,867
Redeemed	(2,332,330)	(43,162,866)	(2,793,735)	(53,445,280)
Redemptions in-kind	(910,552)	(17,000,000)	—	—
Net decrease	(212,080)	$(8,185,149)	(576,037)	$(14,519,502)

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	Year Ended 10/31/06		Year Ended 10/31/05
	Shares	Amount	Shares	Amount
Small Cap Equity Portfolio (Institutional Class):
Sold	—	$—	—	$—
Issued as reinvestment of dividends	11	191	10	170
Redeemed	—	—	—	—
Net increase	11	$191	10	$170
Large Cap Value Portfolio:
Sold	1,974,139	$21,506,039	831,167	$9,155,008
Issued as reinvestment of dividends	217,661	2,415,808	272,644	2,775,160
Redeemed	(425,492)	(4,684,235)	(793,475)	(8,775,258)
Net increase	1,766,308	$19,237,612	310,336	$3,154,910
International Portfolio:
Sold	2,867,069	$58,857,503	11,135,881	$204,387,029
Issued as reinvestment of dividends	5,660,829	110,914,978	4,520,055	79,517,907
Redeemed	(7,302,083)	(150,141,971)	(19,306,736)	(364,450,187)
Redemptions in-kind	—	—	(27,892,008)	(522,738,490)
Net increase (decrease)	1,225,815	$19,630,510	(31,542,808)	$(603,283,741)
Philadelphia International Fund:
Sold	11,015,536	$228,601,786	12,792,450	$222,449,378
Issued as reinvestment of dividends	2,578,058	51,218,930	1,363,126	23,513,067
Redeemed	(5,594,147)	(114,177,502)	(5,955,503)	(103,014,786)
Redemptions in-kind	(19,344,375)	(417,838,495)	—	—
Net increase (decrease)	(11,344,928)	$(252,195,281)	8,200,073	$142,947,659
U.S. Emerging Growth Portfolio:
Sold	3,109,513	$21,728,626	947,286	$5,576,852
Redeemed	(622,748)	(4,402,313)	(12,950,747)	(74,316,964)
Net increase (decrease)	2,486,765	$17,326,313	(12,003,461)	$(68,740,112)
Large Cap 100 Portfolio:
Sold	4,117,094	$50,371,917	2,844,614	$31,537,126
Issued as reinvestment of dividends	120,022	1,562,344	34,509	382,030
Redeemed	(611,789)	(7,556,555)	(236,629)	(2,604,637)
Net increase	3,625,327	$44,377,706	2,642,494	$29,314,519
Large Cap Growth Portfolio:
Sold	1,576,676	$19,177,705	1,001,509	$10,841,504
Issued as reinvestment of dividends	36,994	479,288	86	947
Redeemed	(244,657)	(2,922,098)	(110,875)	(1,185,047)
Net increase	1,369,013	$16,734,895	890,720	$9,657,404

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	Year Ended 10/31/06		Year Ended 10/31/05
	Shares	Amount	Shares	Amount
Absolute Return Portfolio[1]:
Sold	1,985,638	$19,902,500	—	$—
Net increase	1,985,638	$19,902,500	—	$—

1 The Absolute Return Portfolio commenced operations on September 29, 2006.

As of October 31, 2006, with the exception of the Philadelphia International Fund, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolios' outstanding shares. The following Portfolios have shareholders which, to the Fund's knowledge, own beneficially 10% or more of the shares outstanding of the Portfolio as of October 31, 2006. The total percentage of the shares of a Portfolio held by such shareholders is as follows:

	10% or Greater Shareholders
Portfolio	# of Shareholders	% of Shares Held
Government Cash Portfolio	1	18%
Core Fixed Income Portfolio	1	26%
Small Cap Equity Portfolio (Advisor Class)	1	24%
Small Cap Equity Portfolio (Institutional Class)	1	100%
Large Cap Value Portfolio	2	23%
International Portfolio	1	31%
Large Cap Growth Portfolio	1	11%
Absolute Return Portfolio	1	10%

5. Lending of Portfolio Securities

As of October 31, 2006, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

Portfolio	Market Value of Loaned Securities	Market Value of Collateral	% of Total Assets on Loan
Core Fixed Income Portfolio	$21,682,235	$22,221,438	8.73
Strategic Equity Portfolio	16,573,990	17,096,815	16.14
Small Cap Equity Portfolio	52,838,161	54,641,285	18.08
Large Cap Value Portfolio	3,789,850	3,932,517	7.29
International Portfolio	2,181,358	2,307,888	0.23
Philadelphia International Fund	588,264	622,386	0.12
U.S. Emerging Growth Portfolio	9,623,468	9,970,162	21.38
Large Cap 100 Portfolio	9,817,971	10,107,142	8.49

6. Recently Issued Accounting Pronouncement

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes — an

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Concluded)

interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund's financial statement disclosures.

7. Subsequent Event

Glenmede Investment Management LP ("GIM"), a newly formed limited partnership wholly-owned by The Glenmede Trust Company, N.A., will become the investment adviser to the Absolute Return, Core Fixed Income, Government Cash, International, Large Cap Growth, Large Cap 100, Large Cap Value, U.S. Emerging Growth, Small Cap Equity, Strategic Equity, Tax-Exempt Cash and Total Market Long/Short Portfolios (the "Portfolios") on January 1, 2007. Prior thereto, investment advisory services have been provided by Glenmede Trust's wholly-owned subsidiary, Glenmede Advisers, Inc. ("Glenmede Advisers"). As of January 1, 2007, Glenmede Advisers and GIM are merging, and GIM will succeed to Glenmede Advisers' investment adviser registration, acquire all of Glenmede Advisers' assets and liabilities and undertake all rights, obligations and responsibilities of Glenmede Advisers under the Portfolios' Investment Advisory Agreements and Sub-Investment Advisory Agreement. Management personnel of Glenmede Advisers responsible for providing investment advisory services to the Portfolios under the Investment Advisory Agreements, including the portfolio managers and the supervisory personnel, will be employees of GIM, where they will continue to provide such services for the Portfolios. Therefore, management of the Portfolios will not be affected by this change.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of The Glenmede Fund, Inc. and Shareholders of Government Cash Portfolio, Tax-Exempt Cash Portfolio, Core Fixed Income Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio and Absolute Return Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Government Cash Portfolio, Tax-Exempt Cash Portfolio, Core Fixed Income Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio and Absolute Return Portfolio (constituting The Glenmede Fund, Inc., hereafter referred to as the "Fund") at October 31, 2006, the results of each of their operations for the periods then ended, the changes in each of their net assets for each of the periods indicated, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 22, 2006

THE GLENMEDE PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2006

	Muni Intermediate Portfolio	New Jersey Muni Portfolio
Assets:
Investments[1]:
Investments at value	$22,026,386	$16,564,415
Cash	389,981	73,422
Interest receivable	291,636	226,287
Prepaid expenses	863	1,187
Total assets	22,708,866	16,865,311
Liabilities:
Payable for fund shares redeemed	—	59,289
Payable for securities purchased	270,753	—
Payable for Trustees' fees	4	15
Accrued expenses	7,793	6,645
Total liabilities	278,550	65,949
Net Assets	$22,430,316	$16,799,362
Net Assets consist of:
Par value ($0.001 of shares outstanding)	2,159	1,639
Paid-in capital in excess of par value	22,147,634	16,478,457
Undistributed net investment income	69,027	55,309
Accumulated net realized gain (loss) from investment transactions	(55,217)	(1,596)
Net unrealized appreciation (depreciation) on investments	266,713	265,553
Total Net Assets	22,430,316	16,799,362
Shares Outstanding	2,159,252	1,639,242
Net Asset Value Per Share	$10.39	$10.25
[1] Investments at cost	$21,759,673	$16,298,862

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2006

	Muni Intermediate Portfolio	New Jersey Muni Portfolio
Investment income:
Interest	$860,672	$668,152
Total investment income	860,672	668,152
Expenses:
Administration, transfer agent and custody fees	16,399	13,988
Professional fees	3,306	2,574
Shareholder report expense	2,530	1,816
Shareholder servicing fees	32,968	24,826
Trustees' fees and expenses	2,181	1,660
Registration and filing fees	4,000	2,300
Other expenses	2,008	1,588
Total expenses	63,392	48,752
Net investment income	797,280	619,400
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(52,696)	(1,321)
Net change in unrealized gain (loss) of:
Investments	100,695	10,603
Net realized and unrealized gain (loss)	47,999	9,282
Net increase (decrease) in net assets resulting from operations	$845,279	$628,682

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended October 31, 2006

	Muni Intermediate Portfolio	New Jersey Muni Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$797,280	$619,400
Net realized gain (loss) on:
Investment transactions	(52,696)	(1,321)
Net change in unrealized gain (loss) of:
Investments	100,695	10,603
Net increase (decrease) in net assets resulting from operations	845,279	628,682
Distributions to shareholders from:
Net investment income	(792,434)	(625,617)
Net increase (decrease) in net assets from capital share transactions	1,631,458	240,411
Net increase (decrease) in net assets	1,684,303	243,476
NET ASSETS:
Beginning of year	20,746,013	16,555,886
End of year	$22,430,316	$16,799,362
Undistributed net investment income included in net assets at end of year	$69,027	$55,309

For the Year Ended October 31, 2005

	Muni Intermediate Portfolio	New Jersey Muni Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$701,192	$621,778
Net realized gain (loss) on:
Investment transactions	(2,521)	129,048
Net change in unrealized gain (loss) of:
Investments	(590,509)	(601,589)
Net increase (decrease) in net assets resulting from operations	108,162	149,237
Distributions to shareholders from:
Net investment income	(698,018)	(628,848)
Net realized gain on investments	—	(121,664)
Net increase (decrease) in net assets from capital share transactions	2,065,716	(1,171,590)
Net increase (decrease) in net assets	1,475,860	(1,772,865)
NET ASSETS:
Beginning of year	19,270,153	18,328,751
End of year	$20,746,013	$16,555,886
Undistributed net investment income included in net assets at end of year	$64,181	$61,526

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Muni Intermediate Portfolio
	For the Years Ended October 31,
	2006	2005	2004	2003	2002
Net asset value, beginning of year	$10.36	$10.67	$10.69	$10.64	$10.55
Income from investment operations:
Net investment income	0.37	0.37	0.39	0.43	0.46
Net realized and unrealized gain (loss) on investments	0.03	(0.31)	(0.02)	0.06	0.09
Total from investment operations	0.40	0.06	0.37	0.49	0.55
Distributions to shareholders from:
Net investment income	(0.37)	(0.37)	(0.39)	(0.44)	(0.46)
Total distributions	(0.37)	(0.37)	(0.39)	(0.44)	(0.46)
Net asset value, end of year	$10.39	$10.36	$10.67	$10.69	$10.64
Total return	3.97%	0.55%	3.49%	4.67%	5.41%
Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000's)	$22,430	$20,746	$19,270	$20,320	$22,700
Ratio of operating expenses to average net assets	0.29%	0.29%	0.29%	0.20%	0.22%
Ratio of net investment income to average net assets	3.63%	3.49%	3.58%	4.03%	4.45%
Portfolio turnover rate	17%	17%	28%	12%	29%

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	New Jersey Muni Portfolio
	For the Years Ended October 31,
	2006	2005	2004	2003	2002
Net asset value, beginning of year	$10.25	$10.61	$10.73	$10.71	$10.60
Income from investment operations:
Net investment income	0.38	0.37	0.40	0.44	0.46
Net realized and unrealized gain (loss) on investments	0.00 [1]	(0.27)	(0.11)	0.03	0.10
Total from investment operations	0.38	0.10	0.29	0.47	0.56
Distributions to shareholders from:
Net investment income	(0.38)	(0.38)	(0.41)	(0.45)	(0.45)
Net realized capital gains	—	(0.08)	—	—	—
Total distributions	(0.38)	(0.46)	(0.41)	(0.45)	(0.45)
Net asset value, end of year	$10.25	$10.25	$10.61	$10.73	$10.71
Total return	3.84%	0.94%	2.78%	4.46%	5.40%
Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000's)	$16,799	$16,556	$18,329	$19,535	$20,037
Ratio of operating expenses to average net assets	0.29%	0.31%	0.28%	0.20%	0.27%
Ratio of net investment income to average net assets	3.74%	3.62%	3.73%	4.09%	4.22%
Portfolio turnover rate	15%	31%	33%	9%	36%

1  Amount rounds to less than $0.01 per share.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2006

Face Amount		Value
MUNICIPAL BONDS[t] — 98.2%
	Pennsylvania — 98.2%
$100,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-55, (MBIA Insured), 5.375%, 11/1/14	$109,040
200,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-57, (FGIC Insured), 5.00%, 11/1/22	213,718
200,000	Allegheny County, PA, Higher Education Building Authority Revenue, Duquesne University, Series A, (FGIC Insured): 5.00%, 3/1/17	215,450
560,000	5.00%, 3/1/18	601,446
200,000	Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh, Health Center, Series A, (MBIA Insured), 5.30%, 4/1/08	204,760
300,000	Allegheny County, PA, Port Authority Special Revenue, (MBIA Insured), Prerefunded, 3/1/09 @ 101, 5.30%, 3/1/10	314,475
100,000	Allegheny County, PA, Sanitation Authority Revenue, (MBIA Insured), 5.00%, 12/1/17	108,757
500,000	Allegheny County, PA, Sanitation Authority Sewer Revenue, (MBIA Insured), 5.375%, 12/1/15	541,895
500,000	Boyertown, PA, Area School District, (FSA Insured), 5.00%, 10/1/17	543,045
310,000	Dauphin County, PA, General Authority Hospital Revenue, Escrowed to Maturity, (FGIC Insured), 6.125%, 7/1/10	324,626
400,000	Dauphin County, PA, Refunding, Series B, (AMBAC Insured), 5.00%, 11/15/17	434,808
215,000	Delaware River Joint Toll Bridge Commission Revenue, (MBIA Insured), 5.25%, 7/1/16	234,651
285,000	Delaware River Joint Toll Bridge Commission Revenue, (MBIA Insured), Prerefunded 7/1/13 @ 100, 5.25%, 7/1/16	312,106
750,000	Delaware River Port Authority, PA and NJ Revenue, (FSA Insured), 5.25%, 1/1/12	785,766
120,000	Delaware River Port Authority, PA and NJ, Delaware River Bridges Revenue, Escrowed to Maturity: 6.00%, 1/15/10	125,260
105,000	6.50%, 1/15/11	111,623

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Face Amount		Value
MUNICIPAL BONDS[t] — (Continued)
	Pennsylvania — (Continued)
$700,000	Delaware River Port Authority, PA and NJ, Refunding, Series A, (FSA Insured), 5.25%, 1/1/09	$725,018
100,000	Delaware River Port Authority, PA and NJ, Refunding, Series B, (AMBAC Insured), 5.25%, 1/1/09	103,574
300,000	Downington, PA, Area School District, General Obligation Unlimited, 5.50%, 2/1/10	317,979
500,000	Downington, PA, Area School District, General Obligation Unlimited, (FSA Insured): 5.25%, 4/1/14	531,550
500,000	4.90%, 4/1/16	523,150
390,000	Geisinger Authority, PA, Health System, Refunding, 5.00%, 8/15/08	398,167
400,000	Great Valley School District, Chester County PA, (FSA State Aid Withholding), 5.00%, 2/15/18	436,236
250,000	Harrisburg, PA Authority, Recovery Facilities Revenue, Series D-2, (FSA Insured), Mandatory Put 12/31/13 @100 5.00%, 12/1/33	266,917
200,000	Harrisburg, PA, Parking Authority Revenue, Refunding, (FSA Insured), 5.50%, 5/15/11	216,040
100,000	Hopewell, PA, Area School District, General Obligation, (FSA Insured), Prerefunded 9/1/08 @ 100, 4.90%, 9/1/09	102,407
300,000	Indiana County, PA, Municipal Services Authority, Sewer Revenue, (AMBAC Insured), 4.00%, 10/1/09	301,038
30,000	Jim Thorpe, PA, Area School District, (FSA Insured), 5.00%, 3/15/18	682,252
630,000	Lancaster, PA, Area Sewer Authority, Revenue, Escrowed to Maturity, 6.00%, 4/1/12	31,656
250,000	Moon Area School District, PA, General Obligation Unlimited, (FSA State Aid Withholding), 5.00%, 11/15/17	272,825
290,000	Northampton Bucks, PA, Bucks County Municipal Authority, Sewer Revenue, Escrowed to Maturity, 6.20%, 11/1/13	311,399

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Face Amount		Value
MUNICIPAL BONDS[t] — (Continued)
	Pennsylvania — (Continued)
$325,000	Northampton County, PA, Prerefunded 2/15/08 @100 5.00%, 8/15/13	$337,480
175,000	Northampton County, PA, Unrefunded Balance 5.00%, 8/15/13	181,202
425,000	Northampton County, PA, Higher Education Authority Revenue - Lehigh University, 5.25%, 11/15/09	446,258
325,000	Northampton Township, PA, General Obligation Unlimited, (MBIA Insured), 4.60%, 11/15/10	329,576
225,000	Pennsylvania Housing Finance Agency, Residential Development Section 8-A, Revenue, 4.00%, 7/1/09	226,804
230,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 61B, Revenue, 5.20%, 10/1/14	234,727
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health Services, Series A, (AMBAC Insured), 5.00%, 8/15/20	537,100
435,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health Services, Series A, (MBIA Insured), 5.375%, 1/15/15	445,231
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania, (AMBAC Insured), 5.00%, 8/15/10	524,525
145,000	Pennsylvania State Turnpike Commission Oil Franchise, Tax Revenue, Escrowed to Maturity, Series A, (AMBAC Insured): 5.25%, 12/1/13	151,042
60,000	5.25%, 12/1/14	62,464
250,000	Pennsylvania State Turnpike Commission Oil Franchise, Tax Revenue, Refunded Balance, Series B, (AMBAC Insured), 5.00%, 12/1/17	274,970
105,000	Pennsylvania State Turnpike Commission Oil Franchise, Tax Revenue, Unrefunded Balance Series A, (AMBAC Insured): 5.25%, 12/1/13	109,311
40,000	5.25%, 12/1/14	41,618
250,000	Pennsylvania State University, College and University Revenues, Series A, (General Obligation of University), 5.00%, 8/15/13	257,448

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Face Amount		Value
MUNICIPAL BONDS[t] — (Continued)
	Pennsylvania — (Continued)
$275,000	Pennsylvania State, General Obligation Unlimited, Refunding, (AMBAC Insured), 5.125%, 9/15/11	$280,547
125,000	Pennsylvania State, Second Series, General Obligation Unlimited, 5.25%, 10/1/10	131,714
400,000	Philadelphia, PA, General Obligation Unlimited, (FSA Insured): 5.00%, 9/15/11	422,384
500,000	5.25%, 9/15/13	531,205
150,000	5.25%, 9/15/16	159,051
460,000	Philadelphia, PA, General Obligation Unlimited, Series A (XLCA Insured), 5.25%, 2/15/14	498,258
500,000	Philadelphia, PA, Municipal Authority Revenue, Refunding - Lease - Series A, (FSA Insured), 5.25%, 5/15/09	519,655
540,000	Philadelphia, PA, Municipal Authority Revenue, Refunding - Lease - Series B, (FSA Insured): 5.25%, 11/15/16	585,176
250,000	5.25%, 11/15/18	269,655
600,000	Pittsburgh, PA, Public Parking Authority Revenue, Series A, (FGIC Insured), 5.00%, 12/1/16	654,948
350,000	Pleasant Hills, PA, Authority Sewer Revenue, Refunding, (FGIC Muni Government Guaranteed), 5.00%, 9/1/12	358,351
210,000	Ringgold, PA, School District, Escrowed to Maturity, 6.20%, 1/15/13	225,158
250,000	Seneca Valley, PA, School District, Series A, General Obligation Unlimited, (FGIC Insured), 4.85%, 7/1/11	254,675
100,000	Shaler, PA, School District, General Obligation Unlimited, Series B, (FSA Insured), 4.50%, 9/1/10	101,698
400,000	Southeastern Pennsylvania Transportation Authority, PA, Special Revenue, (FGIC Insured), 5.45%, 3/1/11	410,244
250,000	State Public School Building Authority, PA, School Revenue, Garnet Valley School District Project, (AMBAC Insured), Prerefunded to 2/1/11 @100, 5.25%, 2/1/12	266,513
500,000	Swarthmore Boro Authority, PA, College Revenue, 4.50%, 9/15/10	516,950

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2006

Face Amount		Value
MUNICIPAL BONDS[t] — (Continued)
	Pennsylvania — (Continued)
$400,000	University of Pittsburgh, PA, Refunded Series B, (MBIA Insured), 5.50%, 6/1/09	$412,100
125,000	Wallingford - Swarthmore, PA, School District, Series C, (FSA State Aid Withholding), 5.00%, 5/15/09	125,904
250,000	Wayne Highlands, PA, Area School District, General Obligation Unlimited, (FSA State Aid Withholding), 5.375%, 4/1/14	270,913
200,000	Wilkes Barre, PA, Area School District, General Obligation Unlimited, (FGIC Insured), 5.25%, 4/1/14	201,292
	York, PA, General Authority Guaranteed Revenue, York City Recreation Corp., (AMBAC Insured),
250,000	5.50%, 5/1/15	268,605
	TOTAL MUNICIPAL BONDS (Cost $21,759,673)	$22,026,386

TOTAL INVESTMENTS (Cost $21,759,673)[1]	98.2%	$22,026,386
OTHER ASSETS IN EXCESS OF LIABILITIES	1.8	403,930
NET ASSETS	100.0%	$22,430,316

t  Percentages indicated are based on net assets.

1  Aggregate cost for federal tax purposes was $21,759,673.

Abbreviations:

AMBAC — American Municipal Bond Assurance Corporation

FGIC — Financial Guaranty Insurance Corporation

FSA — Financial Security Assurance

MBIA — Municipal Bond Investors Assurance

XLCA — XL Capital Assurance, Inc.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
CREDIT QUALITY

On October 31, 2006, credit quality of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
MOODY'S CREDIT RATING:
Aaa	79.2%	$17,760,512
Aa	19.0	4,265,874
TOTAL MUNICIPAL BONDS	98.2%	$22,026,386
TOTAL INVESTMENTS	98.2%	$22,026,386

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2006

Face Amount		Value
MUNICIPAL BONDS[t] — 98.6%
	Delaware — 6.4%
$500,000	Delaware River & Bay Authority, Development Revenue, (MBIA Insured): 5.00%, 1/1/17	$542,860
500,000	5.00%, 1/1/19	539,215
		1,082,075
	New Jersey — 82.5%
100,000	Asbury Park, NJ, Board of Education, General Obligation Unlimited, (MBIA Insured), 5.55%, 2/1/07	100,514
200,000	Bergen County, NJ, Utilities Authority, Water Pollution Control Revenue, (FGIC Insured), Series A: 5.125%, 12/15/11	201,802
150,000	5.125%, 12/15/12	151,351
370,000	Brigantine, NJ, General Obligation Unlimited, (MBIA Insured), 5.00%, 8/15/12	370,396
350,000	Burlington County, NJ, Bridge Commission Revenue, (County Guaranteed), 5.25%, 10/1/13	381,825
150,000	Cherry Hill Township, NJ, General Obligation Unlimited, (FGIC Insured), Prerefunded 7/15/09 @ 100, 5.125%, 7/15/10	156,075
115,000	Delaware River Joint Toll Bridge Commission, Revenue, Series A, (MBIA Insured), 5.00%, 7/1/13	124,178
150,000	Delaware River Port Authority, Pennsylvania & New Jersey Revenue, Refunding, (AMBAC Insured), Series B, 5.25%, 1/1/09	155,361
150,000	Delaware River Port Authority, Pennsylvania, New Jersey & Delaware River Bridges Revenue, Escrowed to Maturity: 5.625%, 1/15/09	153,096
175,000	6.00%, 1/15/10	182,670
100,000	6.50%, 1/15/11	106,308
250,000	Hazlet Township, NJ, School District, General Obligation Unlimited, (FSA School Board Residual Fund Insured), 5.00%, 2/1/14	262,770
200,000	Hopewell Valley, NJ, Regional School District, General Obligation Unlimited, (FGIC School Board Residual Fund Insured), 5.00%, 8/15/12	209,534

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Face Amount		Value
MUNICIPAL BONDS[t] — (Continued)
	New Jersey — (Continued)
$250,000	Lenape, NJ, Regional School District, General Obligation Unlimited, (FGIC School Board Residual Fund Insured), 5.00%, 4/1/16	$272,567
235,000	Mantua Township, NJ, School District, General Obligation Unlimited, (MBIA Insured), 5.00%, 3/1/13	250,437
200,000	Maplewood Township, NJ, General Improvements, General Obligation Unlimited, (FSA Insured), 5.00%, 2/1/09	206,208
100,000	Mercer County, NJ, Improvement Authority, Revenue Refunding, Solid Waste, (County Guaranteed), Series 97, 5.20%, 9/15/08	102,977
145,000	Middlesex County, NJ, Improvement Authority, Revenue, (County Guaranteed), 5.45%, 9/15/11	146,653
250,000	Monmouth County, NJ, Improvement Authority, Revenue, (AMBAC Insured): 5.00%, 12/1/12	262,785
375,000	5.20%, 12/1/14	396,401
100,000	Monmouth County, NJ, Improvement Authority, Revenue, Series A, (AMBAC Muni Government Guaranteed), 5.25%, 12/1/16	110,241
80,000	Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Prerefunded, 12/1/08 @ 100, (MBIA Insured), 5.00%, 12/1/13	82,340
20,000	Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Unrefunded, (MBIA Insured), 5.00%, 12/1/13	20,536
500,000	New Jersey Building Authority, State Building Revenue, 5.00%, 6/15/13	513,745
450,000	New Jersey Economic Development Authority, School Facilities Construction, Series L, (AMBAC Insured), 5.00%, 3/1/18	485,838
300,000	New Jersey Economic Development Authority, School Facilities Construction, Series L, (FSA Insured), 5.25%, 3/1/12	323,313
500,000	New Jersey Sports & Exposition Authority Convention Center, Tobacco and Liquor Taxes, (MBIA Insured), Refunding, 5.125%, 9/1/14	519,205
250,000	New Jersey Sports & Exposition Authority State Contract, General Improvements, Series A, 5.00%, 3/1/10	260,570

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Face Amount		Value
MUNICIPAL BONDS[t] — (Continued)
	New Jersey — (Continued)
$250,000	New Jersey Sports & Exposition Authority State Contract, Recreational Facilities Improvements, Series A, 5.00%, 3/1/17	$273,520
100,000	New Jersey State Economic Development Authority, Parking Facility Improvements, Elizabeth Development Project, (FGIC Insured), 5.20%, 10/15/08	103,108
200,000	New Jersey State Economic Development Authority, School Facilities Construction Revenue, (MBIA Insured), Series C, Prerefunded 6/15/12 @ 100, 5.00%, 6/15/16	214,360
500,000	New Jersey State Educational Facilities Authority, Higher Education Capacity Improvement Revenue Bonds, Series A (FSA Insured), 5.00%, 9/1/14	543,720
250,000	New Jersey State Educational Facilities Authority, Montclair State University, (AMBAC Insured), 5.00%, 7/1/19	272,062
300,000	New Jersey State Educational Facilities Authority, Revenue, High Education Capital Improvement, Series B, Prefunded to 9/1/10 @100, 5.00%, 9/1/14	314,898
500,000	New Jersey State Educational Facilities Authority, Revenue, Higher Education Facilities Trust Fund, (FSA Insured), Series A, 5.00%, 9/1/16	544,915
100,000	New Jersey State Educational Facilities Authority, Revenue, Institutional Advanced Studies, Series F, 5.00%, 7/1/09	102,534
250,000	New Jersey State Educational Facilities Authority, Robert Stockton College, (AMBAC Insured), 5.00%, 7/1/17	271,962
200,000	New Jersey State Health Care Facilities Financing Authority, Revenue, Kennedy Health System Project, (MBIA Insured), Series A, 5.00%, 7/1/09	203,506
450,000	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, (FSA Insured), Series B: 5.55%, 11/1/09	459,995
250,000	5.75%, 11/1/11	262,238
150,000	New Jersey State Housing & Mortgage Finance Agency, Revenue, Home Buyer, (MBIA Insured), Series P, 5.05%, 4/1/07	150,635

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2006

Face Amount		Value
MUNICIPAL BONDS[t] — (Continued)
	New Jersey — (Continued)
$250,000	New Jersey State Transportation Trust Fund Authority, Transit Revenue, Series A, (FGIC Insured), 5.00%, 6/15/17	$273,368
130,000	New Jersey State Transportation Trust Fund Authority, Transit Revenue, Series A, Prerefunded, 6/15/09 @ 100, 5.00%, 6/15/13	134,709
70,000	New Jersey State Turnpike Authority, Turnpike Revenue, (MBIA Insured), Series A, 5.75%, 1/1/18	74,311
180,000	New Jersey State Turnpike Authority, Turnpike Revenue, (MBIA Insured), Series A, Prerefunded to 1/01/10 @ 100, 5.75%, 1/1/18	191,808
250,000	New Jersey State, Certificates of Participation, (AMBAC Insured), Escrowed to Maturity, 5.00%, 6/15/11	265,318
10,000	New Jersey State, Wastewater Treatment Trust Revenue, Series A, Unrefunded Balance, 5.25%, 9/1/13	10,112
800,000	Ocean County, NJ, Utilities Authority, Wastewater Revenue, Refunding, 5.00%, 1/1/12	817,664
325,000	Ocean County, NJ, Utilities Authority, Wastewater Revenue, Refunding, (General Obligation of Authority), 5.125%, 1/1/11	332,244
200,000	Passaic County, NJ, General Obligation Unlimited, (FSA Insured), 5.25%, 6/1/15	214,730
250,000	Red Bank, NJ, Board of Education, General Obligation Unlimited, (School Board Residual Fund Insured), Prerefunded to 5/1/09 @ 100,: 5.15%, 5/1/12	258,943
100,000	5.15%, 5/1/13	103,553
250,000	Ridgewood, NJ, Board of Education, General Obligation Unlimited, 5.20%, 10/1/08	257,898
500,000	Union County, NJ, 5.00%, 3/1/17	529,435
150,000	Warren Township, NJ, School District, General Obligation Unlimited, (School Board Residual Fund Insured), 5.35%, 3/15/10	158,357
		13,849,599

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2006

Face Amount		Value
MUNICIPAL BONDS[t] — (Continued)
	Pennsylvania — 6.5%
$435,000	Delaware River Joint Toll Bridge Commission Revenue, (MBIA Insured), 5.25%, 7/1/16	$474,759
565,000	Delaware River Joint Toll Bridge Commission Revenue, (MBIA Insured), Prerefunded 7/1/13 @ 100, 5.25%, 7/1/16	618,737
		1,093,496
	Puerto Rico — 3.2%
500,000	Puerto Rico Municipal Finance Agency, Series A, (FSA Insured) 5.25%, 8/1/18	539,245
	TOTAL MUNICIPAL BONDS (Cost $16,298,862)	16,564,415

TOTAL INVESTMENTS (Cost $16,298,862)[1]	98.6%	$16,564,415
OTHER ASSETS IN EXCESS OF LIABILITIES	1.4	234,947
NET ASSETS	100.0%	$16,799,362

t  Percentages indicated are based on net assets.

1  Aggregate cost for federal tax purposes was $16,299,137.

Abbreviations:

AMBAC — American Municipal Bond Assurance Corporation

FGIC — Financial Guaranty Insurance Corporation

FSA — Financial Security Assurance

MBIA — Municipal Bond Investors Assurance

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
CREDIT QUALITY

On October 31, 2006, credit quality of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
MOODY'S CREDIT RATING:
Aaa	66.4%	$11,157,448
Aa	24.9	4,183,045
A	7.3	1,223,922
TOTAL MUNICIPAL BONDS	98.6%	$16,564,415
TOTAL INVESTMENTS	98.6%	$16,564,415

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements

1. Organization and Significant Accounting Policies

The Glenmede Portfolios (the "Fund") is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. As of October 31, 2006, the Fund offered shares of two Sub-Trusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (each, a "Portfolio" and collectively, the "Portfolios"). Each Portfolio is classified as non-diversified.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

Valuation of Securities: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by of the Board of Trustees of the Fund (the "Board"). Debt obligations with remaining maturities of 60 days or less are valued on the basis of amortized cost.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid monthly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 498 of the Internal Revenue Code, as amended.

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Continued)

differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

Federal Income Taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no Federal income tax provision is required. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for amortized premiums, expired net capital loss carryforwards, discounts and net operating losses. Net investment income/(loss), net realized capital gains/(losses) and net assets are not affected. The calculation of net investment income/(loss) per share in the financial highlights tables excludes such adjustments.

As of October 31, 2006, the tax year end of the Fund, the following Portfolios had available capital loss carryforwards to be utilized in the current period to offset future net capital gains through the indicated expiration dates as follows:

	Expiring October 31,
Portfolio	2013	2014
Muni Intermediate Portfolio	$2,521	$52,696
New Jersey Muni Portfolio	—	1,321

As of October 31, 2006, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Tax-exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Gains	Total Distributable Earnings
Muni Intermediate Portfolio	$69,027	$—	$—	$280,523
New Jersey Muni Portfolio	55,309	—	—	319,266

Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation) and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

As of October 31, 2006, the tax characterization of distributions paid during the year was equal to the book characterization of distributions paid for the Portfolios, with the following exception:

Portfolio	Tax Exempt	Ordinary Income	Long-Term Gains
New Jersey Muni Portfolio	$625,602	$15	$—

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Continued)

2. Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Glenmede Advisers, Inc. (the "Advisor"), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. ("Glenmede Trust"), serves as investment advisor to the Muni Intermediate and New Jersey Muni Portfolios, pursuant to an investment management agreement with the Fund. Under this agreement, the Advisor manages the Portfolios, subject to the general supervision of the Board.

Muni Intermediate and New Jersey Muni Portfolios do not pay a management fee for advisory services. Glenmede Trust charges a fee directly to its clients, the investors in the Portfolios are the clients of Glenmede Trust, for fiduciary, trust and /or advisory services. The actual annual fees charged vary dependent on a number of factors, including the particular services provided to the client and are generally 1.25% or less of the clients' assets under management.

The Muni Intermediate and New Jersey Muni Portfolios each pay Glenmede Trust shareholder servicing fees at the annual rate of 0.15% of such Portfolio's average daily net assets.

Investors Bank & Trust Company ("IBT") serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays IBT a fee based on the combined aggregate average daily net assets of the Portfolios and the Glenmede Fund, Inc., a registered investment company. The fee is computed daily and paid monthly. IBT is also paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund's compliance program. The Fund's Chief Compliance Officer holds the position of Senior Director at IBT.

Quasar Distributors, LLC serves as distributor of the Portfolios' shares. The distributor receives no fees in connection with distribution services provided to the Fund.

The Fund pays each Board member an annual fee of $1,000 and out-of-pocket expenses incurred in attending Board meetings.

Expenses for the year ended October 31, 2006, include legal fees paid to Drinker Biddle & Reath LLP. A partner of the law firm is Secretary of the Fund.

3. Purchases and Sales of Securities

For the year ended October 31, 2006, cost of purchases and proceeds from sales of investment securities other than US Government securities and short-term securities were:

Portfolio	Purchases	Sales
Muni Intermediate Portfolio	$5,578,901	$3,676,671
New Jersey Muni Portfolio	2,908,008	2,424,553

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Continued)

As of October 31, 2006, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Muni Intermediate Portfolio	$343,505	$76,792	$266,713
New Jersey Muni Portfolio	307,816	42,538	265,278

4. Shares of Beneficial Interest

As of October 31, 2006, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolios' outstanding shares. The Fund may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:

	Year Ended 10/31/06		Year Ended 10/31/05
	Shares	Amount	Shares	Amount
Muni Intermediate Portfolio:
Sold	442,992	$4,578,898	529,292	$5,555,774
Redeemed	(286,271)	(2,947,440)	(332,792)	(3,490,058)
Net increase	156,721	$1,631,458	196,500	$2,065,716
New Jersey Muni Portfolio:
Sold	215,319	$2,196,501	167,786	$1,752,700
Issued as reinvestment of dividends	—	—	11,881	121,663
Redeemed	(191,625)	(1,956,090)	(291,933)	(3,045,953)
Net increase (decrease)	23,694	$240,411	(112,266)	$(1,171,590)

5. Concentration of Credit

The Muni Intermediate Portfolio and New Jersey Muni Portfolio primarily invest in debt obligations issued by the Commonwealth of Pennsylvania and the State of New Jersey, respectively, and their political subdivisions, agencies, instrumentalities and authorities to obtain funds for various purposes. Each Portfolio is more susceptible to factors adversely affecting issuers of the respective region that the Portfolio invests in than is a municipal bond fund that is not concentrated in these issuers to the same extent.

6. Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Concluded)

provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund's financial statement disclosures.

7. Subsequent Event

Glenmede Investment Management LP ("GIM"), a newly formed limited partnership wholly-owned by The Glenmede Trust Company, N.A., will become the investment adviser to the Muni Intermediate and New Jersey Muni (the "Portfolios") on January 1, 2007. Prior thereto, investment advisory services have been provided by Glenmede Trust's wholly-owned subsidiary, Glenmede Advisers, Inc. ("Glenmede Advisers"). As of January 1, 2007, Glenmede Advisers and GIM are merging, and GIM will succeed to Glenmede Advisers' investment adviser registration, acquire all of Glenmede Advisers' assets and liabilities and undertake all rights, obligations and responsibilities of Glenmede Advisers under the Portfolios' Investment Advisory Agreement. Management personnel of Glenmede Advisers responsible for providing investment advisory services to the Portfolios under the Investment Advisory Agreement, including the portfolio managers and the supervisory personnel, will be employees of GIM, where they will continue to provide such services for the Portfolios. Therefore, management of the Portfolios will not be affected by this change.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Glenmede Portfolios and Shareholders of Muni Intermediate Portfolio and New Jersey Muni Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Muni Intermediate Portfolio and New Jersey Muni Portfolio (constituting The Glenmede Portfolios, hereafter referred to as the "Fund") at October 31, 2006, and the results of each of their operations for the year then ended, the changes in each of their net assets for the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 22, 2006

THE GLENMEDE FUND, INC.

Tax Information (Unaudited)
For the year ended October 31, 2006

The amount of long-term capital gains paid for the fiscal year ended October 31, 2006 was as follows:

Strategic Equity Portfolio	$6,032,159
Small Cap Equity Portfolio	33,773,001
Large Cap Value Portfolio	2,161,460
International Portfolio	67,450,011
Philadelphia International Fund	22,767,692
Large Cap 100 Portfolio	1,552,162
Large Cap Growth Portfolio	452,804

Of the ordinary distributions made during the fiscal year ended October 31, 2006, the following percentages have been derived from investments in US Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

Government Cash Portfolio	36.66%
Core Fixed Income Portfolio	51.69%

Of the ordinary distributions made during the fiscal year ended October 31, 2006, the following percentages are tax exempt for regular Federal income tax purposes.

Tax-Exempt Cash Portfolio	100%

Of the ordinary distributions made during the fiscal year ended October 31, 2006, the following percentages qualify for the dividends received deduction available to corporate shareholders:

Strategic Equity Portfolio	100.00%
Small Cap Equity Portfolio	89.00%
Large Cap Value Portfolio	100.00%
Large Cap Growth Portfolio	93.00%

The above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes.

Foreign Taxes Paid or Withheld

	Total	Per Share
International Portfolio	$1,965,474	$0.04
Philadelphia International Fund	1,802,961	0.07

The foreign taxes paid or withheld per share represent taxes incurred by the Fund on interest and dividends received by the Fund from foreign sources. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

Qualified dividend income ("QDI") received through October 31, 2006, that qualified for a reduced tax rate pursuant to the Internal Revenue Code Section 1(h)(11) are as follows:

Strategic Equity Portfolio	$494,447
Small Cap Equity Portfolio	994,575
Large Cap Value Portfolio	530,820
International Portfolio	22,755,721
Philadelphia International Fund	20,386,471
Large Cap 100 Portfolio	757,177
Large Cap Growth Portfolio	187,299

THE GLENMEDE PORTFOLIOS

Tax Information (Unaudited)
For the year October 31, 2006

Of the dividends paid by the Muni Intermediate Portfolio from net investment income for the fiscal year ended October 31, 2006, 100% is tax-exempt for regular Federal income taxes and Pennsylvania taxes.

Of the dividends paid by the New Jersey Muni Portfolio from net investment income for the fiscal year ended October 31, 2006, 100% is tax-exempt for regular Federal income taxes and New Jersey taxes.

THE GLENMEDE FUND, INC.

THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited)

The information pertaining to the Board of Directors of The Glenmede Fund, Inc. and the Board of Trustees of The Glenmede Portfolios (collectively, the "Funds") and their respective officers is set forth below. Each Director/Trustee holds office until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director/Trustee and until the election and qualification of his/her successor, if any, elected at such meeting, or (ii) the date he or she dies, resigns or retires, or is removed by the applicable Board or shareholders. Each officer is elected by the applicable Board and holds office for the term of one year and until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed, or becomes disqualified.

Independent Directors/Trustees(1)

Name and Age	Positions Held with the Funds/ Time Seved	Principal Occupations(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director/ Trustee	Other Directorship Held by Director/ Trustees
H. Franklin Allen, Ph.D. Age: 50	Director of the Glenmede Fund (since 1991) Trustee of the Glenmede Portfolios (since 1992)	Nippon Life Professor of Finance, and Professor of Economics; Professor of Finance and Economics from 1990-1996; Vice Dean and Director of Wharton Doctoral Programs from 1990-1993. Employed by The University of Pennsylvania since 1980.	15	None

Willard S. Boothby, Jr. Age: 85	Director of the Glenmede Fund (since 1988) Trustee of the Glenmede Portfolios (since 1992)	Former Director, Getty Oil Corp.; Former Director of Georgia-Pacific Corp.; Former Chairman and Chief Executive Officer Blyth Eastman Dillon & Co., Inc.; Former Managing Director of Paine Webber, Inc.; Former Chairman of U.S. Securities Industry Association.	15	None

Francis J. Palamara Age: 81	Director of the Glenmede Fund (since 1988) Trustee of the Glenmede Portfolios (since 1992)	Former Chief Operating Officer of the New York Stock Exchange; Former Trustee of Gintel Fund; Former Director of XTRA Corporation; Former Director and Executive Vice President—Finance of ARAMARK, Inc.	15	None

(1)  Independent Directors/Trustees are those Directors/Trustees who are not "interested persons" of the Funds as defined in the 1940 Act.

THE GLENMEDE FUND, INC.

THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited) — (Continued)

Interested Director/Trustee(2)

Name and Age	Positions Held with the Funds	Principal Occupations(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director/ Trustee	Other Directorship Held by Director/ Trustees
G. Thompson Pew, Jr.(3) Age: 63	Director of the Glenmede Fund (since 1988) Trustee of the Glenmede Portfolios (since 1992) Chairman of the Glenmede Fund and the Glenmede Portfolios (since 2006)	Director, Member Relationship Oversight Committee and Executive Committee, and Chairman of the Compensation Committee of Glenmede Trust; Former Director of Brown & Glenmede Holdings, Inc.; Former Co-Director, Principal and Officer of Philadelphia Investment Banking Co.; Former Director and Officer of Valley Forge Administrative Services Company.	15	None

(2)  Interested Directors/Trustees are those Directors/Trustees who are "interested persons" of the Funds as defined in the 1940 Act.

(3)  Mr. Pew is deemed to be an "interested" Director/Trustee of the Funds because of his affiliations with Glenmede Trust and his stock ownership in The Glenmede Corporation, of which Glenmede Advisers is a subsidiary.

THE GLENMEDE FUND, INC.

THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited) — (Continued)

Officers

Name, Address and Age	Positions Held with the Fund/Time Served	Principal Occupation(s) During Past 5 Years
Mary Ann B. Wirts 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 55	President (since 1997) and Treasurer (since 2002).	First Vice President and Managing Director of Fixed Income of Glenmede Trust and Glenmede Advisers. Managing Partner and Chief Administrative Officer of Glenmede Investment Management LP (since 2006). Director of Glenmede Advisers (2002-2006). Employed by Glenmede Trust (since 1982), Glenmede Advisers (2000-2006) and Glenmede Investment Management LP (since 2006).

Kimberly C. Osborne 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 40	Executive Vice President (since 1997).	Vice President of Glenmede Trust and Glenmede Advisers. Employed by Glenmede Trust (since 1993), Glenmede Advisers (since 2000) and Glenmede Investment Management LP (since 2006).

Michael P. Malloy One Logan Square 18th and Cherry Streets Philadelphia, PA 19103-6996 Age: 47	Secretary (since 1995).	Partner in the law firm of Drinker Biddle & Reath LLP.

Odeh L. Stevens 200 Clarendon Street Boston, MA 02116 Age: 35	Assistant Secretary (since 2005).	Associate Counsel, Investors Bank & Trust Company (since 2005). Legal Product Manager, Fidelity Investments (2000-2005).

Daniel Shea 200 Clarendon Street Boston, MA 02116 Age: 44	Assistant Treasurer (since 2005).	Director, Investors Bank & Trust Company. Employee of Investors Bank & Trust Company (since 1996).

Donna Rogers 200 Clarendon Street Boston, MA 02116 Age: 40	Chief Compliance Officer (since 2004).	Senior Director, Investors Bank & Trust Company (since 2002). Employee of Investors Bank & Trust Company (since 1994).

THE GLENMEDE FUND, INC.

THE GLENMEDE PORTFOLIOS

(Unaudited)

Proxy Voting

A description of the policies and procedures that the Funds' investment advisors and sub-advisor use to vote proxies relating to the Funds' portfolio securities is available, without charge, upon request, by calling 1-800-442-8299, and on the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-442-8299, and on the SEC's website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings of each Portfolio with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Boards of Directors/Trustees - Considerations Regarding Investment Advisory and Sub-Investment Advisory Agreements

At meetings held on September 11, 2006, the Board of Directors of Glenmede Fund and the Board of Trustees of Glenmede Portfolios (collectively, the "Boards") renewed the current Investment Advisory Agreements for each Portfolio of the Funds and the Sub-Investment Advisory Agreement for the International Portfolio and approved the Investment Advisory Agreements for the new Absolute Return and Total Market Long/Short Portfolios (the "New Portfolios") (the existing and New Portfolios collectively, the "Portfolios").

In determining whether to renew the Investment Advisory Agreements and the Sub-Investment Advisory Agreement for the existing Portfolios, and to approve the Investment Advisory Agreements for the New Portfolios (collectively, the "Agreements"), the Boards, including all of the Directors/Trustees who are not interested persons under the Investment Company Act of 1940 (the "Independent Directors"), reviewed and considered, among other items: (1) a memorandum from independent counsel setting forth the Boards' fiduciary duties, responsibilities and the factors the Boards should consider in their evaluation of the Agreements; (2) reports prepared by an independent rating and ranking organization and charts prepared by the Advisor and PIA comparing the performance of each existing Portfolio to the performance of its applicable benchmark index and relevant peer group; (3) a Lipper Inc. ("Lipper") report comparing each Portfolio's advisory fees and expenses to those of its relevant peer group; and (4) reports of and presentations by representatives of the Advisor and PIA that described: (i) the nature, extent and quality of the Advisor's and PIA's services provided to their respective Portfolios and the Advisor's services to be provided to the New Portfolios; (ii) the experience and qualifications of the personnel providing those services; (iii) their organizational structures; (iv) their investment philosophies and processes; (v) their assets under management and client descriptions; (vi) their soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vii) their advisory fee arrangements with the Funds; (viii) the proposed advisory fee arrangements for the New Portfolios; (ix) the voluntary fee waivers in effect for the Philadelphia International Fund and the proposed contractual fee and expense waivers for the New Portfolios; (x) the advisory fee arrangements between PIA and its other similarly managed clients; (xi) their compliance processes; (xii) their financial information, insurance coverage and profitability analyses related to providing services to the Portfolios; (xiii) the extent to which economies of scale are relevant to the Portfolios; and (xiv) the benefits of adding the New Portfolios to the Glenmede Fund complex. The Directors/Trustees discussed the written materials, the Advisor's and PIA's presentations, the Funds' Chief Compliance Officer's quarterly reports on the Advisor's and PIA's compliance programs and their responsiveness in addressing her recommendations, and deliberated on the renewal of the existing Agreements and approval of the Agreements for the New Portfolios in light of this information. In their deliberations, the Directors/Trustees did not identify any single piece of information that was all-important or controlling.

The Boards, including all of the Independent Directors/Trustees, reached the following conclusions, among others, regarding the Advisor and PIA and their respective Agreements: the Advisor and PIA each have the capabilities, resources and personnel necessary to manage their respective Portfolios; the Advisor has the capabilities, resources and personnel necessary to oversee the management of PIA as sub-adviser to the Philadelphia International Fund; the Boards are satisfied with the quality of services provided by the Advisor and PIA in advising their respective Portfolios; the advisory fee for each existing Portfolio that pays an advisory fee is below both the median and the average contractual fees paid by comparable funds in their respective Lipper peer group; the proposed advisory fees of the New Portfolios are below the median and average advisory fees of such comparable funds; and each advisory and sub-advisory fee payable to PIA is reasonable as compared to PIA's other similarly managed mutual fund clients. The Boards noted that the Funds are currently the Advisor's only clients and therefore, there is no comparative fee information for the Advisor's other similarly managed clients.

The Boards also concluded that the total annual portfolio operating expenses paid by each existing Portfolio are below the median expenses paid by comparable funds in their respective Lipper peer group, and either below or, in the case of the International Portfolio, equivalent to, the average expenses paid by such comparable funds; the estimated annual portfolio operating expenses for the New Portfolio are below the median and average expenses of such comparable funds; and the performance of the existing Portfolios are generally competitive (in some cases performance for certain periods was higher than the comparative performance information, and in other cases it was lower) with their benchmark indices and other mutual funds in their peer groups as ranked by an independent rating and ranking organization and as demonstrated by charts provided by the Advisor and PIA comparing the performance of each existing Portfolio to its respective benchmark index and Lipper peer group.

The Boards also concluded that the expected profit to the Advisor for advisory services and Glenmede Trust for shareholder servicing seem reasonable; the expected profit to PIA for advisory and sub-advisory services seem reasonable; and the benefits derived by the Advisor and PIA from managing their respective Portfolios, including how each uses soft dollars, the ways in which they conduct portfolio transactions and select brokers, seem reasonable. The Boards noted that since the investment advisory fees and shareholder servicing fees do not have breakpoints, there would be no economies of scale for those fees as the Portfolios' assets increase. With respect to the Glenmede Fund Board's evaluation of the Sub-Investment Advisory Agreement, economies of scale were not considered relevant because the sub-advisory fee is to be paid by the Advisor, not the International Portfolio or its shareholders, and therefore would have no impact on the International Portfolio's expense ratio.

Based upon each Board's deliberations and evaluation of the information described above, the Directors/Trustees, including all of the Independent Directors/Trustees, determined that the terms of each Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and fair to the respective Portfolios and their shareholders.

THE GLENMEDE PORTFOLIOS

THE GLENMEDE FUND, INC.

Privacy Notice

The Glenmede Fund, Inc. and The Glenmede Portfolios (each the "Company") are committed to protecting the security and confidentiality of the personal information of our shareholders. We provide you with this notice to inform you about our practices with respect to personal information.

We collect nonpublic personal information about you from the following sources:

•  Information we receive from you on applications or other forms; and

•  Information about your transactions with us or others;

•  Information received from you in written, telephonic or electronic communications with us, or affiliates or others.

We may share all of the nonpublic personal information that we collect (as described above) with our affiliated providers of financial services, such as The Glenmede Trust Company and its affiliated banking and insurance companies, and with companies that perform marketing services on our behalf. We are permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account with us and to government entities.

If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

We restrict access to your personal and account information to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. If you have any questions about our privacy policies, please call 1-800-442-8299.

The Glenmede Fund, Inc. and The Glenmede Portfolios

Investment Advisor

Glenmede Advisers, Inc.
One Liberty Place
1650 Market Street, Suite 1200
Philadelphia, Pennsylvania 19103

Administrator

Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

Custodian

Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, Pennsylvania 19103-6996

Distributor

Quasar Distributors, LLC.
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Auditors

PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110

Investment Advisor

(for Philadelphia International Fund)

Investment Sub-Advisor

(for International Portfolio)
Philadelphia International Advisors LP
One Liberty Place
1650 Market Street, Suite 1400
Philadelphia, Pennsylvania 19103

The report is submitted for the general information of the shareholders of The Glenmede Fund, Inc. and The Glenmede Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contain information concerning the Fund's investment policies and expenses as well as other pertinent information.

Item 2. Code of Ethics.

As of October 31, 2006, the Registrant has adopted a code of ethics that applies to the Registrant’s President and Treasurer (Principal Executive Officer and Principal Financial Officer). For the year ended October 31, 2006, there were no amendments to a provision of its code of ethics, nor were there any waivers, including implicit waivers granted from a provision of the code of ethics. A copy of the Registrant’s code of ethics is filed with the Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The audit committee financial expert serving on the Registrant’s audit committee is Francis J. Palamara, who is “independent” as defined in Item 3(a)(2) of this Form.

Item 4. Principal Accountant Fees and Services.

(a)          Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $189,413 and $220,484 for the fiscal years ended October 31, 2005 and October 31, 2006, respectively.

(b)         Audit-Related Fees – There were no fees billed for the fiscal years ended October 31, 2005 and October 31, 2006 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under (a) of this Item.

(c)          Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Registrant’s tax returns, other tax-related filings and excise tax calculations were $38,609 and $62,800 for the fiscal years ended October 31, 2005 and October 31, 2006, respectively.

(d)         All Other Fees – There were no other fees billed for the fiscal years ended October 31, 2005 and October 31, 2006 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)          (1)  The Registrant’s audit committee pre-approves all audit and non-audit services to be performed by the Registrant’s accountant before the accountant is engaged by the Registrant to perform such services.

(2)   There were no services described in (b) through (d) above (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            None of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended October 31, 2006 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)         Not applicable.

(h)         Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Registrant’s full schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics for the Registrant’s President and Treasurer (Principal Executive Officer and Principal Financial Officer) described in Item 2 is attached hereto.

(a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	THE GLENMEDE FUND, INC.

By (Signature and Title)	By:	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts President and Treasurer (Principal Executive Officer and Principal Financial Officer)
Date:	1/5/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	By:	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts President and Treasurer (Principal Executive Officer and Principal Financial Officer)
Date:	1/5/07